UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

811-22761

Investment Company Act file number:

Stone Ridge Trust

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

(Name and address of agent for service)

1-855-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

ELEMENTS U.S. PORTFOLIO

Schedule of Investments as of August 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 88.1%
Automobiles & Components - 1.5%
BorgWarner, Inc.	24,178	$1,122,101
Delphi Automotive PLC (a)	10,983	1,058,761
Ford Motor Co.	175,130	1,931,684
Gentex Corp.	96,914	1,770,619
Goodyear Tire & Rubber Co.	11,487	348,056
Harley-Davidson, Inc.	246	11,564
Lear Corp.	6,340	948,083
Thor Industries, Inc.	18,015	1,957,150
Visteon Corp. (b)	15,463	1,785,049

		10,933,067

Banks - 1.3%
Associated Banc-Corp.	68,928	1,509,523
Bank of America Corp.	82,944	1,981,532
Bank of Hawaii Corp.	6,763	528,393
BankUnited, Inc.	1,847	61,468
BB&T Corp.	4,300	198,187
Citigroup, Inc.	3,710	252,391
Citizens Financial Group, Inc.	2,860	94,752
Commerce Bancshares, Inc.	6,239	343,083
Cullen/Frost Bankers, Inc.	362	30,481
East West Bancorp, Inc.	17,664	978,056
Fifth Third Bancorp	8,135	212,568
First Hawaiian, Inc.	15,185	411,362
First Horizon National Corp.	1,755	30,204
Huntington Bancshares, Inc.	7,371	92,801
JPMorgan Chase & Co.	8,879	807,012
M&T Bank Corp.	600	88,716
New York Community Bancorp, Inc.	295	3,555
PacWest Bancorp	800	36,120
Popular, Inc. (a)	23,353	932,018
Regions Financial Corp.	63,349	893,854
Signature Bank - New York (b)	796	102,159
Synovus Financial Corp.	1,452	61,158
TCF Financial Corp.	1,425	22,130
TFS Financial Corp.	272	4,183
Western Alliance Bancorp (b)	4,780	230,539

		9,906,245

Capital Goods - 9.3%
3M Co.	4,418	902,686
Acuity Brands, Inc.	3,568	630,787
AECOM Technology Corp. (b)	26,824	898,604
AGCO Corp.	13,988	957,479
Air Lease Corp.	3,333	135,453
Allegion PLC (a)	5,718	450,064
Allison Transmission Holdings, Inc.	10,029	348,307
AMETEK, Inc.	19,652	1,242,989
AO Smith Corp.	24,458	1,362,066
Arconic, Inc.	11,955	304,494
Armstrong World Industries, Inc. (b)	6,989	331,977
Boeing Co.	16,506	3,955,828
BWX Technologies, Inc.	9,088	497,295
Carlisle Cos., Inc.	16,551	1,567,214
Caterpillar, Inc.	978	114,905
Chicago Bridge & Iron Co. (a)	8	99
Colfax Corp. (b)	20,323	810,481
Crane Co.	16,599	1,232,144
Cummins, Inc.	7,999	1,274,881
Donaldson Co., Inc.	31,392	1,483,272
Dover Corp.	2,187	185,633
Eaton Corp. PLC (a)	12,619	905,539
EI Du Pont de Nemours & Co.	1,400	117,502
Emerson Electric Co.	4,694	277,134
Fastenal Co.	1,490	63,578
Flowserve Corp.	1,879	73,807
Fluor Corp.	13,717	529,065
Fortive Corp.	21,270	1,381,912
Fortune Brands Home & Security, Inc.	28,105	1,757,406
General Dynamics Corp.	1,420	285,917
Graco, Inc.	5,747	663,836
HD Supply Holdings, Inc. (b)	34,145	1,137,028
HEICO Corp.	22,794	1,955,041
HEICO Corp. - Class A	26,174	1,901,541

Hexcel Corp.	14,035	754,662
Honeywell International, Inc.	2,595	358,811
Hubbell, Inc.	12,886	1,453,412
Huntington Ingalls Industries, Inc.	6,343	1,357,148
IDEX Corp.	6,561	771,442
Illinois Tool Works, Inc.	100	13,751
Ingersoll-Rand PLC (a)	11,309	965,675
ITT, Inc.	36,364	1,467,651
Jacobs Engineering Group, Inc.	43,021	2,344,214
L3 Technologies, Inc.	5,244	951,681
Lennox International, Inc.	8,339	1,382,022
Lincoln Electric Holdings, Inc.	13,477	1,170,343
Lockheed Martin Corp.	3,134	957,092
Masco Corp.	7,569	278,312
Middleby Corp. (b)	1,434	174,518
MSC Industrial Direct Co., Inc.	20,067	1,382,215
Nordson Corp.	17	1,858
Northrop Grumman Corp.	1,275	347,068
Orbital ATK, Inc.	2,028	226,284
Oshkosh Corp.	22,661	1,690,511
Owens Corning	8,242	610,979
Parker-Hannifin Corp.	953	153,328
Pentair PLC (a)	14,115	875,836
Quanta Services, Inc. (b)	2,242	80,555
Raytheon Co.	8,703	1,584,033
Regal Beloit Corp.	19,442	1,465,927
Rockwell Automation, Inc.	3,828	628,022
Rockwell Collins, Inc.	5,053	662,196
Snap-on, Inc.	7,753	1,144,110
Spirit AeroSystems Holdings, Inc.	30,184	2,248,708
Stanley Black & Decker, Inc.	2,638	379,872
Terex Corp.	4,185	161,332
Textron, Inc.	27,831	1,366,224
Timken Co.	18,486	829,097
Toro Co.	16,347	1,008,283
Trinity Industries, Inc.	8,763	252,725
United Technologies Corp.	14,188	1,698,587
USG Corp. (b)	4,808	144,240
Valmont Industries, Inc.	8,303	1,191,896
WABCO Holdings, Inc. (b)	4,614	662,663
Wabtec Corp.	636	44,883
Watsco, Inc.	8,823	1,300,157
WESCO International, Inc. (b)	26,691	1,346,561
WW Grainger, Inc.	6,958	1,131,162
Xylem, Inc.	11,452	710,826

		69,466,836

Commercial & Professional Services - 1.5%
Cintas Corp.	5,512	744,175
Clean Harbors, Inc. (b)	2,920	157,943
Copart, Inc. (b)	19,963	652,591
Dun & Bradstreet Corp.	11,953	1,332,042
Equifax, Inc.	200	28,494
KAR Auction Services, Inc.	11,537	520,203
LSC Communications, Inc.	15,953	257,003
ManpowerGroup, Inc.	17,557	1,957,781
Nielsen Holdings PLC (a)	23,345	906,953
Pitney Bowes, Inc.	57,536	739,338
Republic Services, Inc.	20,835	1,359,276
Robert Half International, Inc.	19,121	866,181
Rollins, Inc.	6,657	295,637
RR Donnelley & Sons Co.	51,892	478,963
Stericycle, Inc. (b)	7,851	564,408
Verisk Analytics, Inc. (b)	1,674	135,678
Waste Management, Inc.	796	61,380

		11,058,046

Consumer Durables & Apparel - 4.2%
Brunswick Corp.	20,077	1,053,641
CalAtlantic Group, Inc.	14,912	518,192
Carter’s, Inc.	21,554	1,868,947
Coach, Inc.	20,445	852,556
DR Horton, Inc.	15,501	560,361
Garmin Ltd. (a)	13,607	700,760
Hanesbrands, Inc.	44,303	1,074,791
Hasbro, Inc.	10,192	1,001,364
Leggett & Platt, Inc.	14,910	685,413
Lennar Corp. - A Shares	9,921	513,511
Lennar Corp. - B Shares	1,159	49,872
Lululemon Athletica, Inc. (b)	13,376	769,789
Mattel, Inc.	44,146	716,048

Michael Kors Holdings Ltd. (a)(b)	51,960	2,193,751
Mohawk Industries, Inc. (b)	3,061	774,800
NIKE, Inc.	72,175	3,811,562
NVR, Inc. (b)	673	1,831,132
PulteGroup, Inc.	24,506	632,745
PVH Corp.	11,518	1,450,001
Ralph Lauren Corp.	33,759	2,967,079
Skechers U.S.A., Inc. (b)	73,852	1,951,908
Tempur Sealy International, Inc. (b)	930	57,567
Toll Brothers, Inc.	2,462	95,920
Tupperware Brands Corp.	13,701	792,877
Under Armour, Inc. - Class A (b)	21,525	347,629
Under Armour, Inc. - Class C (b)	73,321	1,107,147
VF Corp.	27,539	1,731,377
Vista Outdoor, Inc. (b)	37,132	761,206
Whirlpool Corp.	2,079	356,798

		31,228,744

Consumer Services - 1.5%
Aramark	21,619	879,677
Brinker International, Inc.	2,677	83,576
Carnival Corp. (a)	9,500	660,060
Chipotle Mexican Grill, Inc. (b)	3,030	959,631
Choice Hotels International, Inc.	10,792	669,644
Darden Restaurants, Inc.	11,032	905,617
Domino’s Pizza, Inc.	79	14,399
Extended Stay America, Inc.	19,538	382,749
Graham Holdings Co.	2,176	1,277,747
H&R Block, Inc.	15,936	426,129
Hilton Grand Vacations, Inc. (b)	9,926	359,817
Hilton Worldwide Holdings, Inc.	7,823	503,254
Hyatt Hotels Corp. (b)	31,623	1,881,885
International Game Technology PLC (a)	4,969	101,219
Las Vegas Sands Corp.	600	37,326
McDonald’s Corp.	123	19,676
Royal Caribbean Cruises Ltd. (a)	800	99,568
Service Corp International	13,009	459,738
ServiceMaster Global Holdings, Inc. (b)	2,480	116,858
Six Flags Entertainment Corp.	41	2,237
Starbucks Corp.	12,887	706,981
Wendy’s Co.	2,699	40,269
Wyndham Worldwide Corp.	1,632	162,678
Yum China Holdings, Inc. (b)	17,917	633,545
Yum! Brands, Inc.	2,414	185,443

		11,569,723

Diversified Financials - 4.4%
Affiliated Managers Group, Inc.	2,641	466,638
Ally Financial, Inc.	23,371	528,185
American Express Co.	11,640	1,002,204
Ameriprise Financial, Inc.	1,643	227,572
Artisan Partners Asset Management, Inc.	19,052	584,896
Berkshire Hathaway, Inc. (b)	93,069	16,860,380
Capital One Financial Corp.	2,528	201,254
Credit Acceptance Corp. (b)	165	44,930
Discover Financial Services	7,122	419,842
Donnelley Financial Solutions, Inc. (b)	6,826	146,145
E*TRADE Financial Corp. (b)	21,461	880,116
Eaton Vance Corp.	3,786	180,138
FactSet Research Systems, Inc.	1,519	238,756
Federated Investors, Inc.	59,330	1,620,302
FNF Group	44,610	2,151,986
Franklin Resources, Inc.	35,926	1,553,081
Lazard Ltd. (a)	1,427	61,204
Legg Mason, Inc.	5,486	209,510
Leucadia National Corp.	27,074	641,112
LPL Financial Holdings, Inc.	190	8,900
MarketAxess Holdings, Inc.	1,814	350,011
Morningstar, Inc.	9,195	760,427
MSCI, Inc.	1,099	125,956
Navient Corp.	10,622	140,210
OneMain Holdings, Inc. (b)	14,373	393,389
Raymond James Financial, Inc.	331	25,924
S&P Global, Inc.	506	78,091
SEI Investments Co.	13,214	772,491
Synchrony Financial	39,028	1,201,672
T Rowe Price Group, Inc.	100	8,436
Thomson Reuters Corp. (a)	24,976	1,141,154
Voya Financial, Inc.	1,597	61,053

		33,085,965

Energy - 1.2%
Andeavor	598	59,890
Baker Hughes a GE Co.	7,039	238,622
Cabot Oil & Gas Corp.	700	17,885
Cheniere Energy, Inc. (b)	65	2,781
Dril-Quip, Inc. (b)	7,713	289,623
Ensco PLC (a)	1,211	5,147
Exxon Mobil Corp.	21,900	1,671,627
Gulfport Energy Corp. (b)	2,147	26,902
HollyFrontier Corp.	9,700	303,707
Kinder Morgan, Inc.	23,581	455,821
Kosmos Energy Ltd. (a)(b)	810	5,702
Marathon Oil Corp.	29,380	326,706
Marathon Petroleum Corp.	5,052	264,977
Murphy Oil Corp.	3,400	77,044
Noble Corp PLC (a)(b)	90,291	294,349
Oceaneering International, Inc.	27,091	610,902
ONEOK, Inc.	425	23,018
PBF Energy, Inc.	21,788	515,940
Phillips 66	1,100	92,191
Transocean Ltd. (a)(b)	3,500	28,560
Valero Energy Corp.	21,729	1,479,745
Whiting Petroleum Corp. (b)	3,036	13,571
Williams Cos., Inc.	11,395	338,773
World Fuel Services Corp.	52,944	1,828,686

		8,972,169

Food & Staples Retailing - 4.9%
Casey’s General Stores, Inc.	11,226	1,183,445
Costco Wholesale Corp.	25,910	4,061,133
CVS Health Corp.	59,678	4,615,496
Kroger Co.	139,219	3,044,720
Rite Aid Corp. (b)	13,652	33,038
Sprouts Farmers Market, Inc. (b)	60,474	1,205,852
Sysco Corp.	33,911	1,786,092
U.S. Foods Holding Corp. (b)	96,066	2,637,012
Walgreens Boots Alliance, Inc.	55,378	4,513,307
Wal-Mart Stores, Inc.	170,844	13,337,791

		36,417,886

Food, Beverage & Tobacco - 3.8%
Archer-Daniels-Midland Co.	35,356	1,460,910
Blue Buffalo Pet Products, Inc. (b)	5,951	153,298
Brown-Forman Corp. - Class A	3,998	222,369
Brown-Forman Corp. - Class B	20,389	1,081,433
Bunge Ltd. (a)	17,977	1,341,623
Campbell Soup Co.	35,563	1,643,011
Coca-Cola Co.	37,670	1,715,868
Conagra Brands, Inc.	38,061	1,235,460
Constellation Brands, Inc.	200	40,020
Dr. Pepper Snapple Group, Inc.	5,984	544,843
Flowers Foods, Inc.	109,315	1,898,802
General Mills, Inc.	37,937	2,020,525
Hain Celestial Group, Inc. (b)	28,466	1,144,902
Hershey Co.	13,713	1,438,768
Hormel Foods Corp.	57,248	1,759,803
Ingredion, Inc.	16,735	2,072,128
JM Smucker Co.	11,333	1,187,245
Kellogg Co.	24,303	1,590,874
McCormick & Co., Inc.	10,271	977,080
Mondelez International, Inc.	16,787	682,559
Monster Beverage Corp. (b)	2,793	155,905
PepsiCo., Inc.	3,178	367,790
Pilgrim’s Pride Corp. (b)	2,344	69,031
Pinnacle Foods, Inc.	19,206	1,139,108
Post Holdings, Inc. (b)	839	71,424
TreeHouse Foods, Inc. (b)	12,433	832,887
Tyson Foods, Inc.	18,806	1,190,420

		28,038,086

Health Care Equipment & Services - 5.7%
Acadia Healthcare Co., Inc. (b)	1,542	72,381
Aetna, Inc.	17,657	2,784,509
Align Technology, Inc. (b)	1,854	327,676
Allscripts Healthcare Solutions, Inc. (b)	23,583	309,881
AmerisourceBergen Corp.	12,684	1,017,891
Anthem, Inc.	16,660	3,266,026
Baxter International, Inc.	8,408	521,632
C.R. Bard, Inc.	2,237	717,652
Cardinal Health, Inc.	5,779	389,851
Centene Corp. (b)	11,192	994,409
Cerner Corp. (b)	2,001	135,628
Cigna Corp.	18,438	3,356,822

Cooper Cos., Inc.	343	86,035
Danaher Corp.	4,959	413,680
DaVita HealthCare Partners, Inc. (b)	17,719	1,037,625
DENTSPLY SIRONA, Inc.	11,037	624,363
DexCom, Inc. (b)	1,221	91,099
Edwards Lifesciences Corp. (b)	3,760	427,362
Envision Healthcare Corp. (b)	2,147	112,524
Express Scripts Holding Co. (b)	34,299	2,154,663
HCA Holdings, Inc. (b)	652	51,286
Henry Schein, Inc. (b)	9,453	1,641,797
Hill-Rom Holdings, Inc.	9,952	765,906
Hologic, Inc. (b)	3,458	133,479
Humana, Inc.	12,251	3,156,103
IDEXX Laboratories, Inc. (b)	3,081	478,880
Inovalon Holdings, Inc. (b)	1,916	25,962
Laboratory Corp. of America Holdings (b)	5,459	856,353
LifePoint Health, Inc. (b)	6,556	379,920
MEDNAX, Inc. (b)	25,051	1,123,537
Patterson Cos., Inc.	19,643	756,255
Premier, Inc. (b)	22,446	751,941
Quest Diagnostics, Inc.	9,191	995,845
ResMed, Inc.	4,601	356,946
UnitedHealth Group, Inc.	34,911	6,943,798
Universal Health Services, Inc.	1,675	181,118
Varex Imaging Corp. (b)	31,783	970,335
Varian Medical Systems, Inc. (b)	4,926	523,387
VCA, Inc. (b)	5,108	474,840
Veeva Systems, Inc. (b)	200	11,900
WellCare Health Plans, Inc. (b)	13,110	2,290,055
West Pharmaceutical Services, Inc.	8,990	782,490
Zimmer Biomet Holdings, Inc.	800	91,416

		42,585,258

Household & Personal Products - 1.3%
Church & Dwight Co., Inc.	35,057	1,758,810
Clorox Co.	7,932	1,098,820
Colgate-Palmolive Co.	30,956	2,217,688
Edgewell Personal Care Co. (b)	15,477	1,175,323
Energizer Holdings, Inc.	13,645	602,427
Estee Lauder Cos., Inc.	9,958	1,065,406
Herbalife Ltd. (a)(b)	5,259	362,924
Kimberly-Clark Corp.	3,473	428,186
Nu Skin Enterprises, Inc.	8,793	534,878
Procter & Gamble Co.	3,608	332,910

		9,577,372

Insurance - 5.3%
Aflac, Inc.	12,300	1,015,365
Allstate Corp.	17,407	1,575,333
American Financial Group, Inc.	18,059	1,838,587
American National Insurance Co.	4,395	508,545
Aon PLC (a)	1,200	166,992
Arthur J Gallagher & Co.	9,903	573,384
Assurant, Inc.	7,944	752,217
Athene Holding Ltd. (a)(b)	800	42,808
Brighthouse Financial, Inc. (b)	3,592	204,995
Brown & Brown, Inc.	32,476	1,460,121
Cincinnati Financial Corp.	24,678	1,896,258
CNA Financial Corp.	38,132	1,870,756
Erie Indemnity Co.	2,181	263,443
First American Financial Corp.	42,160	2,068,370
Hanover Insurance Group, Inc.	19,157	1,880,834
Hartford Financial Services Group, Inc.	10,062	544,052
Lincoln National Corp.	499	33,862
Loews Corp.	31,025	1,445,145
Markel Corp. (b)	100	105,199
Marsh & McLennan Cos., Inc.	25,319	1,976,908
Mercury General Corp.	13,117	753,834
MetLife, Inc.	24,220	1,134,223
Old Republic International Corp.	43,790	835,951
Principal Financial Group, Inc.	14,538	908,916
ProAssurance Corp.	21,600	1,150,200
Progressive Corp.	53,327	2,478,639
Prudential Financial, Inc.	7,767	792,855
Reinsurance Group of America, Inc.	12,587	1,692,322
Renaissance Re Holdings Ltd. (a)	9,979	1,388,678
Torchmark Corp.	25,394	1,954,576
Travelers Cos., Inc.	15,736	1,906,888
Unum Group	10,009	482,234
Validus Holdings Ltd. (a)	37,276	1,869,391
WR Berkley Corp.	34,198	2,278,955

		39,850,836

Materials - 4.0%
Air Products & Chemicals, Inc.	160	23,259
Albemarle Corp.	2,701	314,018
Alcoa Corp. (b)	700	30,716
AptarGroup, Inc.	17,287	1,445,366
Ashland Global Holdings, Inc.	4,065	252,233
Avery Dennison Corp.	20,624	1,944,018
Axalta Coating Systems Ltd. (a)(b)	19,147	565,219
Bemis Co., Inc.	41,159	1,753,785
Berry Global Group, Inc. (b)	2,408	135,426
Cabot Corp.	7,711	406,216
Celanese Corp.	926	89,841
CF Industries Holdings, Inc.	600	17,394
Crown Holdings, Inc. (b)	12,270	724,298
Domtar Corp.	37,021	1,497,129
Eagle Materials, Inc.	304	29,564
Eastman Chemical Co.	1,680	144,816
FMC Corp.	6,110	526,804
Freeport-McMoRan, Inc. (b)	78,454	1,159,550
Graphic Packaging Holding Co.	81,244	1,060,234
Huntsman Corp.	11,202	297,637
International Flavors & Fragrances, Inc.	199	27,233
International Paper Co.	551	29,682
LyondellBasell Industries NV (a)	10,732	972,212
Monsanto Co.	22,504	2,637,469
Newmont Mining Corp.	73,879	2,832,521
Nucor Corp.	16,240	894,986
Owens-Illinois, Inc. (b)	6,898	169,967
Packaging Corp of America	1,858	208,858
Platform Specialty Products Corp. (b)	26,567	310,303
PPG Industries, Inc.	3,100	323,392
Praxair, Inc.	12,491	1,643,066
Reliance Steel & Aluminum Co.	14,683	1,063,343
Royal Gold, Inc.	2,067	192,810
RPM International, Inc.	18,577	909,716
Scotts Miracle-Gro Co.	8,173	781,257
Sealed Air Corp.	16,151	716,781
Sherwin-Williams Co.	872	295,844
Silgan Holdings, Inc.	27,000	812,430
Sonoco Products Co.	28,809	1,390,322
Steel Dynamics, Inc.	18,703	644,318
Tahoe Resources, Inc. (a)	44,300	211,311
United States Steel Corp.	43	1,144
Westlake Chemical Corp.	1,127	86,678
WestRock Co.	10,088	574,108
WR Grace & Co.	1,114	79,629

		30,226,903

Media - 3.5%
AMC Networks, Inc. (b)	18,325	1,113,793
Cable One, Inc.	275	208,653
CBS Corp.	132	8,456
Cinemark Holdings, Inc.	40	1,332
Clear Channel Outdoor Holdings, Inc.	51,077	196,646
Discovery Communications, Inc. - Class A (b)	77,850	1,729,049
Discovery Communications, Inc. - Class C (b)	63,500	1,334,135
DISH Network Corp. (b)	3,596	206,015
Interpublic Group of Cos., Inc.	43,156	869,162
John Wiley & Sons, Inc.	36,314	1,959,140
Liberty Broadband Corp. - Class A (b)	37	3,753
Liberty Media Corp. - Liberty SiriusXM - Class A (b)	45,209	2,020,842
Liberty Media Corp. - Liberty SiriusXM - Class B (b)	14,026	625,700
Lions Gate Entertainment Corp. - Class A (a)(b)	7,563	224,848
Lions Gate Entertainment Corp. - Class B (a)(b)	4,361	122,413
Live Nation Entertainment, Inc. (b)	34,205	1,366,832
Madison Square Garden Co. (b)	3,747	796,275
News Corp. - Class A	156,317	2,089,958
News Corp. - Class B	84,665	1,159,911
Omnicom Group, Inc.	4,174	302,114
Regal Entertainment Group	24	354
Scripps Networks Interactive, Inc.	25,805	2,210,198
TEGNA, Inc.	96,316	1,215,508
Time Warner, Inc.	2,523	255,075
Tribune Media Co.	10,527	421,817
Twenty-First Century Fox, Inc. - Class A	60,519	1,669,719
Twenty-First Century Fox, Inc. - Class B	49,567	1,343,266
Viacom, Inc. - Class A	6,013	229,697
Viacom, Inc. - Class B	23,146	661,976
Walt Disney Co.	21,539	2,179,747

		26,526,384

Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
Agilent Technologies, Inc.	700	45,304
Akorn, Inc. (b)	4,200	138,180
Alkermes PLC (a)(b)	2,600	132,028
Biogen, Inc. (b)	600	189,936
Bio-Rad Laboratories, Inc. (b)	1,707	371,819
Bio-Techne Corp.	150	18,567
Bioverativ, Inc. (b)	2,200	124,718
Bristol-Myers Squibb Co.	66,104	3,997,970
Bruker Corp.	31,774	924,306
Charles River Laboratories International, Inc. (b)	5,740	624,512
Eli Lilly & Co.	26,360	2,142,804
Endo International PLC (a)(b)	72,008	632,950
Gilead Sciences, Inc.	91,100	7,625,981
Illumina, Inc. (b)	1,000	204,460
Intercept Pharmaceuticals, Inc. (b)	1,400	163,254
Johnson & Johnson	15,477	2,048,691
Merck & Co., Inc.	11,575	739,180
Mettler-Toledo International, Inc. (b)	161	97,419
Mylan NV (a)(b)	15,911	500,878
Neurocrine Biosciences, Inc. (b)	1,800	101,880
OPKO Health, Inc. (b)	45,100	288,640
PerkinElmer, Inc.	17,189	1,151,491
Perrigo Co. PLC (a)	11,477	906,224
Pfizer, Inc.	160,043	5,428,659
QIAGEN NV (a)	14,095	453,436
Quintiles IMS Holdings, Inc. (b)	1,021	98,047
Seattle Genetics, Inc. (b)	4,700	246,891
United Therapeutics Corp. (b)	4,500	588,600
VWR Corp. (b)	34,110	1,126,312
Waters Corp. (b)	1,636	300,173
Zoetis, Inc.	400	25,080

		31,438,390

Real Estate - 0.2%
Jones Lang LaSalle, Inc.	86	10,484
Realogy Holdings Corp.	36,067	1,222,671

		1,233,155

Retailing - 8.1%
Advance Auto Parts, Inc.	14,569	1,426,305
Amazon.com, Inc. (b)	1,561	1,530,717
AutoNation, Inc. (b)	7,925	359,557
AutoZone, Inc. (b)	1,715	906,275
Bed Bath & Beyond, Inc.	80,369	2,217,381
Best Buy Co., Inc.	40,076	2,174,524
Burlington Stores, Inc. (b)	12,019	1,047,215
Cabela’s, Inc. (b)	8,191	439,857
Dick’s Sporting Goods, Inc.	41,859	1,103,403
Dillard’s, Inc.	1,867	113,514
Dollar General Corp.	23,408	1,698,485
Dollar Tree, Inc. (b)	20,689	1,647,672
Expedia, Inc.	6,964	1,033,179
Foot Locker, Inc.	41,754	1,470,993
GameStop Corp.	3,202	59,237
Gap, Inc.	95,693	2,260,269
Genuine Parts Co.	11,928	987,996
Groupon, Inc. (b)	162,209	720,208
Home Depot, Inc.	19,457	2,916,021
Kohl’s Corp.	39,577	1,574,373
L Brands, Inc.	15,052	545,183
Liberty Expedia Holdings, Inc. (b)	12,228	668,749
Liberty Interactive Corp QVC Group (b)	92,001	2,035,062
LKQ Corp. (b)	55,113	1,909,665
Lowe’s Cos., Inc.	29,417	2,173,622
Macy’s, Inc.	89,007	1,848,675
Michaels Cos., Inc. (b)	103,425	2,321,891
Murphy USA, Inc. (b)	19,716	1,270,893
Nordstrom, Inc.	14,818	661,179
O’Reilly Automotive, Inc. (b)	3,615	709,010
Penske Automotive Group, Inc.	9,630	407,927
Pool Corp.	10,092	1,006,072
Ross Stores, Inc.	31,630	1,848,774
Sally Beauty Holdings, Inc. (b)	92,712	1,723,516
Signet Jewelers Ltd. (a)	28,268	1,782,863
Staples, Inc.	308,162	3,147,875
Target Corp.	51,856	2,827,708
Tiffany & Co.	12,197	1,114,806
TJX Cos., Inc.	31,664	2,289,307
Tractor Supply Co.	41,538	2,471,926

TripAdvisor, Inc. (b)	10,399	444,349
Urban Outfitters, Inc. (b)	62,345	1,274,332
Williams-Sonoma, Inc.	9,689	445,694

		60,616,259

Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	61,258	2,763,961
Cree, Inc. (b)	12,030	292,690
First Solar, Inc. (b)	9,322	437,761
Intel Corp.	95,965	3,365,492
KLA-Tencor Corp.	5,331	499,461
Lam Research Corp.	3,758	623,753
Marvell Technology Group Ltd. (a)	118,469	2,121,780
Maxim Integrated Products, Inc.	2,135	99,619
Micron Technology, Inc. (b)	3,700	118,289
NVIDIA Corp.	15,078	2,554,816
ON Semiconductor Corp. (b)	57,929	989,427
QUALCOMM, Inc.	7,148	373,626
Skyworks Solutions, Inc.	5,980	630,053
Teradyne, Inc.	21,219	755,609
Texas Instruments, Inc.	8,362	692,541
Xilinx, Inc.	13,128	867,236

		17,186,114

Software & Services - 9.2%
Accenture PLC (a)	19,664	2,571,265
Activision Blizzard, Inc.	2,403	157,541
Akamai Technologies, Inc. (b)	6,585	310,483
Alliance Data Systems Corp.	74	16,687
Alphabet, Inc. - Class A (b)	12,820	12,246,177
Alphabet, Inc. - Class C (b)	11,545	10,844,565
Amdocs Ltd. (a)	33,273	2,155,758
ANSYS, Inc. (b)	9,580	1,234,096
Atlassian Corp PLC (a)(b)	7,801	277,716
Autodesk, Inc. (b)	100	11,446
Automatic Data Processing, Inc.	1,237	131,703
Black Knight Financial Services, Inc. (b)	13,735	585,111
Booz Allen Hamilton Holding Corp.	25,794	879,833
Broadridge Financial Solutions, Inc.	15,019	1,173,434
CA, Inc.	23,054	764,932
Cadence Design Systems, Inc. (b)	29,978	1,177,836
Cars.com, Inc. (b)	21	543
CDK Global, Inc.	5,791	373,519
Citrix Systems, Inc. (b)	8,539	667,835
Cognizant Technology Solutions Corp.	2,254	159,516
CommerceHub, Inc. - Series A (b)	3,294	73,028
CommerceHub, Inc. - Series C (b)	13,673	290,278
Conduent, Inc. (b)	10,200	168,402
CoreLogic, Inc. (b)	19,964	937,709
CSRA, Inc.	28,410	895,199
Dell Technologies, Inc. - Class V (b)	5,202	389,786
DST Systems, Inc.	1,654	84,900
eBay, Inc. (b)	2,781	100,477
Electronic Arts, Inc. (b)	300	36,450
Euronet Worldwide, Inc. (b)	6,567	645,339
Facebook, Inc. (b)	10,137	1,743,260
Fidelity National Information Services, Inc.	6,604	613,644
FireEye, Inc. (b)	3,540	52,286
First Data Corp. (b)	59,457	1,094,603
Fiserv, Inc. (b)	2,837	350,965
Fortinet, Inc. (b)	8,560	326,992
Gartner, Inc. (b)	4,781	576,541
Genpact Ltd. (a)	66,233	1,884,329
GoDaddy, Inc. (b)	307	13,760
Guidewire Software, Inc. (b)	2,003	151,647
IAC InterActive Corp. (b)	11,551	1,311,154
International Business Machines Corp.	25,562	3,656,133
Intuit, Inc.	3,247	459,288
Jack Henry & Associates, Inc.	3,264	336,420
Leidos Holdings, Inc.	2,424	141,368
Manhattan Associates, Inc. (b)	14,572	612,753
MasterCard, Inc.	14,443	1,925,252
Match Group, Inc. (b)	53,190	1,156,882
Nuance Communications, Inc. (b)	262	4,210
PayPal Holdings, Inc. (b)	8,515	525,205
PTC, Inc. (b)	4,969	278,264
Red Hat, Inc. (b)	153	16,447
Sabre Corp.	21,589	398,101
SS&C Technologies Holdings, Inc.	8,219	318,157
Symantec Corp.	374	11,212
Synopsys, Inc. (b)	24,074	1,936,031

Tableau Software, Inc. (b)	5,469	396,393
Teradata Corp. (b)	63,141	2,015,461
Total System Services, Inc.	19,583	1,353,577
Twitter, Inc. (b)	39,513	668,165
Tyler Technologies, Inc. (b)	792	136,858
Ultimate Software Group, Inc. (b)	800	160,720
Vantiv, Inc. (b)	5,855	413,890
Visa, Inc.	14,076	1,457,147
VMware, Inc. (b)	15,808	1,708,845
Western Union Co.	7,436	140,689
Yelp, Inc. (b)	14	596
Zillow Group, Inc. - Class A (b)	400	15,968
Zynga, Inc. (b)	245,105	919,144

		68,643,921

Technology Hardware & Equipment - 8.1%
Amphenol Corp.	8,134	658,366
Apple, Inc.	159,671	26,186,044
ARRIS International PLC (a)(b)	47,111	1,312,512
Arrow Electronics, Inc. (b)	13,551	1,076,356
Avnet, Inc.	27,959	1,078,379
Brocade Communications Systems, Inc.	24,783	306,814
CDW Corp.	21,670	1,374,311
Cisco Systems, Inc.	99,008	3,189,048
Cognex Corp.	1,500	163,455
CommScope Holding Co., Inc. (b)	24,085	796,250
Corning, Inc.	74,797	2,151,162
Dolby Laboratories, Inc.	44,943	2,267,824
EchoStar Corp. (b)	10,764	649,069
F5 Networks, Inc. (b)	8,955	1,069,048
Fitbit, Inc. (b)	11,062	66,704
FLIR Systems, Inc.	28,783	1,093,754
Harris Corp.	5,950	731,255
Hewlett Packard Enterprise Co.	4,398	79,428
HP, Inc.	128,682	2,455,253
IPG Photonics Corp. (b)	807	141,862
Jabil Circuit, Inc.	23,337	731,615
Juniper Networks, Inc.	87,205	2,418,195
Keysight Technologies, Inc. (b)	23,411	956,573
Motorola Solutions, Inc.	7,797	687,072
National Instruments Corp.	29,329	1,184,598
NCR Corp. (b)	19,176	700,499
NetApp, Inc.	39,448	1,525,060
Trimble, Inc. (b)	22,665	876,682
VeriFone Systems, Inc. (b)	3	59
Western Digital Corp.	5,286	466,595
Xerox Corp.	108,262	3,493,615
Zebra Technologies Corp. (b)	3,535	364,423

		60,251,880

Telecommunication Services - 0.6%
AT&T, Inc.	45,241	1,694,728
CenturyLink, Inc.	2,846	56,123
Frontier Communications Corp.	14	189
Telephone & Data Systems, Inc.	42,937	1,258,483
T-Mobile US, Inc. (b)	555	35,914
United States Cellular Corp. (b)	30,172	1,167,053

		4,212,490

Transportation - 1.6%
Alaska Air Group, Inc.	2,174	162,311
Avis Budget Group, Inc. (b)	5	181
CH Robinson Worldwide, Inc.	9,579	676,565
Copa Holdings (a)	2,973	368,860
Delta Air Lines, Inc.	20,215	953,946
Expeditors International of Washington, Inc.	22,233	1,247,271
FedEx Corp.	300	64,314
Genesee & Wyoming, Inc. (b)	1,341	91,939
J.B. Hunt Transport Services, Inc.	13,378	1,322,950
JetBlue Airways Corp. (b)	78,507	1,555,224
Kirby Corp. (b)	11,274	705,752
Landstar System, Inc.	27,479	2,565,165
Old Dominion Freight Line, Inc.	6,884	687,711
Southwest Airlines Co.	32,484	1,693,716
Union Pacific Corp.	300	31,590
United Continental Holdings, Inc. (b)	3,475	215,311

		12,342,806

Utilities - 0.4%
Aqua America, Inc.	1,543	51,536
Atmos Energy Corp.	1,637	144,121
Avangrid, Inc.	1,600	78,112
Calpine Corp. (b)	27,541	404,853

Eversource Energy	4,188	263,844
Hawaiian Electric Industries, Inc.	400	13,368
MDU Resources Group, Inc.	24,138	652,692
National Fuel Gas Co.	1,431	82,969
NiSource, Inc.	2,692	72,334
NRG Energy, Inc.	1,376	34,276
OGE Energy Corp.	312	11,145
PG&E Corp.	1,072	75,447
Pinnacle West Capital Corp.	563	50,653
UGI Corp.	5,158	254,857
Vectren Corp.	3,093	202,932
WEC Energy Group, Inc.	56	3,652
Westar Energy, Inc.	303	15,547
Xcel Energy, Inc.	6,225	308,138

		2,720,476

TOTAL COMMON STOCKS (Cost $635,853,379)		658,089,011

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Diversified Financials - 0.2%
AGNC Investment Corp.	3,414	73,538
Annaly Capital Management, Inc.	56,166	702,075
Chimera Investment Corp.	1,189	22,674
MFA Financial, Inc.	16,100	141,358
Starwood Property Trust, Inc.	1,181	26,230
Two Harbors Investment Corp.	40,926	418,673

		1,384,548

Real Estate - 0.2%
American Homes 4 Rent	3,100	68,696
Apple Hospitality REIT, Inc.	15,500	281,790
Brixmor Property Group, Inc.	11,000	205,920
Columbia Property Trust, Inc.	1,300	27,300
CoreCivic, Inc.	1,500	40,200
Corporate Office Properties Trust	400	13,344
DDR Corp.	29,000	280,720
Kimco Realty Corp.	5,800	113,796
Liberty Property Trust	4,800	204,480
National Retail Properties, Inc.	600	25,098
Park Hotels & Resorts, Inc.	10,200	272,238
STORE Capital Corp.	700	17,766
Tanger Factory Outlet Centers, Inc.	3,500	81,900
Weingarten Realty Investors	800	25,632

		1,658,880

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,937,610)		3,043,428

SHORT-TERM INVESTMENTS - 10.1%
Money Market Funds - 10.1%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.89% (c)	15,093,868	15,093,868
First American Government Obligations Fund - Class Z - 0.88% (c)	15,093,868	15,093,868
First American Treasury Obligations Fund - Class Z - 0.87% (c)	15,093,868	15,093,868
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.89% (c)	15,093,868	15,093,868
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.89% (c)	15,093,868	15,093,868

TOTAL SHORT-TERM INVESTMENTS (Cost $75,469,340)		75,469,340

TOTAL INVESTMENTS (Cost $714,260,329) - 98.6%		736,601,779

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%		10,428,579

TOTAL NET ASSETS - 100.0%		$747,030,358

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Foreign issued security. Total foreign securities are $33,755,437, which represents 4.5% of net assets.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL AMOUNT	VALUE	UNREALIZED DEPRECIATION
FUTURES CONTRACTS PURCHASED
S&P 500 E-Mini Index, September 2017 Settlement	640	$79,043,200	$(6,392)	$(6,392)

TOTAL FUTURES CONTRACTS PURCHASED		$79,043,200	$(6,392)	$(6,392)

The accompanying footnotes are an integral part of the Schedule of Investments.

Common Stocks

DESCRIPTION	SHARES	FAIR VALUE
COMMON STOCKS SOLD
Pharmaceuticals, Biotechnology & Life Sciences
Patheon N.V. (a)(b)	599	$20,953

TOTAL COMMON STOCKS SOLD (Cost $20,955)		$20,953

(a)	Foreign issued security.
(b)	Non-income producing security.

The accompanying footnotes are an integral part of the Schedule of Investments.

ELEMENTS U.S. SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 83.7%
Automobiles & Components - 1.2%
American Axle & Manufacturing Holdings, Inc. (a)	620	$9,058
Cooper Tire & Rubber Co.	11,873	398,933
Cooper-Standard Holdings, Inc. (a)	5,701	573,407
Dana Holding Corp.	14,477	348,461
Dorman Products, Inc. (a)	7,882	523,522
Fox Factory Holding Corp. (a)	11,685	467,400
Gentherm, Inc. (a)	300	9,345
Horizon Global Corp. (a)(b)	6,495	111,714
LCI Industries	7,389	730,033
Modine Manufacturing Co. (a)	3,634	58,689
Shiloh Industries, Inc. (a)	2,100	18,396
Spartan Motors, Inc.	65,699	604,431
Standard Motor Products, Inc.	16,751	738,719
Stoneridge, Inc. (a)	29,280	484,877
Strattec Security Corp.	8,094	254,152
Superior Industries International, Inc.	15,968	233,931
Tenneco, Inc.	2,479	134,362
Tower International, Inc.	4,726	106,099
Unique Fabricating, Inc.	2,500	18,375
VOXX International Corp. (a)	4,100	33,210
Winnebago Industries, Inc.	1,810	65,431

		5,922,545

Banks - 7.0%
1st Source Corp.	400	18,668
Access National Corp.	1,274	32,716
ACNB Corp.	243	6,354
American National Bankshares, Inc.	4,460	162,790
Ames National Corp.	613	16,612
Arrow Financial Corp.	4,204	135,789
Astoria Financial Corp.	19,734	386,589
Atlantic Capital Bancshares, Inc. (a)	5,776	103,679
BancFirst Corp.	460	23,184
Banco Latinoamericano de Comercio Exterior, S.A. (c)	9,187	247,682
BancorpSouth, Inc.	2,100	61,005
Bank Mutual Corp.	20,180	184,647
Bank of Commerce Holdings	900	9,495
Bank of Marin Bancorp	3,232	211,534
BankFinancial Corp.	18,004	288,784
Bankwell Financial Group, Inc.	98	3,322
Banner Corp.	2,400	132,288
BCB Bancorp, Inc.	600	8,520
Bear State Financial, Inc.	8,733	89,775
Beneficial Bancorp, Inc.	8,225	122,964
Berkshire Hills Bancorp, Inc.	6,903	233,321
Blue Hills Bancorp, Inc.	1,400	26,180
BofI Holding, Inc. (a)	300	7,953
Boston Private Financial Holdings, Inc.	9,129	134,196
Brookline Bancorp, Inc.	17,561	252,000
Bryn Mawr Bank Corp.	6,723	275,307
C&F Financial Corp.	1,253	58,703
California First National Bancorp	3,116	50,323
Camden National Corp. (b)	2,857	111,423
Capital City Bank Group, Inc.	17,483	361,723
Cathay General Bancorp	11,200	395,024
CenterState Banks, Inc. (b)	6,948	170,018
Central Pacific Financial Corp.	11,266	326,714
Central Valley Community Bancorp	10,599	208,482
Century Bancorp, Inc. - Class A	796	53,173
Charter Financial Corp.	6,606	107,414
Chemung Financial Corp. (b)	4,790	193,468
Citizens & Northern Corp.	12,745	285,998
City Holding Co. (b)	530	33,565
Civista Bancshares, Inc.	501	10,125
Clifton Bancorp, Inc.	1,100	17,325
CNB Financial Corp.	1,992	48,127
CoBiz Financial, Inc.	14,675	250,209
Codorus Valley Bancorp, Inc.	791	19,815
Columbia Banking System, Inc.	6,608	245,619
Community Bank System, Inc.	612	31,494
Community Bankers Trust Corp. (a)	1,700	14,280
Community Trust Bancorp, Inc.	9,702	412,820
County Bancorp, Inc.	1,372	41,133
CU Bancorp (a)	2,618	93,332
Customers Bancorp, Inc. (a)	10,391	292,818
CVB Financial Corp.	2,900	60,030
Dime Community Bancshares, Inc.	3,600	68,220
Entegra Financial Corp. (a)	100	2,320
Enterprise Bancorp, Inc.	2,930	93,731
Enterprise Financial Services Corp.	23	879
ESSA Bancorp, Inc.	1,150	17,365

Essent Group Ltd. (a)(c)	25,910	1,012,563
F.N.B. Corp.	67	850
Farmers Capital Bank Corp.	4,973	186,239
Farmers National Banc Corp.	13,928	190,814
FB Financial Corp. (a)	400	13,900
Federal Agricultural Mortgage Corp. - Class C	2,183	148,706
Fidelity Southern Corp.	5,063	110,677
Financial Institutions, Inc.	2,695	73,304
First Bancorp NC	3,606	111,570
First Bancorp Puerto Rico (a)(c)	42,907	243,712
First Bancorp, Inc.	2,954	76,893
First Busey Corp.	16,495	475,881
First Business Financial Services, Inc.	9,748	207,730
First Citizens BancShares, Inc. - Class A	837	285,007
First Commonwealth Financial Corp.	46,486	586,188
First Community Bancshares, Inc.	7,366	189,601
First Connecticut Bancorp, Inc.	4,743	117,389
First Defiance Financial Corp.	187	9,156
First Financial Bancorp	12,918	309,386
First Financial Bankshares, Inc. (b)	1,007	40,330
First Financial Corp.	1,965	85,281
First Financial Northwest, Inc.	5,277	84,432
First Guaranty Bancshares, Inc.	100	2,619
First Internet Bancorp	1,481	47,096
First Interstate BancSystem, Inc. - Class A	17,499	615,965
First Merchants Corp.	12,070	473,989
First Mid-Illinois Bancshares, Inc.	100	3,468
First Midwest Bancorp, Inc.	2,945	62,081
Flagstar Bancorp, Inc. (a)	485	15,918
Flushing Financial Corp.	1,996	54,571
Fulton Financial Corp.	39,626	691,474
German American Bancorp, Inc.	2,648	86,166
Glacier Bancorp, Inc.	11,459	380,553
Great Southern Bancorp, Inc.	2,227	110,905
Great Western Bancorp, Inc.	4,271	153,414
Green Bancorp, Inc. (a)	11,120	222,956
Guaranty Bancorp	300	7,740
Hanmi Financial Corp.	8,288	221,290
HarborOne Bancorp, Inc. (a)	800	13,752
Heartland Financial USA, Inc.	9,647	438,938
Heritage Commerce Corp.	47,142	631,703
Heritage Financial Corp.	4,751	124,239
Home Bancorp, Inc.	1,102	44,499
Home BancShares, Inc.	1,131	26,364
HomeStreet, Inc. (a)	5,403	136,426
HomeTrust Bancshares, Inc. (a)	3,358	77,906
Hope Bancorp, Inc.	11,913	192,276
Horizon Bancorp	2,723	71,261
IBERIABANK Corp.	2,282	174,801
Independent Bank Corp. - Massachusetts (b)	2,862	198,337
Independent Bank Corp. - Michigan	11,427	233,111
International Bancshares Corp.	500	17,975
Investar Holding Corp.	100	2,200
Kearny Financial Corp.	5,568	78,787
Lakeland Bancorp, Inc.	16,543	306,045
Lakeland Financial Corp.	478	20,774
Legacy Texas Financial Group, Inc.	2,083	74,967
Macatawa Bank Corp.	13,628	130,420
MBT Financial Corp.	27,750	281,662
Mercantile Bank Corp.	200	6,078
Meridian Bancorp, Inc.	11,868	208,877
Meta Financial Group, Inc.	1,671	117,471
MGIC Investment Corp. (a)	69,201	792,351
Midland States Bancorp, Inc.	1,300	39,702
MidSouth Bancorp, Inc.	1,401	16,602
MidWestOne Financial Group, Inc.	2,156	70,889
National Bank Holdings Corp. - Class A	1,801	57,956
National Bankshares, Inc.	1,927	75,924
National Commerce Corp. (a)	1,313	52,192
NBT Bancorp, Inc.	892	29,284
Nicolet Bankshares, Inc. (a)	100	5,465
NMI Holdings, Inc. - Class A (a)	18,091	196,287
Northeast Bancorp	1,300	28,080
Northfield Bancorp, Inc.	4,134	66,599
Northrim BanCorp, Inc.	8,075	241,039
Northwest Bancshares, Inc.	65,059	1,003,860
OceanFirst Financial Corp.	77	1,922
Ocwen Financial Corp. (a)	1,760	5,157
OFG Bancorp (b)(c)	21,926	190,756
Old Second Bancorp, Inc.	9,764	111,798
Oritani Financial Corp.	9,183	147,387
Pacific Continental Corp.	5,770	137,037
Pacific Premier Bancorp, Inc. (a)	5	177
Park Sterling Corp.	24,484	278,383
Parke Bancorp, Inc.	200	3,890
Peapack Gladstone Financial Corp.	10,994	334,987
Penns Woods Bancorp, Inc.	840	36,044

Peoples Bancorp, Inc.	2,862	88,894
People’s United Financial, Inc.	182	3,039
People’s Utah Bancorp	3,827	104,668
PHH Corp. (a)	3,703	52,583
Preferred Bank	3,036	163,337
Premier Financial Bancorp, Inc.	11,999	226,781
Provident Financial Holdings, Inc.	9,667	183,093
Provident Financial Services, Inc.	15,628	388,356
QCR Holdings, Inc.	5,424	237,029
Radian Group, Inc.	62,415	1,092,262
Renasant Corp.	19,347	770,591
Republic Bancorp, Inc. - Class A	5,049	179,643
Riverview Bancorp, Inc.	2,700	21,681
S&T Bancorp, Inc.	3,861	138,764
Sandy Spring Bancorp, Inc.	4,212	162,457
Shore Bancshares, Inc.	17,193	283,513
SI Financial Group, Inc.	400	5,840
Sierra Bancorp	10,150	256,896
SmartFinancial, Inc. (a)	100	2,309
Southern First Bancshares, Inc. (a)	460	16,261
Southern Missouri Bancorp, Inc.	2,290	74,333
Southern National Bancorp of Virginia, Inc.	1,158	19,397
Southwest Bancorp, Inc.	3,199	80,775
State Bank Financial Corp.	2,109	56,669
Sterling Bancorp/DE	4,200	94,290
Stock Yards Bancorp, Inc. (b)	10,118	352,106
Stonegate Bank	6,347	305,989
Territorial Bancorp, Inc.	8,716	263,485
The Bancorp, Inc. (a)	20,467	160,666
Timberland Bancorp, Inc. (b)	2,452	67,945
Towne Bank	1,100	33,770
TriCo Bancshares	10,792	383,979
TriState Capital Holdings, Inc. (a)	1,735	36,262
TrustCo. Bank Corp. NY	78,152	617,401
Trustmark Corp.	608	18,009
Two River Bancorp	100	1,822
UMB Financial Corp.	800	53,696
Umpqua Holdings Corp.	57,538	1,006,915
Union Bankshares Corp.	4,052	126,949
United Community Banks, Inc.	5,435	141,908
United Community Financial Corp.	1,194	10,853
United Financial Bancorp, Inc.	7,780	134,750
Unity Bancorp, Inc.	100	1,735
Univest Corp of Pennsylvania	600	17,490
Valley National Bancorp	22,327	249,839
Veritex Holdings, Inc. (a)	145	3,829
Walker & Dunlop, Inc. (a)	4,002	192,856
WashingtonFirst Bankshares, Inc.	990	33,531
Waterstone Financial, Inc.	8,962	158,179
Webster Financial Corp.	89	4,155
WesBanco, Inc.	1,067	40,525
West Bancorporation, Inc.	6,696	146,977
Westamerica Bancorporation (b)	800	41,240
Western New England Bancorp, Inc.	4,192	41,710
Wintrust Financial Corp.	9,663	703,563
WSFS Financial Corp.	3,893	174,017

		32,723,087

Capital Goods - 10.8%
AAON, Inc.	9,785	318,991
AAR Corp.	10,257	369,867
Actuant Corp. - Class A	1,762	42,376
Advanced Drainage Systems, Inc.	22,002	427,939
Aegion Corp. (a)	22,030	477,390
Aerojet Rocketdyne Holdings, Inc. (a)	17,097	506,584
Alamo Group, Inc.	6,582	603,964
Albany International Corp.	300	16,080
Allied Motion Technologies, Inc.	9,836	248,752
Altra Industrial Motion Corp.	2,377	109,461
American Railcar Industries, Inc. (b)	237	8,532
American Superconductor Corp. (a)(b)	11,719	45,470
American Woodmark Corp. (a)(b)	3,416	282,845
Apogee Enterprises, Inc.	6,375	278,587
Applied Industrial Technologies, Inc.	20,036	1,142,052
Argan, Inc.	16,375	1,037,356
Armstrong Flooring, Inc. (a)	32,087	478,738
Astec Industries, Inc.	15,011	745,746
Astronics Corp. (a)	18,264	480,161
Atkore International Group, Inc. (a)	44,008	733,173
Axon Enterprise, Inc. (a)(b)	558	12,114
AZZ, Inc.	2,669	130,514
Babcock & Wilcox Enterprises, Inc. (a)	18,599	42,034
Barnes Group, Inc.	17,291	1,081,033
Beacon Roofing Supply, Inc. (a)	19,474	917,225
Blue Bird Corp. (a)	25,620	466,284
BMC Stock Holdings, Inc. (a)	26,648	540,954
Briggs & Stratton Corp.	8,527	178,555
Builders FirstSource, Inc. (a)	43,261	704,289

Caesarstone Ltd. (a)(c)	8,455	244,984
Chart Industries, Inc. (a)	3,156	106,483
Columbus McKinnon Corp.	20,120	664,564
Comfort Systems USA, Inc.	16,014	545,277
Commercial Vehicle Group, Inc. (a)	16,914	100,469
Continental Building Products, Inc. (a)	13,104	319,082
CSW Industrials, Inc. (a)	4,809	201,257
Cubic Corp.	7,703	330,844
Curtiss-Wright Corp.	6,777	656,149
DMC Global, Inc.	23,700	306,915
Ducommun, Inc. (a)	16,082	442,255
DXP Enterprises, Inc. (a)	4,701	127,350
Dycom Industries, Inc. (a)(b)	1,010	81,487
EMCOR Group, Inc.	29,946	1,977,634
Encore Wire Corp.	5,651	242,428
EnerSys	8,478	543,440
EnPro Industries, Inc.	730	51,443
ESCO Technologies, Inc.	1,921	104,598
Esterline Technologies Corp. (a)	3,350	286,090
Federal Signal Corp.	26,915	503,041
Foundation Building Materials, Inc. (a)	22,599	295,143
Franklin Electric Co., Inc.	4,080	157,284
FreightCar America, Inc.	38,105	691,987
Gencor Industries, Inc. (a)	21,501	331,115
Generac Holdings, Inc. (a)	1,666	67,273
Gibraltar Industries, Inc. (a)	5,781	169,094
Global Brass & Copper Holdings, Inc.	9,348	279,038
GMS, Inc. (a)	21,749	699,883
Graham Corp.	12,178	243,925
Granite Construction, Inc.	1,760	97,205
Griffon Corp.	23,198	430,323
Hardinge, Inc.	36,191	495,455
Harsco Corp. (a)	35,710	610,641
HC2 Holdings, Inc. (a)	58,004	264,498
Hillenbrand, Inc.	27,916	997,997
Hurco Cos., Inc.	9,534	335,120
Huttig Building Products, Inc. (a)(b)	7,500	42,750
Hyster-Yale Materials Handling, Inc.	4,183	297,746
IES Holdings, Inc. (a)	7,830	129,195
Insteel Industries, Inc.	18,710	469,060
JELD-WEN Holding, Inc. (a)	8,825	269,339
Kadant, Inc.	8,948	777,134
Kaman Corp.	18,110	888,114
Kennametal, Inc.	859	30,065
KLX, Inc. (a)	8,698	416,982
Kratos Defense & Security Solutions, Inc. (a)	4,965	66,432
Lawson Products, Inc. (a)	16,573	395,266
LB Foster Co.	500	9,550
Lindsay Corp.	724	62,677
LSI Industries, Inc.	52,257	297,342
Lydall, Inc. (a)	650	30,550
Masonite International Corp. (a)(c)	11,322	716,683
MasTec, Inc. (a)	4,185	170,748
Mercury Systems, Inc. (a)	1,200	57,900
Meritor, Inc. (a)	8,084	160,548
Miller Industries, Inc.	10,716	268,972
Moog, Inc. - Class A (a)	11,281	865,930
MRC Global, Inc. (a)	15,825	249,560
Mueller Industries, Inc.	29,166	870,022
Mueller Water Products, Inc. - Class A	22,262	266,921
MYR Group, Inc. (a)	16,048	414,199
National Presto Industries, Inc.	5,033	501,287
NCI Building Systems, Inc. (a)	24,979	419,647
Neff Corp. - Class A (a)	28,604	713,670
Nexeo Solutions, Inc. (a)	600	4,302
Northwest Pipe Co. (a)	1,000	18,340
NOW, Inc. (a)	10,921	127,339
NV5 Global, Inc. (a)	1,604	77,393
Omega Flex, Inc.	2,704	156,805
Orion Group Holdings, Inc. (a)	50,160	302,966
Patrick Industries, Inc. (a)	5,750	425,500
PGT Innovations, Inc. (a)	10,099	133,307
Ply Gem Holdings, Inc. (a)	11,648	181,126
Powell Industries, Inc.	19,623	558,667
Preformed Line Products Co.	2,500	130,625
Primoris Services Corp.	33,142	948,193
Proto Labs, Inc. (a)	3,792	272,266
Quanex Building Products Corp.	15,506	303,918
Raven Industries, Inc.	7,259	203,252
RBC Bearings, Inc. (a)	800	88,216
REV Group, Inc. (b)	3,115	78,467
Rexnord Corp. (a)	1,516	36,202
Rush Enterprises, Inc. - Class A (a)	23,204	951,132
Rush Enterprises, Inc. - Class B (a)	5,322	205,003
Simpson Manufacturing Co., Inc.	20,839	912,331
SiteOne Landscape Supply, Inc. (a)	6,310	317,014
Sparton Corp. (a)	21,770	504,411

SPX Corp. (a)	5,545	133,634
Standex International Corp.	42	4,009
Sterling Construction Co., Inc. (a)	8,400	98,952
Supreme Industries, Inc. - Class A	31,423	657,998
Teledyne Technologies, Inc. (a)	24	3,601
Tennant Co.	7,223	440,242
The Eastern Co.	2,100	54,915
The Gorman-Rupp Co.	18,659	567,980
The Greenbrier Companies, Inc. (b)	3,043	130,545
Thermon Group Holdings, Inc. (a)	18,052	298,219
Titan International, Inc.	58	498
Titan Machinery, Inc. (a)(b)	31,782	409,988
TPI Composites, Inc. (a)	1,823	37,080
Trex Co., Inc. (a)	1,523	115,748
TriMas Corp. (a)	21,304	515,557
Triumph Group, Inc.	12,132	319,072
Tutor Perini Corp. (a)	3,177	83,079
Twin Disc, Inc. (a)	800	13,888
Univar, Inc. (a)	56	1,580
Universal Forest Products, Inc.	3,386	295,293
Vectrus, Inc. (a)	13,117	374,884
Veritiv Corp. (a)	9,293	260,204
Vicor Corp. (a)	15,879	308,847
Wabash National Corp. (b)	43,298	910,124
Watts Water Technologies, Inc. - Class A	9,106	561,840
Wesco Aircraft Holdings, Inc. (a)	41,527	348,827
Woodward, Inc.	6,245	438,461

		50,608,966

Commercial & Professional Services - 6.8%
ABM Industries, Inc.	24,613	1,093,556
Acacia Research Corp. (a)	79,322	257,797
ACCO Brands Corp. (a)	28,624	313,433
ARC Document Solutions, Inc. (a)	99,933	352,764
Barrett Business Services, Inc.	8,657	446,528
BG Staffing, Inc.	677	10,947
Brady Corp. - Class A	36,704	1,224,078
Casella Waste Systems, Inc. (a)	11,326	190,390
CBIZ, Inc. (a)	44,949	680,977
CECO Environmental Corp.	72,473	541,373
CompX International, Inc.	100	1,505
CRA International, Inc.	13,363	501,513
Deluxe Corp.	9,499	658,756
Ennis, Inc.	34,006	649,515
Essendant, Inc.	32,793	388,925
Exponent, Inc.	5,608	381,905
Franklin Covey Co. (a)	24,759	465,469
FTI Consulting, Inc. (a)	10,378	351,918
GP Strategies Corp. (a)	6,455	184,613
Healthcare Services Group, Inc.	19,689	1,008,077
Heidrick & Struggles International, Inc.	33,642	613,967
Heritage-Crystal Clean, Inc. (a)	20,478	399,321
Herman Miller, Inc.	33,890	1,140,399
Hill International, Inc. (a)	49,094	233,197
HNI Corp.	16,482	604,065
Hudson Technologies, Inc. (a)	9,400	83,660
Huron Consulting Group, Inc. (a)	5,194	157,119
ICF International, Inc. (a)	18,025	866,101
InnerWorkings, Inc. (a)	64,355	673,797
Insperity, Inc.	6,451	518,015
Interface, Inc.	47,700	906,300
Kelly Services, Inc.	35,802	774,397
Kforce, Inc.	35,039	630,702
Kimball International, Inc. - Class B	64,851	1,099,873
Knoll, Inc.	29,786	537,637
Korn/Ferry International	6,026	200,786
Matthews International Corp. - Class A	4,398	264,980
McGrath RentCorp.	13,545	546,812
Mistras Group, Inc. (a)	13,996	264,664
MSA Safety, Inc.	13,310	969,767
Multi-Color Corp.	2,489	198,622
Navigant Consulting, Inc. (a)	37,696	577,880
NL Industries, Inc. (a)	24,724	186,666
On Assignment, Inc. (a)	17,078	814,621
Pendrell Corp. (a)	300	2,034
Quad Graphics, Inc.	22,904	436,550
Resources Connection, Inc.	33,407	425,939
RPX Corp. (a)	75,754	989,347
SP Plus Corp. (a)	26,098	963,016
Steelcase, Inc. - Class A	44,761	590,845
Team, Inc. (a)	1,914	23,638
Tetra Tech, Inc.	17,513	746,054
The Brink’s Co.	10,103	792,580
TriNet Group, Inc. (a)	16,143	576,789
TrueBlue, Inc. (a)	33,575	686,609
UniFirst Corp.	7,864	1,129,270
US Ecology, Inc.	1,328	68,259
Viad Corp.	9,554	524,992

VSE Corp.	6,876	358,583
West Corp.	30,920	722,600
Willdan Group, Inc. (a)(b)	1,700	52,717

		32,057,209

Consumer Durables & Apparel - 5.0%
Acushnet Holdings Corp.	32,493	534,185
American Outdoor Brands Corp. (a)	16,782	273,882
AV Homes, Inc. (a)(b)	23,466	362,550
Bassett Furniture Industries, Inc.	17,254	618,556
Beazer Homes USA, Inc. (a)	11,408	170,093
Callaway Golf Co.	35,633	496,724
Cavco Industries, Inc. (a)	1,528	205,592
Century Communities, Inc. (a)	4,244	95,702
Clarus Corp. (a)	300	2,175
Columbia Sportswear Co.	25,154	1,441,073
Crocs, Inc. (a)	66,053	589,853
CSS Industries, Inc.	5,890	157,734
Culp, Inc.	9,748	282,692
Deckers Outdoor Corp. (a)(b)	10,567	675,231
Escalade, Inc.	6,351	76,530
Ethan Allen Interiors, Inc.	23,118	676,202
Flexsteel Industries, Inc.	11,305	514,378
Fossil Group, Inc. (a)(b)	47,251	391,711
G-III Apparel Group Ltd. (a)	21,649	595,348
GoPro, Inc. - Class A (a)(b)	11,491	105,832
Green Brick Partners, Inc. (a)(b)	13,094	123,738
Helen of Troy Ltd. (a)(c)	11,047	997,544
Hooker Furniture Corp.	14,677	590,749
Hovnanian Enterprises, Inc. - Class A (a)	29,097	52,957
Installed Building Products, Inc. (a)	991	57,181
iRobot Corp. (a)(b)	5,605	534,829
JAKKS Pacific, Inc. (a)	30,167	104,076
Johnson Outdoors, Inc. - Class A	14,799	944,176
KB Home (b)	5,408	115,731
La-Z-Boy, Inc.	29,701	708,369
Libbey, Inc.	30,615	250,125
Lifetime Brands, Inc.	17,596	306,170
M/I Homes, Inc. (a)	2,802	68,929
Malibu Boats, Inc. - Class A (a)	20,584	555,151
Marine Products Corp.	3,278	51,071
MCBC Holdings, Inc. (a)	20,314	348,182
MDC Holdings, Inc.	11,973	374,156
Movado Group, Inc.	25,831	716,810
NACCO Industries, Inc. - Class A	6,747	489,158
Nautilus, Inc. (a)	26,366	431,084
Oxford Industries, Inc.	9,677	559,427
Perry Ellis International, Inc. (a)	31,391	685,266
Sequential Brands Group, Inc. (a)(b)	17,366	52,966
Steven Madden Ltd. (a)	36,487	1,547,049
Sturm Ruger & Co., Inc. (b)	3,028	138,682
Superior Uniform Group, Inc.	6,989	153,898
Taylor Morrison Home Corp. - Class A (a)	49,338	997,614
The New Home Co., Inc. (a)	11,236	115,956
TopBuild Corp. (a)	14,527	862,177
TRI Pointe Group, Inc. (a)	4,081	51,992
Unifi, Inc. (a)	1,806	56,130
Universal Electronics, Inc. (a)	76	4,450
Vera Bradley, Inc. (a)	82,082	742,021
Vince Holding Corp. (a)(b)	99,373	45,314
Wolverine World Wide, Inc.	41,222	1,084,139
ZAGG, Inc. (a)	38,244	481,874

		23,665,184

Consumer Services - 3.9%
Adtalem Global Education, Inc.	23,315	797,373
American Public Education, Inc. (a)	16,201	298,908
Ascent Capital Group, Inc. - Class A (a)	13,428	133,340
Belmond Ltd. - Class A (a)(c)	3,692	47,073
Biglari Holdings, Inc. (a)	717	213,494
BJ’s Restaurants, Inc. (a)	6,402	192,700
Bloomin’ Brands, Inc.	39,197	666,741
Bob Evans Farms, Inc.	7,873	541,505
Bojangles’, Inc. (a)	1,383	18,463
Bridgepoint Education, Inc. (a)	44,139	389,747
Bright Horizons Family Solutions, Inc. (a)	70	5,595
Buffalo Wild Wings, Inc. (a)	2,638	271,054
Caesars Acquisition Co. - Class A (a)	44,159	823,565
Cambium Learning Group, Inc. (a)	629	3,686
Capella Education Co.	2,306	155,309
Career Education Corp. (a)	43,508	418,112
Carriage Services, Inc.	1,800	44,082
Carrols Restaurant Group, Inc. (a)	13,094	142,725
Century Casinos, Inc. (a)(b)	33,121	226,879
Churchill Downs, Inc.	790	154,366
Chuy’s Holdings, Inc. (a)	15,482	291,062
ClubCorp. Holdings, Inc.	559	9,503
Collectors Universe, Inc.	9,391	225,666
Cracker Barrel Old Country Store, Inc. (b)	2,752	409,112

Dave & Buster’s Entertainment, Inc. (a)	1,481	86,579
Del Frisco’s Restaurant Group, Inc. (a)	36,116	505,624
Del Taco Restaurants, Inc. (a)	24,620	346,650
Denny’s Corp. (a)	28,947	346,206
DineEquity, Inc.	400	15,900
El Pollo Loco Holdings, Inc. (a)(b)	4,364	49,531
Eldorado Resorts, Inc. (a)(b)	3,706	85,238
Fiesta Restaurant Group, Inc. (a)	18,090	314,766
Fogo De Chao, Inc. (a)	1,302	16,470
Golden Entertainment, Inc. (a)	1,012	22,993
Grand Canyon Education, Inc. (a)	4,377	359,133
Houghton Mifflin Harcourt Co. (a)	21,109	215,312
ILG, Inc.	8,379	221,206
International Speedway Corp. - Class A	19,328	689,043
J Alexander’s Holdings, Inc. (a)	28,110	278,289
Jack in the Box, Inc.	700	65,534
K12, Inc. (a)	34,043	610,051
La Quinta Holdings, Inc. (a)	11,155	176,249
Laureate Education, Inc. - Class A (a)	14,223	208,225
Liberty Tax, Inc. - Class A	5,023	67,559
Luby’s, Inc. (a)	56,889	150,756
Marriott Vacations Worldwide Corp.	2,811	327,088
Monarch Casino & Resort, Inc. (a)	7,357	261,688
Papa John’s International, Inc.	2,601	194,529
Penn National Gaming, Inc. (a)(b)	25,945	575,720
Pinnacle Entertainment, Inc. (a)	21,459	418,450
Potbelly Corp. (a)	51,893	622,716
RCI Hospitality Holdings, Inc.	1,000	23,300
Red Robin Gourmet Burgers, Inc. (a)	2,155	122,835
Regis Corp. (a)(b)	68,830	914,062
Ruby Tuesday, Inc. (a)	58,033	124,771
Ruth’s Hospitality Group, Inc.	30,824	602,609
SeaWorld Entertainment, Inc. (b)	18,046	234,237
Sonic Corp.	3,535	82,754
Speedway Motorsports, Inc.	27,480	571,859
Strayer Education, Inc.	4,952	396,210
Texas Roadhouse, Inc.	7,864	373,147
The Cheesecake Factory, Inc.	13,969	578,736
The Habit Restaurants, Inc. - Class A (a)	78	1,014
The Marcus Corp.	100	2,490
Weight Watchers International, Inc. (a)(b)	16,938	792,868

		18,532,457

Diversified Financials - 2.5%
B. Riley Financial, Inc.	4,015	65,846
Cohen & Steers, Inc.	9,945	376,319
Diamond Hill Investment Group, Inc.	131	25,719
Enova International, Inc. (a)(b)	23,455	279,115
Evercore Partners, Inc. - Class A	14,214	1,072,446
EZCORP, Inc. - Class A (a)(b)	35,894	324,841
Fidelity National Financial, Inc. (a)	37,952	639,491
Fifth Street Asset Management, Inc.	42,753	175,287
Financial Engines, Inc. (b)	5,461	180,486
FirstCash, Inc.	2,153	126,381
GAMCO Investors, Inc. - Class A	16,776	494,389
Green Dot Corp. - Class A (a)(b)	16,063	773,915
Greenhill & Co., Inc.	4,193	63,105
Hamilton Lane, Inc. (b)	1,600	37,504
Hennessy Advisors, Inc.	3,284	48,538
Houlihan Lokey, Inc.	24,445	881,242
Investment Technology Group, Inc.	13,479	270,793
Janus Henderson Group PLC (c)	29,031	1,003,311
Ladenburg Thalmann Financial Services, Inc. (a)	19,719	50,678
Manning & Napier, Inc.	23,635	83,904
Marlin Business Services Corp.	21,742	567,466
Medley Management, Inc. - Class A	19,295	119,629
Moelis & Co.	19,857	782,366
NewStar Financial, Inc.	4,220	45,238
OM Asset Management PLC (c)	6,288	88,849
On Deck Capital, Inc. (a)(b)	15,001	72,455
Oppenheimer Holdings, Inc. - Class A	2,670	43,388
PICO Holdings, Inc. (a)	28,043	455,699
Piper Jaffray Cos.	4,207	233,278
PJT Partners, Inc. - Class A	563	21,766
Pzena Investment Management, Inc. - Class A	53,714	531,769
Regional Management Corp. (a)	1,154	25,330
Silvercrest Asset Management Group, Inc. - Class A	9,941	121,777
Sutherland Asset Management Corp. (b)	300	4,575
Tiptree, Inc.	2,514	16,090
Virtu Financial, Inc. - Class A (b)	12,071	216,674
Virtus Investment Partners, Inc.	385	40,810
Waddell & Reed Financial, Inc. - Class A (b)	57,956	1,078,561
Westwood Holdings Group, Inc.	3,847	235,167
World Acceptance Corp. (a)(b)	2,041	152,708

		11,826,905

Energy - 1.5%
Adams Resources & Energy, Inc.	7,716	267,514
Andeavor	2,941	294,541

Arch Coal, Inc. (b)	2,097	167,487
Archrock, Inc.	9,812	100,082
Atwood Oceanics, Inc. (a)(b)	4,227	27,771
C&J Energy Services, Inc. (a)	1,800	45,468
Clean Energy Fuels Corp. (a)	11,414	27,165
Cloud Peak Energy, Inc. (a)	3,700	11,618
Contango Oil & Gas Co. (a)	2,645	12,141
CVR Energy, Inc. (b)	20,112	430,799
Dawson Geophysical Co. (a)	32,890	137,480
Delek US Holdings, Inc.	28,275	698,958
Dorian LPG Ltd. (a)(c)	10,751	73,752
EP Energy Corp. - Class A (a)	86	253
Era Group, Inc. (a)	19,263	169,707
Evolution Petroleum Corp.	19,890	138,236
Exterran Corp. (a)	12,823	355,710
Gulf Island Fabrication, Inc.	600	6,720
Hallador Energy Co.	3,000	17,400
Independence Contract Drilling, Inc. (a)	7,727	24,881
International Seaways, Inc. (a)(c)	13,700	252,628
Jagged Peak Energy, Inc. (a)(b)	11,772	150,799
Mammoth Energy Services, Inc. (a)(b)	10,493	144,594
Matrix Service Co. (a)	32,130	380,741
McDermott International, Inc. (a)(c)	9,800	60,172
Natural Gas Services Group, Inc. (a)	11,771	277,796
Navios Maritime Acquisition Corp. (c)	23,170	29,194
Oil States International, Inc. (a)	16,246	353,351
Overseas Shipholding Group, Inc. - Class A (a)	92,474	208,991
Pacific Ethanol, Inc. (a)(b)	13,392	66,960
Panhandle Oil and Gas, Inc.	200	4,220
Par Pacific Holdings, Inc. (a)	3,500	62,335
Peabody Energy Corp. (a)	3,000	87,000
Penn Virginia Corp. (a)	100	3,850
Renewable Energy Group, Inc. (a)(b)	41,820	506,022
REX American Resources Corp. (a)	6,852	593,520
RigNet, Inc. (a)(b)	27,253	436,048
Scorpio Tankers, Inc. (c)	131	533
Seadrill Ltd. (a)(b)(c)	6,015	1,137
Smart Sand, Inc. (a)	10,749	64,172
Teekay Tankers Ltd. - Class A (b)(c)	56,113	79,119
Tellurian, Inc. (a)(b)	3,700	34,188
Tesco Corp. (a)(c)	977	4,299
TETRA Technologies, Inc. (a)	25,137	51,782
Ultra Petroleum Corp. (a)(c)	11,111	86,555
Westmoreland Coal Co. (a)	9,177	21,382
Willbros Group, Inc. (a)	10,038	22,084

		6,991,155

Food & Staples Retailing - 1.4%
Ingles Markets, Inc. - Class A	11,892	261,030
Natural Grocers by Vitamin Cottage, Inc. (a)	33,380	187,596
Performance Food Group Co. (a)	55,999	1,556,772
PriceSmart, Inc.	5,889	478,481
Smart & Final Stores, Inc. (a)(b)	63,168	445,334
SpartanNash Co.	22,535	555,262
SUPERVALU, Inc. (a)	28,930	578,311
The Andersons, Inc.	6,458	205,687
The Chefs’ Warehouse, Inc. (a)(b)	28,812	497,007
United Natural Foods, Inc. (a)	24,736	859,576

Village Super Market, Inc. - Class A	13,534	313,042
Weis Markets, Inc.	15,871	701,657

		6,639,755

Food, Beverage & Tobacco - 2.0%
Alliance One International, Inc. (a)	4,870	50,648
Boston Beer Company, Inc. - Class A (a)(b)	364	54,236
Calavo Growers, Inc.	289	19,406
Cal-Maine Foods, Inc. (a)(b)	200	7,290
Coca-Cola Bottling Co.	1,707	364,598
Craft Brew Alliance, Inc. (a)	9,118	158,653
Darling Ingredients, Inc. (a)	47,396	824,691
Dean Foods Co.	37,734	415,074
Farmer Brothers Co. (a)	310	10,091
Fresh Del Monte Produce, Inc. (c)	22,223	1,044,259
Hostess Brands, Inc. (a)(b)	7,710	102,852
Inventure Foods, Inc. (a)(b)	4,252	14,584
J&J Snack Foods Corp.	4,175	532,271
John B Sanfilippo & Son, Inc.	8,617	534,771
Lancaster Colony Corp.	4,626	538,790
Landec Corp. (a)	31,469	409,097
Lifeway Foods, Inc. (a)	20,159	175,383
Omega Protein Corp.	21,640	341,912
Sanderson Farms, Inc.	4,784	705,736
Seaboard Corp.	233	1,000,891
Seneca Foods Corp. - Class A (a)	6,163	183,657
Snyder’s-Lance, Inc.	33,933	1,205,300
Tootsie Roll Industries, Inc. (b)	5,805	216,817
Turning Point Brands, Inc. (a)	300	5,160
Universal Corp.	10,186	582,639
Vector Group Ltd.	2,540	54,864

		9,553,670

Health Care Equipment & Services - 5.0%
Abaxis, Inc.	2,981	137,782
Aceto Corp.	8,194	86,938
Addus HomeCare Corp. (a)	3,833	130,514
Almost Family, Inc. (a)	3,289	160,174
Amedisys, Inc. (a)	5,215	272,432
American Renal Associates Holdings, Inc. (a)	18,662	267,426
AMN Healthcare Services, Inc. (a)	14,693	548,784
Analogic Corp.	5,219	373,419
AngioDynamics, Inc. (a)	37,708	642,167
Anika Therapeutics, Inc. (a)	6,887	369,832
Antares Pharma, Inc. (a)(b)	19,240	57,912
AtriCure, Inc. (a)	3,800	85,234
Atrion Corp.	430	267,524
Avinger, Inc. (a)	99	30
AxoGen, Inc. (a)	1,280	22,528
BioTelemetry, Inc. (a)	114	4,235
Cantel Medical Corp.	3,138	254,963
Cardiovascular Systems, Inc. (a)	111	3,260
Chemed Corp.	3,318	654,608
Civitas Solutions, Inc. (a)	21,492	410,497
Computer Programs & Systems, Inc.	300	9,030
ConforMIS, Inc. (a)	3,468	12,832
CONMED Corp.	3,850	190,960
CorVel Corp. (a)	9,728	504,883
Cotiviti Holdings, Inc. (a)	9,919	354,406
Cross Country Healthcare, Inc. (a)	51,779	641,024
CryoLife, Inc. (a)	2,050	42,640
Cutera, Inc. (a)	13,884	515,791
Diplomat Pharmacy, Inc. (a)(b)	56,590	947,883
Exactech, Inc. (a)	9,906	302,628
FONAR Corp. (a)	2,000	59,200
Genesis Healthcare, Inc. (a)	13,689	14,237
Glaukos Corp. (a)(b)	6,510	245,753
Globus Medical, Inc. - Class A (a)(b)	18,679	564,666
Haemonetics Corp. (a)	15,117	650,333
Halyard Health, Inc. (a)	4,649	210,553
HealthSouth Corp.	1,982	90,677
HealthStream, Inc. (a)	10,393	244,132
HMS Holdings Corp. (a)	3,827	67,814
ICU Medical, Inc. (a)	681	118,732
Inogen, Inc. (a)	1,620	155,196
Integra LifeSciences Holdings Corp. (a)	6,126	312,365
Invacare Corp. (b)	14,442	194,967
InVivo Therapeutics Holdings Corp. (a)(b)	5,400	6,210
iRadimed Corp. (a)(b)	26,141	264,024
IRIDEX Corp. (a)	514	4,575
Kindred Healthcare, Inc.	51,822	419,758
Landauer, Inc.	1,529	94,874
Lantheus Holdings, Inc. (a)	4,400	77,000
LeMaitre Vascular, Inc.	14,611	531,840
LHC Group, Inc. (a)	10,795	704,374
LivaNova PLC (a)(c)	5,205	325,729
Magellan Health, Inc. (a)	3,873	313,326
Masimo Corp. (a)	15,924	1,343,667
Meridian Bioscience, Inc.	35,890	498,871
Merit Medical Systems, Inc. (a)	900	37,170
Molina Healthcare, Inc. (a)(b)	1,022	65,408
National HealthCare Corp.	7,318	456,204
National Research Corp. - Class A	15,594	503,686
Natus Medical, Inc. (a)	7,940	266,784
Neogen Corp. (a)	1,297	89,363
Nobilis Health Corp. (a)(c)	26	38
NuVasive, Inc. (a)	765	47,797
NxStage Medical, Inc. (a)	5,032	140,896
Omnicell, Inc. (a)	4,214	216,178
OraSure Technologies, Inc. (a)	7,864	160,504
Orthofix International N.V. (a)(c)	9,605	472,662
Owens & Minor, Inc.	48,173	1,345,954
PharMerica Corp. (a)	16,239	477,427
Quality Systems, Inc. (a)	58,486	921,155
Quorum Health Corp. (a)	11,088	48,565
R1 RCM, Inc. (a)	1,400	4,620
RadNet, Inc. (a)	26,122	267,751
RTI Surgical, Inc. (a)	56,834	255,753
Sientra, Inc. (a)	2,500	28,650
Simulations Plus, Inc.	1,684	24,418
STAAR Surgical Co. (a)	8,176	97,703
Surmodics, Inc. (a)	6,125	159,250
Tabula Rasa HealthCare, Inc. (a)	15,450	351,179
Tactile Systems Technology, Inc. (a)(b)	4,558	149,867
The Ensign Group, Inc.	13,740	282,220
The Providence Service Corp. (a)	8,251	427,649
Tivity Health, Inc. (a)	2,207	86,514
Triple-S Management Corp. - Class B (a)(c)	9,352	231,088
US Physical Therapy, Inc.	2,501	149,810

Utah Medical Products, Inc.	2,100	151,515
Vocera Communications, Inc. (a)	1,418	39,491

		23,742,478

Household & Personal Products - 0.9%
Avon Products, Inc. (a)	79,798	198,697
Central Garden & Pet Co. (a)(b)	16,155	569,464
Central Garden & Pet Co. - Class A (a)	19,510	665,096
HRG Group, Inc. (a)	47,381	748,146
Inter Parfums, Inc.	17,955	708,325
Lifevantage Corp. (a)	83,234	346,253
Medifast, Inc.	1,618	91,611
Natural Health Trends Corp. (b)	10,188	205,594
Nature’s Sunshine Products, Inc.	16,616	175,299
Oil-Dri Corp. of America	6,962	283,353
Revlon, Inc. (a)(b)	6,112	103,293
USANA Health Sciences, Inc. (a)	3,582	212,054
WD-40 Co.	859	93,588

		4,400,773

Insurance - 3.8%
Ambac Financial Group, Inc. (a)	1,953	35,525
American Equity Investment Life Holding Co.	22,355	620,575
AMERISAFE, Inc.	12,186	655,607
Atlas Financial Holdings, Inc. (a)(c)	1,380	23,253
Baldwin & Lyons, Inc. - Class B	24,575	538,193
Blue Capital Reinsurance Holdings Ltd. (c)	21,410	402,508
Citizens, Inc. (a)(b)	17,857	134,463
CNO Financial Group, Inc.	22,441	501,556
Crawford & Co. - Class B	21,104	209,352
Donegal Group, Inc. - Class A	36,419	558,303
eHealth, Inc. (a)	19,644	476,956
EMC Insurance Group, Inc.	16,087	448,506
Employers Holdings, Inc.	12,349	520,510
FBL Financial Group, Inc. - Class A	7,879	535,772
Federated National Holding Co.	2,862	44,475
Fidelity & Guaranty Life	21,309	665,906
Global Indemnity Ltd. (a)(c)	1,848	74,696
Hallmark Financial Services, Inc. (a)	29,290	300,223
HCI Group, Inc. (b)	2,660	103,713
Health Insurance Innovations, Inc. (a)	400	13,460
Heritage Insurance Holdings, Inc. (b)	40,607	462,108
Horace Mann Educators Corp.	12,576	442,046
Infinity Property & Casualty Corp.	4,215	372,817
Investors Title Co.	316	55,575
James River Group Holdings Ltd. (c)	10,963	437,204
Kemper Corp.	14,306	685,257
Kingstone Cos., Inc.	2,000	30,100
Kinsale Capital Group, Inc.	9,957	376,872
Maiden Holdings Ltd. (c)	36,083	261,602
National General Holdings Corp.	49,915	857,041
National Western Life Group, Inc. - Class A	2,068	691,560
NI Holdings, Inc. (a)	700	11,557
OneBeacon Insurance Group Ltd. - Class A (c)	25,081	456,976
Primerica, Inc.	1,106	84,664
RLI Corp.	11,357	607,827
Safety Insurance Group, Inc.	11,690	834,666
Selective Insurance Group, Inc.	11,364	572,746
State Auto Financial Corp.	4,002	99,009
State National Cos., Inc.	32,108	666,883
Stewart Information Services Corp.	22,598	815,336
The Navigators Group, Inc.	15,475	863,505
Third Point Reinsurance Ltd. (a)(c)	71	998
United Fire Group, Inc.	14,903	626,820
United Insurance Holdings Corp.	12,382	194,893
Universal Insurance Holdings, Inc. (b)	19,720	422,994

		17,794,608

Materials - 3.3%
A Schulman, Inc.	8,896	270,438
AgroFresh Solutions, Inc. (a)(b)	25,808	183,753
American Vanguard Corp.	22,284	451,251
Ampco-Pittsburgh Corp.	800	12,320
Balchem Corp.	600	44,976
Boise Cascade Company (a)	13,449	403,470
Calgon Carbon Corp.	8,941	109,080
Carpenter Technology Corp.	1,139	46,164
Century Aluminum Co. (a)	803	15,675
Chase Corp.	3,526	329,681
Clearwater Paper Corp. (a)	700	32,550
Codexis, Inc. (a)	400	2,220
Coeur Mining, Inc. (a)	11,437	100,074
Commercial Metals Co.	24,137	455,948
Core Molding Technologies, Inc.	1,700	34,969
Ferro Corp. (a)	8,782	169,229
Ferroglobe PLC (c)	51,938	700,644
Forterra, Inc. (a)	1,940	6,441
FutureFuel Corp.	55,405	746,859
GCP Applied Technologies, Inc. (a)	2,799	79,072
Gold Resource Corp. (b)	85,582	341,472

Greif, Inc. - Class A	9,865	596,339
Greif, Inc. - Class B	2,257	142,530
Handy & Harman Ltd. (a)	2,834	92,672
Hawkins, Inc.	7,552	269,229
Haynes International, Inc.	450	13,747
HB Fuller Co.	9,307	467,118
Hecla Mining Co.	31,930	168,590
Ingevity Corp. (a)	800	50,376
Innophos Holdings, Inc.	9,615	439,021
Innospec, Inc.	1,183	65,657
Kaiser Aluminum Corp.	1,412	136,004
KapStone Paper and Packaging Corp.	3,565	79,749
Klondex Mines Ltd. (a)(c)	25,742	86,751
KMG Chemicals, Inc.	11,122	534,078
Koppers Holdings, Inc. (a)	72	2,822
Kraton Corp. (a)	1,863	61,162
Kronos Worldwide, Inc.	8,639	180,814
Louisiana-Pacific Corp. (a)	39,227	999,504
Materion Corp.	19,571	747,612
Minerals Technologies, Inc.	6,177	395,328
Myers Industries, Inc.	34,608	650,630
Neenah Paper, Inc.	3,794	293,087
Olin Corp.	29	935
Olympic Steel, Inc.	120	2,190
OMNOVA Solutions, Inc. (a)	9,130	79,431
PolyOne Corp.	17,552	634,329
Quaker Chemical Corp.	2,600	361,972
Real Industry, Inc. (a)	8,429	14,329
Ryerson Holding Corp. (a)	11	95
Schnitzer Steel Industries, Inc. - Class A	4,249	114,298
Schweitzer-Mauduit International, Inc.	4,683	177,626
Sensient Technologies Corp.	9,645	695,887
Stepan Co.	6,469	500,442
SunCoke Energy, Inc. (a)	14,191	132,260
Trecora Resources (a)	7,557	91,818
Tredegar Corp.	48	782
Trinseo S.A. (c)	3,829	256,160
UFP Technologies, Inc. (a)	7,925	210,805
United States Lime & Minerals, Inc.	4,591	367,050
Valhi, Inc.	10,199	22,234
Verso Corp. (a)	1,900	10,108
Worthington Industries, Inc.	12,035	601,269

		15,283,126

Media - 1.8%
Beasley Broadcast Group, Inc.	200	1,990
Entercom Communications Corp. - Class A (b)	1,420	14,626
Entravision Communications Corp. - Class A	20,082	111,455
Eros International PLC (a)(b)(c)	173	1,687
Gannett Co., Inc.	98,614	837,233
Gray Television, Inc. (a)	8,411	120,277
Hemisphere Media Group, Inc. (a)(b)	23,430	303,418
MDC Partners, Inc. - Class A (a)(c)	27,510	280,602
Meredith Corp.	12,358	671,657
MSG Networks, Inc. - Class A (a)	31,872	683,654
National CineMedia, Inc.	37,954	205,331
New Media Investment Group, Inc.	55,283	762,353
Reading International, Inc. - Class A (a)	1,517	23,908
Saga Communications, Inc. - Class A	2,135	87,215
Salem Media Group, Inc.	34,778	210,407
Scholastic Corp.	25,259	995,962
Sinclair Broadcast Group, Inc. - Class A	1,600	48,400
The EW Scripps Co. - Class A (a)	9,835	175,850
The New York Times Co. - Class A	72,629	1,354,531
Time, Inc.	54,718	719,542
Townsquare Media, Inc. - Class A (a)	20,983	209,410
Tronc, Inc. (a)	39,572	574,190
Urban One, Inc. (a)	40,931	71,629
World Wrestling Entertainment, Inc. - Class A	95	2,071

		8,467,398

Pharmaceuticals, Biotechnology & Life Sciences - 1.4%
AMAG Pharmaceuticals, Inc. (a)	300	5,010
Amphastar Pharmaceuticals, Inc. (a)	7,845	125,598
Cambrex Corp. (a)	8,552	445,559
Catalent, Inc. (a)	582	24,031
ChemoCentryx, Inc. (a)	3,400	23,596
Conatus Pharmaceuticals, Inc. (a)	18,027	103,475
Corcept Therapeutics, Inc. (a)	29,204	486,831
Depomed, Inc. (a)(b)	15,919	96,787
Eagle Pharmaceuticals, Inc. (a)(b)	800	43,648
Emergent BioSolutions, Inc. (a)	500	18,665
Enzo Biochem, Inc. (a)	16,577	186,491
Genomic Health, Inc. (a)	1,800	57,060
Heska Corp. (a)	629	63,982
Horizon Pharma PLC (a)(c)	6,300	86,184
INC Research Holdings, Inc. - Class A (a)(b)	866	50,834
Insys Therapeutics, Inc. (a)(b)	6,527	59,657
Intersect ENT, Inc. (a)	9,074	280,387

Luminex Corp. (a)	19,658	379,989
Madrigal Pharmaceuticals, Inc. (a)	739	12,622
Medpace Holdings, Inc. (a)	8,073	263,503
Myriad Genetics, Inc. (a)	11,997	365,789
NeoGenomics, Inc. (a)	25,367	256,460
Paratek Pharmaceuticals, Inc. (a)	65	1,833
PAREXEL International Corp. (a)	20,156	1,771,511
Phibro Animal Health Corp. - Class A	15,646	555,433
PRA Health Sciences, Inc. (a)	1,118	86,533
SciClone Pharmaceuticals, Inc. (a)	54,014	594,154
Titan Pharmaceuticals, Inc. (a)	30,698	46,047
Trevena, Inc. (a)	8,100	19,440
Vanda Pharmaceuticals, Inc. (a)	300	5,160
Veracyte, Inc. (a)	3,210	26,290

		6,542,559

Real Estate - 0.6%
Alexander & Baldwin, Inc.	1,764	76,558
Altisource Portfolio Solutions, S.A. (a)(b)(c)	3,075	70,048
Forestar Group, Inc. (a)	30,649	527,163
HFF, Inc. - Class A	16,191	617,363
Marcus & Millichap, Inc. (a)	21,752	572,730
Maui Land & Pineapple Co., Inc. (a)	2,600	33,540
NorthStar Realty Europe Corp.	2,100	26,103
RE/MAX Holdings, Inc. - Class A	1,135	69,519
The RMR Group, Inc. - Class A	11,746	606,681

		2,599,705

Retailing - 7.0%
1-800-Flowers.com, Inc. - Class A (a)	63,499	571,491
Aaron’s, Inc.	37,379	1,654,768
Abercrombie & Fitch Co. (b)	84,822	1,080,632
American Eagle Outfitters, Inc.	134,816	1,611,051
America’s Car-Mart, Inc. (a)(b)	14,733	565,747
Asbury Automotive Group, Inc. (a)	5,023	270,489
Ascena Retail Group, Inc. (a)(b)	77,092	157,268
Barnes & Noble Education, Inc. (a)	94,711	490,603
Barnes & Noble, Inc.	52,969	410,510
Big 5 Sporting Goods Corp. (b)	77,667	594,153
Big Lots, Inc. (b)	5,267	250,709
Boot Barn Holdings, Inc. (a)(b)	14,815	120,001
Build-A-Bear Workshop, Inc. (a)	62,252	572,718
Caleres, Inc.	26,482	714,484
Camping World Holdings, Inc. - Class A	16,523	607,220
Chico’s FAS, Inc.	78,951	606,344
Citi Trends, Inc.	32,904	596,550
Conn’s, Inc. (a)(b)	6,811	118,171
Core-Mark Holding Co., Inc.	20,458	553,593
Destination XL Group, Inc. (a)	105,009	194,267
DSW, Inc. - Class A	51,748	958,890
Duluth Holdings, Inc. - Class B (a)(b)	131	2,566
Express, Inc. (a)	78,973	503,058
Five Below, Inc. (a)	3,431	163,213
Francesca’s Holdings Corp. (a)	37,285	270,689
Fred’s, Inc. - Class A (b)	28,336	167,749
FTD Companies, Inc. (a)	21,127	282,891
Gaia, Inc. (a)	5,854	65,272
Genesco, Inc. (a)	17,143	362,574
GNC Holdings, Inc. (b)	102,590	851,497
Group 1 Automotive, Inc.	7,540	452,551
Guess, Inc.	30,041	468,039
Haverty Furniture Cos., Inc.	41,597	975,450
Hibbett Sports, Inc. (a)	32,436	398,963
HSN, Inc.	33,744	1,238,405
J. Jill, Inc. (a)	11,400	110,694
Kirkland’s, Inc. (a)	48,123	554,858
Lands’ End, Inc. (a)(b)	6,639	80,664
Liberty TripAdvisor Holdings, Inc. (a)	48,903	652,855
Lithia Motors, Inc. - Class A	1,788	193,104
Lumber Liquidators Holdings, Inc. (a)(b)	3,411	128,015
MarineMax, Inc. (a)	670	10,820
Monro Muffler Brake, Inc.	14,501	691,698
Office Depot, Inc.	254,225	1,090,625
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	2,500	104,625
Overstock.com, Inc. (a)	32,406	711,312
Party City Holdco, Inc. (a)(b)	9,738	135,845
PetMed Express, Inc. (b)	804	29,161
Pier 1 Imports, Inc.	84,422	353,728
Rent-A-Center, Inc. (b)	35,785	432,998
RH (a)(b)	4,500	210,555
Sears Hometown and Outlet Stores, Inc. (a)	112,589	197,031
Select Comfort Corp. (a)(b)	7,725	228,119
Shoe Carnival, Inc.	41,679	837,748
Shutterfly, Inc. (a)	5,873	267,691
Sonic Automotive, Inc. - Class A	16,122	291,808
Sportsman’s Warehouse Holdings, Inc. (a)(b)	76,057	315,637
Stage Stores, Inc. (b)	52,055	94,740
Stein Mart, Inc. (b)	279,280	349,100
Tailored Brands, Inc. (b)	64,565	763,158

The Buckle, Inc. (b)	32,213	455,814
The Cato Corp. - Class A	38,365	504,883
The Children’s Place, Inc. (b)	8,109	860,770
The Container Store Group, Inc. (a)(b)	36,694	148,978
The Finish Line, Inc. - Class A	68,299	568,931
Tile Shop Holdings, Inc.	4,844	72,902
Tilly’s, Inc. - Class A	38,716	426,263
Tuesday Morning Corp. (a)(b)	42,882	96,484
Vitamin Shoppe, Inc. (a)(b)	63,522	339,843
Wayfair, Inc. - Class A (a)	53	3,764
West Marine, Inc.	57,945	751,547
Weyco Group, Inc. (b)	17,101	471,133
Winmark Corp.	1,070	141,080
Zumiez, Inc. (a)	38,524	479,624

		33,061,181

Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)	5,281	388,365
Alpha & Omega Semiconductor, Ltd. (a)(c)	8,421	133,725
Ambarella, Inc. (a)(b)(c)	1,281	69,686
Amkor Technology, Inc. (a)	54,280	476,578
Axcelis Technologies, Inc. (a)	385	8,047
Brooks Automation, Inc.	41,291	1,076,456
Cabot Microelectronics Corp.	6,768	484,724
Cirrus Logic, Inc. (a)	17,406	1,009,200
Cohu, Inc.	23,324	437,558
CyberOptics Corp. (a)	900	13,635
Diodes, Inc. (a)	21,103	593,838
DSP Group, Inc. (a)	44,508	529,645
Entegris, Inc. (a)	42,656	1,085,595
FormFactor, Inc. (a)	1,100	16,610
GSI Technology, Inc. (a)(b)	3,500	23,240
Ichor Holdings Ltd. (a)(c)	8,087	185,031
IXYS Corp. (a)	44,917	1,033,091
Kopin Corp. (a)	12,010	48,280
Lattice Semiconductor Corp. (a)	12,421	70,179
MaxLinear, Inc. (a)	6,141	132,646
Microsemi Corp. (a)	86	4,333
MKS Instruments, Inc.	14,323	1,179,499
Monolithic Power Systems, Inc.	973	98,584
Nanometrics, Inc. (a)	15,152	390,770
NeoPhotonics Corp. (a)(b)	8,542	49,971
NVE Corp.	2,245	170,261
PDF Solutions, Inc. (a)	7,264	110,340
Photronics, Inc. (a)	74,232	586,433
Pixelworks, Inc. (a)	1,100	5,280
Power Integrations, Inc.	2,869	209,007
Rudolph Technologies, Inc. (a)	27,710	615,162
Sigma Designs, Inc. (a)	39,367	246,044
Silicon Laboratories, Inc. (a)	100	7,590
Synaptics, Inc. (a)(b)	13,318	553,629
Ultra Clean Holdings, Inc. (a)	5,122	118,165
Veeco Instruments, Inc. (a)	19	359
Xcerra Corp. (a)	59,846	587,688

		12,749,244

Software & Services - 6.4%
8x8, Inc. (a)	11,016	155,876
A10 Networks, Inc. (a)	56,501	370,082
ACI Worldwide, Inc. (a)	18,420	419,239
Actua Corp. (a)	12,940	165,632
Acxiom Corp. (a)	2,839	66,120
ALJ Regional Holdings, Inc. (a)(b)	27,627	84,262
Alteryx, Inc. (a)(b)	2,000	47,180
Amber Road, Inc. (a)	300	2,418
American Software, Inc. - Class A	59,566	655,822
Angie’s List, Inc. (a)(b)	22,321	271,423
Appfolio, Inc. - Class A (a)(b)	8,962	384,470
Apptio, Inc. - Class A (a)(b)	34,960	622,288
Aspen Technology, Inc. (a)	100	6,325
Autobytel, Inc. (a)	19,042	138,245
Bankrate, Inc. (a)	21,463	297,263
Barracuda Networks, Inc. (a)	3,851	93,233
Bazaarvoice, Inc. (a)	566	2,688
Blackbaud, Inc.	1,063	89,728
Blackhawk Network Holdings, Inc. (a)	10,345	463,456
Blackline, Inc. (a)	600	18,522
Blucora, Inc. (a)	15,370	350,436
Brightcove, Inc. (a)	66,773	470,750
CACI International, Inc. - Class A (a)	8,402	1,090,580
Carbonite, Inc. (a)	13,368	267,360
Cardtronics PLC - Class A (a)(c)	2,919	75,836
Care.com, Inc. (a)	28,109	420,792
Cass Information Systems, Inc.	1,056	64,648
ChannelAdvisor Corp. (a)	20,072	232,835
Cimpress, N.V. (a)(b)(c)	680	62,859
CommVault Systems, Inc. (a)	8,217	501,648
Convergys Corp.	57,497	1,351,179
CSG Systems International, Inc.	17,228	666,896

DHI Group, Inc. (a)	132,896	259,147
Endurance International Group Holdings, Inc. (a)	16,826	129,560
EPAM Systems, Inc. (a)	10,651	866,246
Everbridge, Inc. (a)	3,196	74,051
Everi Holdings, Inc. (a)	4,800	37,008
EVERTEC, Inc. (c)	15,804	290,794
Exa Corp. (a)	1,321	18,956
ExlService Holdings, Inc. (a)	10,425	586,719
Fair Isaac Corp.	100	14,076
Forrester Research, Inc.	13,225	538,919
Globant S.A. (a)(b)(c)	1,322	51,413
Glu Mobile, Inc. (a)(b)	49,814	181,323
Guidance Software, Inc. (a)	36,908	261,309
Instructure, Inc. (a)	2,201	65,150
J2 Global, Inc.	1,244	93,648
Limelight Networks, Inc. (a)	111,684	400,946
Liquidity Services, Inc. (a)	66,566	379,426
LivePerson, Inc. (a)	7,627	102,202
Majesco Entertainment Co. (a)	500	2,465
ManTech International Corp. - Class A	23,980	964,476
Marchex, Inc. - Class B (a)	44,642	137,944
MAXIMUS, Inc.	20,312	1,234,563
MicroStrategy, Inc. - Class A (a)	1,561	201,369
Mitek Systems, Inc. (a)	148	1,502
MobileIron, Inc. (a)	20,371	77,410
Model N, Inc. (a)	5,765	78,116
MoneyGram International, Inc. (a)(b)	36,369	573,175
MuleSoft, Inc. (a)	1,100	23,980
NIC, Inc.	37,514	613,354
Numerex Corp. - Class A (a)	50,417	196,122
Okta, Inc. (a)(b)	5,518	148,931
Pegasystems, Inc.	5,928	341,156
Perficient, Inc. (a)	37,273	682,096
PFSweb, Inc. (a)	32,124	253,137
Planet Payment, Inc. (a)	4,200	16,632
Presidio, Inc. (a)(b)	4,100	57,031
Progress Software Corp.	14,744	495,104
Q2 Holdings, Inc. (a)	200	8,120
QAD, Inc. - Class A	16,158	544,525
QuinStreet, Inc. (a)	91,298	488,444
RealNetworks, Inc. (a)	26,987	107,678
RealPage, Inc. (a)	1,010	43,531
Reis, Inc.	9,550	163,305
RingCentral, Inc. - Class A (a)	6,203	262,697
Rocket Fuel, Inc. (a)	6,200	16,058
Rosetta Stone, Inc. (a)	32,341	297,537
Sapiens International Corp N.V. (a)(b)(c)	7,841	86,486
Science Applications International Corp.	11,247	830,928
SecureWorks Corp. - Class A (a)(b)	18,360	187,823
ServiceSource International, Inc. (a)	4,770	16,790
Shutterstock, Inc. (a)	1,722	57,825
Silver Spring Networks, Inc. (a)	25,023	316,791
SPS Commerce, Inc. (a)	200	12,184
Stamps.com, Inc. (a)(b)	579	110,734
StarTek, Inc. (a)	2,607	31,023
Sykes Enterprises, Inc. (a)	16,718	445,702
Synchronoss Technologies, Inc. (a)	7,395	124,162
Syntel, Inc.	28,113	507,721
TechTarget, Inc. (a)	15,197	151,058
Telenav, Inc. (a)	25,533	165,964
TeleTech Holdings, Inc.	13,439	533,528
The Hackett Group, Inc.	43,193	590,016
The Meet Group, Inc. (a)	30,524	119,654
The Rubicon Project, Inc. (a)	134,620	506,171
The Trade Desk, Inc. - Class A (a)	3,339	176,867
Travelport Worldwide Ltd. (c)	11,194	169,477
Unisys Corp. (a)(b)	45,366	351,587
Varonis Systems, Inc. (a)	886	34,377
VASCO Data Security International, Inc. (a)	731	9,174
Verint Systems, Inc. (a)	1,400	55,580
Virtusa Corp. (a)	14,630	531,362
Web.com Group, Inc. (a)	18,597	470,504
Workiva, Inc. (a)	9,342	188,708
XO Group, Inc. (a)	29,176	543,257
Yext, Inc. (a)(b)	1,400	18,214
Zix Corp. (a)	84,052	446,316

		30,081,425

Technology Hardware & Equipment - 6.1%
3D Systems Corp. (a)	13	163
Acacia Communications, Inc. (a)(b)	6,603	322,424
ADTRAN, Inc.	13,663	301,952
Aerohive Networks, Inc. (a)	43,994	151,779
Agilysys, Inc. (a)	31,720	326,399
Anixter International, Inc. (a)	13,814	1,019,473
Avid Technology, Inc. (a)	30,775	135,718
AVX Corp.	105,246	1,836,543
Badger Meter, Inc.	14,211	652,285

Bel Fuse, Inc. - Class B	18,147	462,748
Belden, Inc.	644	49,633
Benchmark Electronics, Inc. (a)	39,845	1,294,963
Black Box Corp.	26,204	78,612
CalAmp Corp. (a)	3,918	72,640
Calix, Inc. (a)	74,392	364,521
Ciena Corp. (a)	4,639	100,249
Clearfield, Inc. (a)	469	5,722
Comtech Telecommunications Corp.	18,534	362,710
Control4 Corp. (a)	23,240	575,422
CPI Card Group, Inc. (b)	68,488	65,769
Cray, Inc. (a)	1,996	37,625
CTS Corp.	26,922	605,745
Daktronics, Inc.	66,836	643,631
Diebold Nixdorf, Inc. (b)	4,102	83,886
Digi International, Inc. (a)	67,637	622,260
Eastman Kodak Co. (a)(b)	21,182	164,161
Electro Scientific Industries, Inc. (a)	24,276	299,080
Electronics For Imaging, Inc. (a)(b)	16,817	598,013
EMCORE Corp. (a)	21,768	198,089
ePlus, Inc. (a)	10,772	901,616
Extreme Networks, Inc. (a)	17,773	203,145
FARO Technologies, Inc. (a)	3,700	127,465
II-VI, Inc. (a)	4,482	160,680
Immersion Corp. (a)	700	5,124
Infinera Corp. (a)(b)	11,054	93,517
Insight Enterprises, Inc. (a)	10,856	435,108
InterDigital, Inc.	7,606	542,688
Iteris, Inc. (a)	2,800	17,976
Itron, Inc. (a)	9,848	714,965
KEMET Corp. (a)	2,348	56,141
Kimball Electronics, Inc. (a)	42,055	801,148
Knowles Corp. (a)	600	8,802
KVH Industries, Inc. (a)	38,730	457,014
Littelfuse, Inc.	500	93,080
Maxwell Technologies, Inc. (a)	2,982	16,610
Methode Electronics, Inc.	11,840	484,256
MTS Systems Corp.	2,885	139,634
Napco Security Technologies, Inc. (a)	100	785
NETGEAR, Inc. (a)	8,158	391,584
NetScout Systems, Inc. (a)	21,670	709,693
Novanta, Inc. (a)(c)	15,942	623,332
Oclaro, Inc. (a)	1,100	9,251
Park Electrochemical Corp.	15,651	284,222
PC Connection, Inc.	25,572	652,342
PCM, Inc. (a)	1,900	24,985
Plantronics, Inc.	8,270	352,550
Plexus Corp. (a)	12,765	664,801
Pure Storage, Inc. - Class A (a)(b)	20,019	298,083
Quantenna Communications, Inc. (a)	4,500	83,610
Quantum Corp. (a)	10,773	59,359
Radisys Corp. (a)	74,025	116,219
Rogers Corp. (a)	1,386	164,310
Sanmina Corp. (a)	15,340	574,483
ScanSource, Inc. (a)	15,323	601,428
ShoreTel, Inc. (a)	94,720	705,664
Silicom Ltd. (c)	3,971	217,214
Sonus Networks, Inc. (a)	73,064	504,872
Stratasys Ltd. (a)(c)	1,142	25,558
Super Micro Computer, Inc. (a)	1,400	37,275
SYNNEX Corp.	7,186	859,517
Systemax, Inc.	53,230	1,300,941
Tech Data Corp. (a)	3,627	400,022
TTM Technologies, Inc. (a)	53,921	767,835
Vishay Intertechnology, Inc. (b)	62,804	1,111,631
Vishay Precision Group, Inc. (a)	19,762	431,800

		28,664,550

Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	2,731	56,231
Consolidated Communications Holdings, Inc.	1,815	33,487
Frontier Communications Corp. (b)	21,500	289,605
IDT Corp. - Class B	44,720	657,831
Lumos Networks Corp. (a)	1,423	25,586

Ooma, Inc. (a)	2,515	24,647
ORBCOMM, Inc. (a)	6,848	75,739
Spok Holdings, Inc.	38,684	647,957
Vonage Holdings Corp. (a)	62,031	514,857

		2,325,940

Transportation - 1.5%
Arkansas Best Corp.	6,811	202,287
Covenant Transportation Group, Inc. - Class A (a)	1,209	29,028
Echo Global Logistics, Inc. (a)	7,241	110,063
Forward Air Corp.	20,042	1,041,583
Hawaiian Holdings, Inc. (a)	13,998	599,814
Heartland Express, Inc.	25,689	569,525
Hub Group, Inc. - Class A (a)	14,322	550,681
Knight Transportation, Inc. (b)	17,212	672,128
Marten Transport Ltd.	27,013	463,273
Park-Ohio Holdings Corp.	3,599	143,420
Radiant Logistics, Inc. (a)	116,697	589,320
Roadrunner Transportation Systems, Inc. (a)	76,104	568,497
Saia, Inc. (a)	2,134	120,678
Swift Transportation Co. (a)	24,020	673,761
Universal Logistics Holdings, Inc.	5,188	86,121
Werner Enterprises, Inc.	4,000	132,400
YRC Worldwide, Inc. (a)	21,580	288,956

		6,841,535

Utilities - 0.6%
ALLETE, Inc.	5,026	388,661
American States Water Co.	3,390	167,127
Artesian Resources Corp.	2,055	76,220
Atlantic Power Corp. (a)(c)	57	140
Avista Corp.	1,200	61,680
California Water Service Group	136	5,093
Consolidated Water Co. Ltd. (c)	19,990	238,880
Dynegy, Inc. (a)(b)	11,657	109,809
El Paso Electric Co.	100	5,555
Genie Energy Ltd. - Class B	15,336	94,316
MGE Energy, Inc.	2,200	139,920
New Jersey Resources Corp.	2,300	100,395
Northwest Natural Gas Co.	2,570	170,391
NRG Yield, Inc. - Class A	11,154	202,891
NRG Yield, Inc. - Class C (b)	10,885	201,372
Otter Tail Corp.	1,100	45,980
Portland General Electric Co.	6,515	309,528
Pure Cycle Corp. (a)	100	725
South Jersey Industries, Inc.	6,075	217,971
Southwest Gas Holdings, Inc.	641	50,972
Spark Energy, Inc. - Class A (b)	19,569	310,169
The York Water Co.	1,964	64,616

		2,962,411

TOTAL COMMON STOCKS (Cost $394,720,543)		394,037,866

REAL ESTATE INVESTMENT TRUSTS - 1.3%
Diversified Financials - 0.3%
AG Mortgage Investment Trust, Inc.	4,868	93,806
Anworth Mortgage Asset Corp.	28,535	172,922
Apollo Commercial Real Estate Finance, Inc.	16,035	290,073
Ares Commercial Real Estate Corp.	152	2,005
Capstead Mortgage Corp.	18,049	174,534
Cherry Hill Mortgage Investment Corp.	600	11,088
Dynex Capital, Inc.	12,517	89,497
LaSalle Hotel Properties	13,583	385,486
MTGE Investment Corp.	120	2,304
New Residential Investment Corp.	16	264
Resource Capital Corp.	25,924	268,313

		1,490,292

Real Estate - 1.0%
Armada Hoffler Properties, Inc.	2,000	26,740
Ashford Hospitality Prime, Inc.	4,486	43,155
Ashford Hospitality Trust, Inc.	9,700	60,237
CareTrust REIT, Inc.	4,693	90,528
CBL & Associates Properties, Inc. (b)	9,151	73,208
Cedar Realty Trust, Inc.	15,097	76,089
Chatham Lodging Trust	10,184	206,532
Chesapeake Lodging Trust	9,138	233,841
CorEnergy Infrastructure Trust, Inc.	300	9,789
Cousins Properties, Inc.	5,900	55,165
DiamondRock Hospitality Co.	30,546	335,701
FelCor Lodging Trust, Inc.	24,261	177,105
First Potomac Realty Trust	2,900	32,277
Franklin Street Properties Corp.	5,158	51,425
Getty Realty Corp.	1,907	52,557
Global Net Lease, Inc.	3,614	78,279
Hersha Hospitality Trust	3,300	61,182
Independence Realty Trust, Inc.	900	9,261
Kite Realty Group Trust	7,204	144,945
Lexington Realty Trust	6,305	62,167
Monmouth Real Estate Investment Corp.	3,558	57,818

New Senior Investment Group, Inc.	3,402	31,401
Pebblebrook Hotel Trust (b)	7,649	256,930
Preferred Apartment Communities, Inc.	500	9,095
RLJ Lodging Trust	29,140	588,045
Select Income REIT	3,100	71,951
Summit Hotel Properties, Inc.	24,757	367,394
Sunstone Hotel Investors, Inc.	52,178	824,412
Terreno Realty Corp.	800	29,000
Tier REIT, Inc.	2,700	49,707
UMH Properties, Inc.	4,067	64,340
Urstadt Biddle Properties, Inc.	4,633	95,810
Washington Prime Group, Inc.	8,400	70,140
Whitestone REIT	1,461	18,321
Xenia Hotels & Resorts, Inc.	14,139	282,214

		4,696,761

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,248,987)		6,187,053

RIGHTS (d) - 0.0%
Health Care Equipment & Services (d) - 0.0%
Community Health Systems, Inc. (a)	3,702	28,284

TOTAL RIGHTS (Cost $32,283)		28,284

SHORT-TERM INVESTMENTS - 14.3%
Money Market Funds - 14.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.89% (e)	13,438,055	13,438,055
First American Government Obligations Fund - Class Z - 0.88% (e)	13,437,711	13,437,711
First American Treasury Obligations Fund - Class Z - 0.87% (e)	13,437,711	13,437,711
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.89% (e)	13,438,056	13,438,056
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.89% (e)	13,438,056	13,438,056

TOTAL SHORT-TERM INVESTMENTS (Cost $67,189,589)		67,189,589

INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING - 6.0%
BlackRock Liquidity Funds - FedFund Portfolio - Institutional Class - 0.91% (e)	2,528,902	2,528,902
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio - Institutional Class - 1.21% (e)	25,836,483	25,849,401

TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (Cost $28,378,303)		28,378,303

TOTAL INVESTMENTS (Cost $496,569,705) - 105.3%		495,821,095

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%		(25,200,347)

TOTAL NET ASSETS - 100.0%		$470,620,748

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	This security or a portion of this security was out on loan at August 31, 2017. Total loaned securities had a market value of $27,706,321 at August 31, 2017.
(c)	Foreign issued security. Total foreign securities are $12,824,066, which represents 2.7% of net assets.
(d)	Rounds to zero.
(e)	Rate shown is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Open Futures Contracts

	NUMBER OF
	CONTRACTS	NOTIONAL		UNREALIZED
DESCRIPTION	PURCHASED	AMOUNT	VALUE	DEPRECIATION
FUTURES CONTRACTS PURCHASED
Russell 2000 Mini Index, September 2017 Settlement	925	$64,953,500	$368,538	$(352,485)

TOTAL FUTURES CONTRACTS PURCHASED		$64,953,500	$368,538	$(352,485)

The accompanying footnotes are an integral part of the Schedule of Investments.

ELEMENTS INTERNATIONAL PORTFOLIO

Schedule of Investments as of August 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 72.2%
Australia - 5.1%
AGL Energy Ltd.	34,865	$664,906
Aristocrat Leisure Ltd.	21,235	357,366
Aurizon Holdings Ltd.	23,759	93,681
Australia & New Zealand Banking Group Ltd.	174,134	4,069,780
BHP Billiton Ltd.	29,275	637,192
Caltex Australia Ltd.	26,724	709,346
CIMIC Group Ltd.	28,084	938,783
Coca-Cola Amatil Ltd.	93,713	599,702
Cochlear Ltd.	597	74,135
Commonwealth Bank of Australia	8,671	522,491
Flight Centre Travel Group Ltd.	25,779	990,838
Fortescue Metals Group Ltd.	302,563	1,445,541
Harvey Norman Holdings Ltd.	99,113	321,463
Macquarie Group Ltd.	1,976	136,347
Medibank Private Ltd.	407,998	985,988
National Australia Bank Ltd.	69,359	1,665,137
Orica Ltd.	21,956	354,838
Origin Energy Ltd. (a)	29,685	180,526
Qantas Airways Ltd.	184,461	838,766
Rio Tinto Ltd.	25,246	1,361,503
Sonic Healthcare Ltd.	5,689	99,042
South32 Ltd.	121,405	281,812
Tabcorp Holdings Ltd.	20,243	66,139
Tatts Group Ltd.	87,762	286,740
Telstra Corp., Ltd.	210,971	615,501
TPG Telecom Ltd.	71,245	310,933
Wesfarmers Ltd.	78,759	2,668,417
Woolworths Ltd.	136,206	2,815,203

		24,092,116

Austria - 0.8%
ANDRITZ AG	21,341	1,161,278
Erste Group Bank AG	21,873	924,242
OMV AG	22,050	1,267,582
Raiffeisen Bank International AG (a)	14,706	482,485
voestalpine AG	400	20,757

		3,856,344

Belgium - 1.2%
Ageas N.V.	6,205	288,156
Colruyt S.A.	13,268	737,225
KBC Group N.V.	24,311	1,997,796
Proximus SADP	15,515	546,983
Solvay S.A. - Class A	10,200	1,479,572
UCB S.A.	344	23,707
Umicore S.A.	8,273	617,998

		5,691,437

Canada - 5.2%
Agrium, Inc.	1,100	107,890
Alimentation Couche-Tard, Inc. - Class B	27,500	1,313,173
Atco Ltd. - Class I	5,500	202,647
BlackBerry Ltd. (a)	14,000	129,714
CAE, Inc.	3,500	57,766
Canadian National Railway Co.	500	40,529
Canadian Tire Corp. Ltd. - Class A	8,300	982,374
Cenovus Energy, Inc.	20,000	156,477
CGI Group, Inc. - Class A (a)	16,000	813,998
CI Financial Corp.	4,100	89,765
Dollarama, Inc.	300	29,566
Empire Co., Ltd. - Class A	28,300	475,689
Finning International, Inc.	21,400	489,608
George Weston Ltd.	9,700	843,036
Gildan Activewear, Inc.	7,900	247,423
Great-West Lifeco., Inc.	41,700	1,155,077
Imperial Oil Ltd.	10,800	318,789
Industrial Alliance Insurance & Financial Services, Inc.	500	21,457
Intact Financial Corp.	2,100	173,112
Jean Coutu Group PJC, Inc. - Class A	18,700	333,493
Linamar Corp.	9,700	540,870
Loblaw Cos., Ltd.	29,900	1,621,723
Magna International, Inc.	33,600	1,616,836
Manulife Financial Corp.	58,000	1,139,331
Methanex Corp.	3,300	168,627
Metro, Inc.	7,500	247,568

National Bank of Canada	5,300	243,959
Onex Corp.	3,000	239,880
Power Financial Corp.	35,000	944,825
Rogers Communications, Inc. - Class B	3,000	156,613
Royal Bank of Canada	44,700	3,317,554
Saputo, Inc.	34,900	1,178,285
SNC-Lavalin Group, Inc.	100	4,368
Sun Life Financial, Inc.	20,500	787,167
Teck Resources Ltd. - Class B	31,000	771,556
Toronto-Dominion Bank	48,600	2,609,903
West Fraser Timber Co., Ltd.	15,300	793,823

		24,364,471

Cayman Islands - 0.5%
Cheung Kong Property Holdings Ltd.	17,500	153,628
Melco Resorts & Entertainment Ltd. - ADR	3,100	68,045
Sands China Ltd.	22,800	102,117
WH Group Ltd. (b) (Cost: 1,592,796; Original Acquisition Date: 05/25/2017)	1,721,500	1,799,427

		2,123,217

Denmark - 2.4%
A.P. Moller - Maersk - Class A	248	485,492
A.P. Moller - Maersk - Class B	218	449,445
Carlsberg A/S - Class B	8,175	938,234
Chr Hansen Holding A/S	200	17,207
Coloplast A/S - Class B	1,212	99,232
Danske Bank A/S	48,063	1,867,943
DSV A/S	12,420	880,703
ISS A/S	35,982	1,400,149
Novo Nordisk A/S - Class B	47,179	2,250,449
Novozymes A/S	2,096	106,623
Pandora A/S	6,776	720,188
TDC A/S	99,483	592,692
Vestas Wind Systems A/S	11,840	1,078,371
William Demant Holding A/S (a)	8,078	213,738

		11,100,466

Finland - 1.5%
Kone OYJ - Class B	21,423	1,162,425
Metso OYJ	16,401	543,563
Neste OYJ	34,345	1,514,415
Nokian Renkaat OYJ	7,536	318,568
Orion OYJ - Class B	11,026	522,147
Stora Enso OYJ	89,049	1,170,330
UPM-Kymmene OYJ	37,637	979,435
Wartsila OYJ Abp	10,666	735,810

		6,946,693

Germany - 8.0%
adidas AG	4,359	978,416
Allianz SE	11,493	2,459,307
BASF SE	19,542	1,892,970
Bayer AG	28,640	3,665,151
Beiersdorf AG	9,096	971,083
Brenntag AG	16,162	856,469
Ceconomy AG	31,519	345,275
Commerzbank AG (a)	94,121	1,169,762
Continental AG	8,050	1,816,478
Covestro AG (b) (Cost: $1,740,849; Original Acquisition Date: 05/19/2017)	23,257	1,827,569
Deutsche Bank AG	27,367	438,839
Deutsche Boerse AG	1,014	108,387
Deutsche Lufthansa AG	20,009	501,880
Deutsche Post AG	56,785	2,355,507
Deutsche Telekom AG	11,103	200,378
E.ON SE	124,311	1,405,125
Evonik Industries AG	7,284	236,117
Fresenius Medical Care AG & Co.	3,878	362,400
Fresenius SE & Co.	1,228	103,924
GEA Group AG	5,602	246,749
Henkel AG & Co.	16,800	2,033,952
Hochtief AG	9,748	1,718,044
Hugo Boss AG	12,070	1,021,759
Innogy SE (b) (Cost: $502,499; Original Acquisition Date: 05/30/2017)	11,717	516,442
Lanxess AG	1,881	140,288
Linde AG	4,503	863,323
Man SE	5,328	598,181
Merck KGaA	14,738	1,618,685
METRO AG (a)	31,519	616,107
OSRAM Licht AG	1,297	106,506
ProSiebenSat.1 Media SE	1,000	33,547
RWE AG (a)	54,264	1,353,661
SAP SE	10,458	1,096,819
Siemens AG	12,402	1,621,080

Telefonica Deutschland Holding AG	286,628	1,551,167
Volkswagen AG	3,109	479,848
Zalando SE (a)(b) (Cost: $112,132; Original Acquisition Date: 05/19/2017)	2,368	112,153

		37,423,348

Hong Kong - 1.1%
ASM Pacific Technology Ltd.	12,300	152,144
BOC Hong Kong Holdings Ltd.	23,500	119,666
Cathay Pacific Airways Ltd.	9,000	13,364
CLP Holdings Ltd.	63,500	670,642
First Pacific Co., Ltd.	220,000	176,827
Galaxy Entertainment Group Ltd.	63,000	395,272
Hang Seng Bank Ltd.	5,200	119,605
HK Electric Investments Ltd. (b) (Cost: $244,117; Original Acquisition Date: 05/23/2017)	267,000	244,968
HKT Trust & HKT Ltd.	167,000	215,532
Hong Kong & China Gas Co., Ltd.	26,000	49,171
Li & Fung Ltd.	2,350,000	1,060,026
NWS Holdings Ltd.	68,000	130,687
SJM Holdings Ltd.	641,000	559,439
Swire Pacific Ltd	9,500	96,690
Techtronic Industries Co., Ltd.	101,500	525,285
Wheelock & Co., Ltd.	38,000	284,305
Yue Yuen Industrial Holdings Ltd.	96,000	415,858

		5,229,481

Ireland - 0.1%
CRH PLC	11,566	403,905

Israel - 0.3%
Bank Hapoalim B.M.	26,738	180,019
Bezeq the Israeli Telecommunication Corp. Ltd.	98,512	145,129
Check Point Software Technologies Ltd. (a)	2,161	241,751
Elbit Systems Ltd.	571	78,624
Taro Pharmaceutical Industries Ltd. (a)	4,000	419,360
Teva Pharmaceutical Industries Ltd. - ADR	7,500	118,950

		1,183,833

Italy - 1.2%
EXOR N.V.	16,927	1,086,123
Intesa Sanpaolo S.p.A.	33,533	105,946
Leonardo S.p.A.	35,746	604,689
Luxottica Group S.p.A.	4,863	279,905
Poste Italiane S.p.A. (b) (Cost: $513,144; Original Acquisition Date: 05/19/2017)	70,474	512,183
Prysmian S.p.A.	27,525	865,706
Saipem S.p.A. (a)	297,709	1,105,041
Snam S.p.A.	59,019	287,359
UniCredit S.p.A. (a)	32,249	656,098
UnipolSai Assicurazioni S.p.A.	20,456	46,439

		5,549,489

Japan - 28.1%
ABC-Mart, Inc.	7,300	375,176
Aeon Co., Ltd.	68,000	1,003,284
Air Water, Inc.	30,100	555,263
Aisin Seiki Co., Ltd.	14,800	744,476
Ajinomoto Co., Inc.	8,300	163,946
Alfresa Holdings Corp.	47,700	897,724
Alps Electric Co., Ltd.	17,300	475,245
Amada Holdings Co., Ltd.	67,300	738,901
ANA Holdings, Inc.	74,000	274,500
Aozora Bank Ltd.	42,000	158,930
Asahi Glass Co., Ltd.	6,400	249,748
Asahi Group Holdings Ltd.	2,700	117,618
Asahi Kasei Corp.	119,000	1,425,597
Asics Corp.	31,400	473,278
Astellas Pharma, Inc.	96,500	1,214,424
Bandai Namco Holdings, Inc.	25,000	837,995
Benesse Holdings, Inc.	15,200	584,855
Bridgestone Corp.	39,100	1,678,382
Brother Industries Ltd.	42,800	1,014,570
Calbee, Inc.	5,800	198,372
Canon, Inc.	60,400	2,117,448
Casio Computer Co., Ltd.	36,500	515,950
Chiba Bank Ltd.	10,000	66,949
Chugai Pharmaceutical Co., Ltd.	4,500	182,972
Coca-Cola Bottlers Japan, Inc.	13,800	473,243
Dai Nippon Printing Co., Ltd.	55,000	649,384
Daicel Corp.	38,200	486,817
Daiichi Sankyo Co., Ltd.	31,100	735,243
Daikin Industries Ltd.	5,200	520,071
Daito Trust Construction Co., Ltd.	4,800	850,757
Daiwa House Industry Co., Ltd.	8,500	297,444
DeNA Co., Ltd.	6,400	136,925
Denso Corp.	31,900	1,548,355

Don Quijote Holdings Co., Ltd.	300	11,393
Eisai Co., Ltd.	200	10,359
FamilyMart UNY Holdings Co., Ltd.	200	10,843
FANUC Corp.	600	116,469
Fast Retailing Co., Ltd.	1,700	486,642
Fuji Electric Co., Ltd.	73,000	402,401
Fujifilm Holdings Corp.	29,000	1,140,110
Fujitsu Ltd.	150,000	1,112,157
Hachijuni Bank Ltd.	10,600	64,602
Hakuhodo DY Holdings, Inc.	64,100	872,859
Hamamatsu Photonics KK	300	9,292
Hikari Tsushin, Inc.	4,700	583,145
Hino Motors Ltd.	36,500	419,334
Hirose Electric Co., Ltd.	1,100	152,290
Hisamitsu Pharmaceutical Co., Inc.	9,400	452,322
Hitachi Chemical Co., Ltd.	29,700	803,995
Hitachi Construction Machinery Co., Ltd.	20,800	587,474
Hitachi High-Technologies Corp.	22,900	817,597
Hitachi Ltd.	283,000	1,948,706
Hitachi Metals Ltd.	27,200	363,458
Honda Motor Co., Ltd.	17,600	493,251
Hoshizaki Corp.	5,200	452,668
Hoya Corp.	5,100	292,032
Idemitsu Kosan Co., Ltd.	7,800	190,575
IHI Corp. (a)	51,000	168,863
Iida Group Holdings Co., Ltd.	36,900	627,335
Isetan Mitsukoshi Holdings Ltd.	70,000	720,790
Isuzu Motors Ltd.	17,200	224,984
Itochu Corp.	62,600	1,022,692
J. Front Retailing Co., Ltd.	14,600	203,857
Japan Airlines Co., Ltd.	1,800	61,858
Japan Airport Terminal Co., Ltd.	7,100	257,689
Japan Tobacco, Inc.	16,500	564,934
JFE Holdings, Inc.	12,500	246,964
JSR Corp.	33,500	652,722
JTEKT Corp.	21,700	290,360
JXTG Holdings, Inc.	55,600	269,263
Kajima Corp.	66,000	605,758
Kamigumi Co., Ltd.	55,000	608,860
Kaneka Corp.	62,000	482,758
Kansai Paint Co., Ltd.	7,800	197,882
Kao Corp.	9,600	599,220
Kawasaki Heavy Industries Ltd.	115,000	353,573
KDDI Corp.	76,500	2,064,634
Keyence Corp.	400	208,341
Kikkoman Corp.	13,100	410,511
Kirin Holdings Co., Ltd.	58,500	1,328,469
Kobe Steel Ltd. (a)	1,800	21,678
Koito Manufacturing Co., Ltd.	13,600	847,410
Komatsu Ltd.	26,300	711,716
Konami Holdings Corp.	4,100	213,699
Konica Minolta, Inc.	92,800	741,151
Kose Corp.	2,100	263,610
Kubota Corp.	11,000	190,513
Kuraray Co., Ltd.	32,900	624,871
Kurita Water Industries Ltd.	26,400	760,049
Kyocera Corp.	18,700	1,122,663
Kyowa Hakko Kirin Co., Ltd.	11,700	205,510
Lawson, Inc.	9,100	611,716
Lion Corp.	34,900	693,968
LIXIL Group Corp.	38,600	1,012,620
M3, Inc.	4,900	127,342
Mabuchi Motor Co., Ltd.	5,900	278,537
Makita Corp.	8,600	345,377
Marubeni Corp.	135,400	881,113
Maruichi Steel Tube Ltd.	7,500	222,063
Mazda Motor Corp.	58,100	855,632
McDonald’s Holdings Co., Ltd.	300	13,330
Mebuki Financial Group, Inc.	29,100	103,234
Medipal Holdings Corp.	55,000	970,073
MEIJI Holdings Co., Ltd.	5,100	406,386
MINEBEA MITSUMI, Inc.	14,700	241,624
Miraca Holdings, Inc.	10,700	486,165
MISUMI Group, Inc.	29,800	764,686
Mitsubishi Chemical Holdings Corp.	118,500	1,102,702
Mitsubishi Corp.	34,600	800,519
Mitsubishi Electric Corp.	111,300	1,647,202
Mitsubishi Gas Chemical Co., Inc.	31,900	791,878
Mitsubishi Logistics Corp.	10,000	120,981

Mitsubishi Motors Corp.	87,900	649,245
Mitsubishi Tanabe Pharma Corp.	15,500	380,679
Mitsubishi UFJ Financial Group, Inc.	365,900	2,243,628
Mitsui & Co., Ltd.	12,800	191,473
Mitsui Chemicals, Inc.	67,000	401,019
Mitsui OSK Lines Ltd.	108,000	346,787
Mixi, Inc.	10,500	559,694
Mizuho Financial Group, Inc.	538,100	925,590
Murata Manufacturing Co., Ltd.	1,300	199,136
Nabtesco Corp.	12,100	423,200
NEC Corp.	141,000	373,230
Nexon Co., Ltd. (a)	11,200	279,452
NGK Spark Plug Co., Ltd.	11,100	211,530
NH Foods Ltd.	27,000	793,287
Nikon Corp.	35,900	592,047
Nintendo Co., Ltd.	100	33,329
Nippon Electric Glass Co., Ltd.	400	15,209
Nippon Express Co., Ltd.	86,000	593,751
Nippon Paint Holdings Co., Ltd.	8,600	293,355
Nippon Steel & Sumitomo Metal Corp.	8,900	212,472
Nippon Telegraph & Telephone Corp.	64,000	3,183,263
Nissan Chemical Industries Ltd.	6,500	217,879
Nissan Motor Co., Ltd.	72,100	716,835
Nisshin Seifun Group, Inc.	46,300	804,833
Nissin Foods Holdings Co., Ltd.	12,800	789,412
Nitto Denko Corp.	12,200	1,076,232
NOK Corp.	33,400	751,640
Nomura Holdings, Inc.	5,000	27,857
Nomura Research Institute Ltd.	11,600	451,612
NSK Ltd.	69,900	829,759
NTT Data Corp.	20,900	225,854
NTT DOCOMO, Inc.	80,600	1,872,125
Obayashi Corp.	53,400	630,007
Obic Co., Ltd.	300	18,802
Oji Holdings Corp.	79,000	414,636
Olympus Corp.	800	27,616
Omron Corp.	23,700	1,190,012
Oracle Corp.	4,000	295,811
Oriental Land Co., Ltd.	600	45,076
Osaka Gas Co., Ltd.	185,000	723,778
Otsuka Corp.	14,100	933,715
Otsuka Holdings Co., Ltd.	3,200	128,920
Panasonic Corp.	89,100	1,187,757
Park24 Co., Ltd.	6,500	156,270
Pola Orbis Holdings, Inc.	18,700	601,305
Recruit Holdings Co., Ltd.	45,000	896,848
Resona Holdings, Inc.	76,400	381,253
Ricoh Co., Ltd.	21,800	218,327
Rinnai Corp.	6,100	529,904
Rohm Co., Ltd.	1,100	85,650
Ryohin Keikaku Co., Ltd.	2,400	665,848
Sankyo Co., Ltd.	2,600	84,905
Santen Pharmaceutical Co., Ltd.	15,000	232,774
Secom Co., Ltd.	11,700	868,653
Sega Sammy Holdings, Inc.	45,300	651,057
Seiko Epson Corp.	15,200	390,041
Sekisui Chemical Co., Ltd.	65,500	1,221,404
Sekisui House Ltd.	17,900	310,016
Seven & i Holdings Co., Ltd.	20,000	794,106
Shimadzu Corp.	21,700	398,924
Shimamura Co., Ltd.	5,800	708,018
Shimano, Inc.	2,500	337,927
Shimizu Corp.	73,700	761,570
Shin-Etsu Chemical Co., Ltd.	7,300	645,702
Shinsei Bank Ltd.	178,000	284,968
Shionogi & Co., Ltd.	4,800	253,022
Shiseido Co., Ltd.	8,300	344,201
Showa Shell Sekiyu KK	47,200	517,360
SMC Corp.	400	137,208
Sohgo Security Services Co., Ltd.	2,900	126,752
Sompo Holdings, Inc.	14,300	537,868
Sony Corp.	17,000	670,660
Sony Financial Holdings, Inc.	6,200	98,244
Stanley Electric Co., Ltd.	18,800	624,187
Start Today Co., Ltd.	9,000	279,984
Subaru Corp.	37,200	1,304,800
Sumitomo Chemical Co., Ltd.	57,000	341,684
Sumitomo Corp.	51,800	733,403
Sumitomo Dainippon Pharma Co., Ltd.	28,400	385,952

Sumitomo Electric Industries Ltd.	33,900	531,003
Sumitomo Heavy Industries Ltd.	103,000	768,272
Sumitomo Metal Mining Co., Ltd.	7,000	120,662
Sumitomo Mitsui Financial Group, Inc.	2,000	74,844
Sumitomo Mitsui Trust Holdings, Inc.	12,300	425,832
Sumitomo Rubber Industries Ltd.	44,500	737,922
Sundrug Co., Ltd.	18,000	745,804
Suntory Beverage & Food Ltd.	22,300	1,030,463
Suzuken Co., Ltd.	25,100	914,408
Suzuki Motor Corp.	25,200	1,266,705
Sysmex Corp.	4,000	246,691
Taiheiyo Cement Corp.	80,000	308,546
Taisei Corp.	60,000	601,992
Taisho Pharmaceutical Holdings Co., Ltd.	4,700	366,817
Taiyo Nippon Sanso Corp.	10,200	119,039
Takashimaya Co., Ltd.	88,000	807,677
Teijin Ltd.	9,800	198,969
The Kansai Electric Power Co., Inc.	3,500	49,029
The Shizuoka Bank Ltd.	64,000	559,458
THK Co., Ltd.	17,400	580,871
Toho Co., Ltd.	13,400	497,922
Toho Gas Co., Ltd.	45,000	296,766
Tokyo Electron Ltd.	3,400	478,137
Tokyo Gas Co., Ltd.	80,000	424,396
Toppan Printing Co., Ltd.	81,000	811,216
Toray Industries, Inc.	29,500	280,952
Toshiba Corp. (a)	188,000	523,291
TOTO Ltd.	16,500	628,121
Toyo Seikan Group Holdings Ltd.	37,900	625,030
Toyo Suisan Kaisha Ltd.	12,900	476,995
Toyoda Gosei Co., Ltd.	21,200	494,252
Toyota Industries Corp.	1,900	101,278
Toyota Motor Corp.	35,000	1,968,481
Toyota Tsusho Corp.	17,800	548,078
Trend Micro, Inc.	7,700	356,511
Tsuruha Holdings, Inc.	6,200	738,236
Unicharm Corp.	27,200	640,073
USS Co., Ltd.	3,600	70,766
Yakult Honsha Co., Ltd.	4,600	318,843
Yamada Denki Co., Ltd.	144,400	781,535
Yamaguchi Financial Group, Inc.	1,000	11,316
Yamaha Corp.	8,900	310,065
Yamaha Motor Co., Ltd.	27,600	780,789
Yamato Holdings Co., Ltd.	6,800	144,987
Yamazaki Baking Co., Ltd.	44,800	849,258
Yaskawa Electric Corp.	13,900	421,040
Yokogawa Electric Corp.	46,700	727,676
Yokohama Rubber Co., Ltd.	3,800	70,342

		132,583,846

Luxembourg - 0.1%
Millicom International Cellular S.A.	1,830	114,166
RTL Group S.A.	8,620	654,181
Tenaris S.A.	4,604	61,550

		829,897

Netherlands - 3.2%
ABN AMRO Group N.V. (b) (Cost: $180,578; Original Acquisition Date: 05/30/2017)	6,965	195,181
Aegon N.V.	120,270	686,668
AerCap Holdings N.V. (a)	1,600	80,480
Akzo Nobel N.V.	10,673	975,794
Altice N.V. - Class A (a)	12,638	291,419
Altice N.V. - Class B (a)	8,882	205,391
ArcelorMittal USA (a)	19,147	511,486
Boskalis Westminster	7,829	255,835
CNH Industrial N.V.	109,056	1,237,237
Gemalto N.V.	13,290	718,197
Heineken Holding N.V.	4,451	439,473
ING Groep N.V.	141,086	2,502,537
Koninklijke Ahold Delhaize N.V.	75,834	1,363,174
Koninklijke DSM N.V.	2,355	178,667
Koninklijke Philips N.V.	62,051	2,347,540
QIAGEN N.V.	1,056	33,885
Randstad Holding N.V.	19,225	1,123,835
RELX N.V.	49,385	1,036,766
Unilever N.V.	6,162	366,850
Wolters Kluwer N.V.	7,191	314,128

		14,864,543

Norway - 1.3%
DNB ASA	77,465	1,512,764
Marine Harvest ASA	44,913	892,129

Norsk Hydro ASA	194,577	1,404,535
Orkla ASA	13,394	137,515
Schibsted ASA - Class A	1,418	34,454
Statoil ASA	23,713	449,321
Telenor ASA	92,152	1,866,096

		6,296,814

Portugal - 0.5%
EDP - Energias de Portugal S.A.	112,776	432,969
Galp Energia SGPS S.A.	48,417	801,743
Jeronimo Martins SGPS S.A.	48,648	970,620

		2,205,332

Singapore (c) - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	108,400	119,516

Spain - 3.8%
ACS Actividades de Construccion y Servicios, S.A.	50,464	1,907,974
Amadeus IT Group S.A.	3,058	189,555
Banco Bilbao Vizcaya Argentaria S.A.	174,077	1,538,058
Banco de Sabadell S.A.	316,598	696,122
Banco Santander S.A.	395,520	2,570,348
Bankia SA	31,257	152,151
Bankinter S.A.	49,309	470,185
CaixaBank S.A.	83,340	430,381
Distribuidora Internacional de Alimentacion S.A.	172,879	1,094,051
Endesa S.A.	64,303	1,551,273
Gas Natural SDG S.A.	33,692	819,017
Industria de Diseno Textil S.A.	47,333	1,798,330
International Consolidated Airlines Group S.A.	198,036	1,567,040
Mapfre S.A.	168,727	597,159
Repsol S.A.	118,843	2,041,504
Telefonica S.A.	35,362	381,353
Zardoya Otis S.A.	17,991	185,474

		17,989,975

Sweden - 3.7%
Alfa Laval AB	23,999	543,664
Assa Abloy AB - Class B	6,993	151,200
Atlas Copco AB - Class A	40,911	1,603,333
Atlas Copco AB - Class B	47,917	1,710,255
Boliden AB	20,399	713,705
Electrolux AB - Class B	42,918	1,560,458
Essity AB (a)	12,386	343,876
Getinge AB - B Shares	13,504	250,850
Hennes & Mauritz AB - Class B	52,715	1,333,507
Hexagon AB - Class B	873	42,838
Husqvarna AB - B Shares	41,220	415,792
ICA Gruppen AB	18,519	738,359
Industrivarden AB - Class C	14,269	337,970
L E Lundbergforetagen AB	6,808	527,367
Nordea Bank AB	35,279	474,634
Sandvik AB	45,375	749,802
Securitas AB - Class B	41,639	684,398
Skandinaviska Enskilda Banken AB	25,603	333,178
Skanska AB - Class B	34,997	790,607
SKF AB - Class B	39,081	781,054
Swedish Match AB	9,558	340,784
Tele2 AB	17,154	199,697
Telefonaktiebolaget LM Ericsson	198,832	1,165,353
Volvo AB - Class B	100,726	1,720,230

		17,512,911

Switzerland - 4.0%
ABB Ltd.	110,464	2,557,277
Adecco Group AG	26,438	1,916,097
Aryzta AG	3,303	104,090
Barry Callebaut AG	251	361,208
Chocoladefabriken, Lindt & Spruengli AG	32	183,534
Cie Financiere Richemont S.A.	5,614	502,008
Dufry AG (a)	5,653	871,279
EMS-Chemie Holding AG	278	190,030
Geberit AG	376	171,777
Julius Baer Group Ltd.	1,353	75,625
Kuehne + Nagel International AG	1,181	213,921
LafargeHolcim Ltd.	3,500	205,668
Nestle S.A.	29,261	2,482,280
Novartis AG	290	24,465
Pargesa Holding S.A.	1,792	145,199
Partners Group Holding AG	78	50,593
Roche Holding AG	10,120	2,569,706
Schindler Holding AG - PC	490	104,954
Schindler Holding AG - REG	5,656	1,188,471
SGS S.A.	192	429,069

Sika AG	123	872,204
Sonova Holding AG	19	3,212
Swatch Group AG	16,889	1,309,450
Swatch Group AG	3,809	1,520,502
Swisscom AG	1,242	626,343
Syngenta AG	403	185,646

		18,864,608

United Kingdom - 0.1%
Coca-Cola European Partners PLC	8,195	350,913

TOTAL COMMON STOCKS (Cost $326,417,675)		339,583,155

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Fuchs Petrolub SE	3,157	175,510
Henkel AG & Co.	4,718	632,141

TOTAL PREFERRED STOCKS (Cost $832,248)		807,651

RIGHTS (c) - 0.0%
Sweden (c) - 0.0%
Getinge AB	9,722	3,597

TOTAL RIGHTS (Cost $2,894)		3,597

SHORT-TERM INVESTMENTS - 14.7%
Money Market Funds - 14.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.89% (d)	13,874,917	13,874,917
First American Government Obligations Fund - Class Z - 0.88% (d)	13,874,917	13,874,917
First American Treasury Obligations Fund - Class Z - 0.87% (d)	13,874,917	13,874,917
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.89% (d)	13,874,917	13,874,917
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.89% (d)	13,874,917	13,874,917

TOTAL SHORT-TERM INVESTMENTS (Cost $69,374,585)		69,374,585

TOTAL INVESTMENTS (Cost $396,627,402) - 87.1%		409,768,988

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.9%		60,801,714

TOTAL NET ASSETS - 100.0%		$470,570,702

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

PLC Public Limited Company

(a)	Non-income producing security.
(b)	Security is restricted to resale. The Portfolio’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at August 31, 2017 was $5,207,923, which represents 1.1% of net assets.
(c)	Rounds to zero.
(d)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL AMOUNT	VALUE	UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
BP Currency Index, September 2017 Settlement	204	$16,498,500	$8,925	$78,072
Euro FX Currency Index, September 2017 Settlement	70	10,423,000	8,313	512,091
Mini MSCI EAFE Index, September 2017 Settlement	281	27,183,940	10,819	10,819
S&P/TSX 60 Index, September 2017 Settlement	10	1,427,027	877	877

TOTAL FUTURES CONTRACTS PURCHASED		$55,532,467	$28,934	$601,859

The accompanying footnotes are an integral part of the Schedule of Investments.

Total Return Swaps (a)

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	FIXED RATE	FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley	Airbus SE	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	$466,555	6,359	$(21,137)
Morgan Stanley	Anglo American PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	659,411	62,114	301,827
Morgan Stanley	Arkema S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	723,440	7,640	(29,997)
Morgan Stanley	Associated British Foods PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	238,006	7,856	30,130
Morgan Stanley	Atos SE	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	498,172	3,967	19,810
Morgan Stanley	Auto Trader Group PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	82,494	19,869	(15,194)
Morgan Stanley	AXA S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,399,463	58,658	35,413
Morgan Stanley	BAE Systems PLC	Receive	0.802%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	12,916	2,156	234
Morgan Stanley	Barclays PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	665,965	313,195	(84,997)
Morgan Stanley	Barratt Developments PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	602,598	99,764	24,905
Morgan Stanley	BHP Billiton PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	688,312	57,010	196,554
Morgan Stanley	BNP Paribas	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	2,144,718	33,211	(26,570)
Morgan Stanley	Bollore S.A.	Receive	0.550%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	354,511	87,800	(10,831)
Morgan Stanley	Bouygues S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,757,260	46,735	26,538
Morgan Stanley	BT Group PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	179,970	58,578	(4,301)
Morgan Stanley	Bunzl PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	189,866	7,797	(12,833)
Morgan Stanley	Burberry Group PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	800,809	44,842	20,784
Morgan Stanley	Capgemini SE	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	66,788	712	(595)
Morgan Stanley	Capita PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	41,855	7,404	8,200
Morgan Stanley	Carnival PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	922,197	18,797	120,045
Morgan Stanley	Carrefour SA	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,598,689	69,848	(451,363)
Morgan Stanley	Casino Guichard Perrachon S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,431,495	26,138	(218,657)
Morgan Stanley	Centrica PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	579,930	287,327	(8,386)
Morgan Stanley	Christian Dior SE	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,934,772	7,617	47,372
Morgan Stanley	Cie de Saint-Gobain	Receive	0.176%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	280,955	5,755	(13,998)
Morgan Stanley	Coca-Cola HBC AG	Receive	0.805%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	685,503	30,432	152,184
Morgan Stanley	Compass Group PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	1,185,529	69,072	(6,183)
Morgan Stanley	Credit Agricole S.A.	Receive	0.179%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	292,721	19,500	(4,685)
Morgan Stanley	CRH PLC	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,368,687	43,052	(126,550)
Morgan Stanley	Dassault Aviation S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	396,297	311	4,482
Morgan Stanley	Dassault Systemes S.A.	Receive	0.179%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	16,503	200	55
Morgan Stanley	DCC PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	298,750	4,064	(16,405)
Morgan Stanley	Direct Line Insurance Group PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	265,160	75,691	34,685
Morgan Stanley	Dixons Carphone PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	187,828	75,999	(69,435)
Morgan Stanley	Eiffage S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,198,843	15,156	138,301
Morgan Stanley	Electricite de France S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,036,629	108,939	(36,323)
Morgan Stanley	Engie S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,608,351	118,145	56,542
Morgan Stanley	Eutelsat Communications S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	241,536	10,147	7,329
Morgan Stanley	Experian PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	54,441	3,362	(2,025)
Morgan Stanley	Ferguson PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	494,160	9,964	(47,277)
Morgan Stanley	Fresnillo PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	151,880	9,613	4,975
Morgan Stanley	G4S PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	372,070	114,604	(56,635)
Morgan Stanley	GKN PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	845,828	240,589	(94,503)
Morgan Stanley	Glaxosmithkline PLC	Receive	0.802%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	270,574	17,800	3,074
Morgan Stanley	Glencore PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	292,623	94,637	61,032
Morgan Stanley	Hargreaves Lansdown PLC	Receive	0.802%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	12,358	900	313
Morgan Stanley	Hermes International	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	688,879	1,568	13,754
Morgan Stanley	Hikma Pharmaceuticals PLC	Receive	0.802%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	129,927	10,100	(4,501)
Morgan Stanley	HSBC Holdings PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	2,576,866	380,628	392,999
Morgan Stanley	ICADE	Receive	0.179%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	138,202	1,871	1,767
Morgan Stanley	Iliad S.A.	Receive	0.179%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	44,393	209	1,124
Morgan Stanley	Imerys S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	495,773	6,421	(25,564)
Morgan Stanley	IMI PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	140,152	11,486	(11,444)
Morgan Stanley	Intercontinental Hotels Group	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	170,250	3,922	(23,757)
Morgan Stanley	J Sainsbury PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	407,654	147,258	(79,529)
Morgan Stanley	Johnson Matthey PLC	Receive	0.805%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	302,824	9,697	(38,988)
Morgan Stanley	Kering	Receive	0.176%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	227,180	774	19,945
Morgan Stanley	Kingfisher PLC	Receive	0.805%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,038,926	315,393	(127,000)
Morgan Stanley	Lagardere SCA	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,139,809	40,792	(46,737)
Morgan Stanley	Legrand S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	472,817	7,751	(12,670)
Morgan Stanley	L’Oreal S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,016,456	5,388	(73,057)
Morgan Stanley	LVMH Moet Hennessy Louis Vuitton SE	Receive	0.176%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	1,293,417	5,682	(50,661)
Morgan Stanley	Marks & Spencer Group PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	308,397	79,415	(59,214)
Morgan Stanley	Meggitt PLC	Receive	0.802%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	55,037	10,866	1,612
Morgan Stanley	Michelin	Receive	0.176%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	1,515,906	13,104	(13,171)
Morgan Stanley	Mondi PLC	Receive	0.805%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	938,586	46,557	66,355
Morgan Stanley	Natixis	Receive	0.176%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	236,365	38,129	6,961
Morgan Stanley	Next PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	745,579	17,013	(25,854)
Morgan Stanley	Old Mutual PLC	Receive	0.805%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	349,083	180,554	32,114
Morgan Stanley	Orange S.A.	Receive	0.179%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	119,054	8,395	931
Morgan Stanley	Pearson PLC	Receive	0.802%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	189,468	30,453	(6,180)
Morgan Stanley	Persimmon PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	686,248	27,838	103,734
Morgan Stanley	Petrofac Ltd.	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	430,023	106,583	19,440
Morgan Stanley	Prudential PLC	Receive	0.805%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	884,843	50,678	52,615
Morgan Stanley	Publicis Groupe	Receive	0.176%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	792,713	11,993	(126,692)
Morgan Stanley	Randgold Resources Ltd.	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	27,429	380	3,327
Morgan Stanley	RELX PLC	Receive	0.805%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	481,273	28,938	11,825
Morgan Stanley	Remy Cointreau	Receive	0.179%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	29,984	300	(940)
Morgan Stanley	Renault S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	850,893	10,351	(74,454)
Morgan Stanley	Rexel S.A.	Receive	0.176%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	1,052,993	68,308	(207,896)
Morgan Stanley	Rio Tinto PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	1,145,400	35,359	262,981
Morgan Stanley	Rolls-Royce Holdings PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	191,446	22,019	12,177
Morgan Stanley	Royal Bank Of Scotland Group	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	269,760	103,407	(12,709)
Morgan Stanley	Royal Dutch Shell PLC - A Shares	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	3,172,633	150,286	91,894
Morgan Stanley	Royal Dutch Shell PLC - B Shares	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	2,742,348	126,898	49,622
Morgan Stanley	Royal Mail PLC	Receive	0.805%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,131,732	259,603	(94,299)
Morgan Stanley	Safran S.A.	Receive	0.176%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	919,347	11,677	49,038
Morgan Stanley	Sanofi	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	2,488,958	28,641	(179,885)
Morgan Stanley	Schneider Electric SE	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,657,592	24,420	(5,028)
Morgan Stanley	Schroders PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	382,376	12,100	36,739
Morgan Stanley	Scor SE	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	775,100	22,109	3,322
Morgan Stanley	Sky PLC	Receive	0.802%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	64,726	6,776	64
Morgan Stanley	Smith & Nephew PLC	Receive	0.802%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	77,607	5,578	406
Morgan Stanley	Smiths Group PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	199,749	12,597	(7,167)
Morgan Stanley	Societe BIC S.A.	Receive	0.179%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	183,709	1,829	1,089
Morgan Stanley	Societe Generale S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	260,424	5,361	(5,437)
Morgan Stanley	Sodexo S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	723,968	6,032	(158,320)
Morgan Stanley	SSE PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	189,697	12,801	(2,264)
Morgan Stanley	St. James’s Place PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	189,094	16,071	(2,215)
Morgan Stanley	Standard Chartered PLC	Receive	0.802%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	90,173	11,593	(1,178)
Morgan Stanley	Stmicroelectronics N.V.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	122,348	8,352	(661)
Morgan Stanley	Suez	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,026,336	63,582	(16,048)
Morgan Stanley	Taylor Wimpey PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	757,403	378,951	39,941
Morgan Stanley	Tesco PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	276,121	148,783	(9,761)
Morgan Stanley	Thales S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	1,224,227	12,599	(53,854)
Morgan Stanley	The Berkeley Group Holdings	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	321,188	9,143	29,390
Morgan Stanley	Total S.A.	Receive	0.179%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	2,011,993	46,452	7,014
Morgan Stanley	Travis Perkins PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	401,838	24,804	(37,834)
Morgan Stanley	TUI AG	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	154,003	12,775	16,572
Morgan Stanley	Unilever PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	808,462	18,352	29,951
Morgan Stanley	Valeo S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	581,455	9,081	(79,713)
Morgan Stanley	Veolia Environnement	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	305,666	15,450	(1,535)
Morgan Stanley	Vinci S.A.	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	371,342	4,814	1,016
Morgan Stanley	Vodafone Group PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	54,147	23,541	46
Morgan Stanley	Wendel	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	387,015	2,857	(7,170)
Morgan Stanley	William Hill PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	541,039	186,921	(102,613)
Morgan Stanley	Wm Morrison Supermarkets PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	668,662	271,000	(2,318)
Morgan Stanley	WPP PLC	Receive	0.805%	1-Month GBP LIBOR + 0.550%	6/01/2020	Term	379,829	22,041	(77,659)
Morgan Stanley	Zodiac Aerospace	Receive	0.176%	1-Month EUR LIBOR + 0.550%	6/01/2020	Term	264,032	11,267	11,540

							$77,087,762		$(558,768)

(a)	Foreign issue total return swap.

The accompanying footnotes are an integral part of the Schedule of Investments.

ELEMENTS INTERNATIONAL SMALL CAP PORTFOLIO

Schedule of Investments as of August 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 71.2%
Australia - 4.0%
Adelaide Brighton Ltd.	2,966	$13,558
ALS Ltd.	2,515	15,934
Altium Ltd.	3,549	28,128
Ansell Ltd.	4,199	72,835
ARB Corp. Ltd.	4,164	56,207
Australian Pharmaceutical Industries Ltd.	177,751	207,009
Automotive Holdings Group Ltd.	90,781	230,933
Bapcor Ltd.	1,614	7,159
Bega Cheese Ltd.	16,858	92,335
Breville Group Ltd.	21,718	190,948
Cabcharge Australia Ltd.	58,117	96,558
Charter Hall Long Wale Real Estate Investment Trust	11,716	37,813
Cleanaway Waste Management Ltd.	11,831	13,496
Costa Group Holdings Ltd.	26,796	112,898
CSR Ltd.	82,064	263,557
Downer EDI Ltd.	81,507	461,333
DuluxGroup Ltd.	11,882	62,719
FlexiGroup Ltd.	56,330	75,901
GDI Property Group	471	412
Greencross Ltd.	12,057	54,633
GUD Holdings Ltd.	7,461	69,157
GWA Group Ltd.	62,090	144,127
Hansen Technologies Ltd.	9,253	23,538
IDP Education Ltd.	6,652	28,555
Infigen Energy Ltd. (a)	18,068	10,916
Inghams Group Ltd.	15,009	44,027
InvoCare Ltd.	2,249	26,996
JB Hi-Fi Ltd.	2,172	39,937
Magellan Financial Group Ltd.	1,791	35,210
Metcash Ltd.	166,927	360,940
Michael Hill International Ltd.	20,083	19,637
Mineral Resources Ltd.	21,059	248,267
Monadelphous Group Ltd.	24,198	293,352
Myer Holdings Ltd.	282,125	163,721
Myob Group Ltd.	12,819	36,584
Nanosonics Ltd. (a)	10,625	22,045
Nufarm Ltd.	19,745	139,854
Orora Ltd.	23,329	57,491
OZ Minerals Ltd.	22,528	145,239
Pact Group Holdings Ltd.	7,244	29,657
Perpetual Ltd.	1,518	66,298
Platinum Asset Management Ltd.	22,866	108,337
Primary Health Care Ltd.	17,106	46,507
Programmed Maintenance Services Ltd.	153,479	367,245
RCG Corp. Ltd.	125,886	89,065
Regis Resources Ltd.	26,745	88,233
Sandfire Resources NL	22,213	104,537
Seven West Media Ltd.	43,243	23,891
Sigma Healthcare Ltd.	354,946	241,251
Sims Metal Management Ltd.	1,231	14,581
Sirtex Medical Ltd.	3,449	41,127
Southern Cross Media Group, Ltd.	93,111	95,854
Spark Infrastructure Group	42,085	90,330
St. Barbara Ltd. (a)	79,691	178,648
Super Retail Group Ltd.	42,989	276,810
Virtus Health Ltd.	3,023	13,938
Vita Group Ltd.	142,917	170,418
Whitehaven Coal Ltd. (a)	71,113	197,860
WiseTech Global Ltd.	6,807	43,236
WPP Aunz Ltd.	13,977	12,667

		6,304,449

Austria - 1.4%
DO & CO AG	527	27,852
EVN AG	4,844	74,965
FACC AG (a)	1,985	24,079
Kapsch TrafficCom. AG	698	36,794
Lenzing AG	2,594	409,163
Oesterreichische Post AG	6,139	275,079
Porr AG	3,577	101,985
RHI AG	4,818	176,197
S&T AG	5,105	103,283
Telekom Austria AG	9,407	90,529
UNIQA Insurance Group AG	37,938	385,016
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,223	65,630
Wienerberger AG	10,241	221,030
Zumtobel Group AG	9,409	169,974

		2,161,576

Belgium - 1.5%
Ackermans & Van Haaren N.V.	2,090	351,311
AGFA-Gevaert N.V. (a)	32,166	142,293
Barco N.V.	1,834	178,680
Bekaert, S.A.	1,202	57,294
Bpost, S.A.	9,801	273,605
Cie d’Entreprises Cfe, S.A.	1,099	154,380
D’ieteren, S.A.	7,583	348,629
Econocom Group SE	5,660	41,587
Euronav N.V.	8,153	62,437
EVS Broadcast Equipment, S.A.	2,246	78,635
Greenyard N.V.	6,837	167,340
Ion Beam Applications, S.A.	412	11,506
KBC Ancora	100	5,440
Kinepolis Group N.V.	445	25,796
Melexis N.V.	1,474	135,201
Orange Belgium, S.A.	6,190	148,814
Sioen Industries N.V.	756	24,916
Sofina, S.A.	1,029	149,630
Van de Velde N.V.	861	43,705

		2,401,199

Bermuda - 0.5%
Emperor International Holdings Ltd.	26,000	9,668
Esprit Holdings Ltd. (a)	172,900	100,085
G-Resources Group Ltd (a)	2,235,000	27,417
Johnson Electric Holdings Ltd.	51,500	189,528
Man Wah Holdings Ltd.	135,200	125,771
NewOcean Energy Holdings Ltd. (a)	260,000	69,105
Seadrill Ltd. (a)	44,443	7,963
VTech Holdings Ltd.	20,200	283,934

		813,471

Canada - 4.3%
Aecon Group, Inc.	5,500	75,271
Ag Growth International, Inc.	235	10,943
AGF Management Ltd.	12,759	79,389
Air Canada (a)	2,900	54,203
Aritzia, Inc. (a)	2,200	22,110
ATS Automation Tooling Systems, Inc. (a)	6,974	70,424
AutoCanada, Inc.	2,701	47,369
Badger Daylightling Ltd.	2,200	50,950
Bird Construction, Inc.	3,448	24,519
BRP, Inc.	7,324	243,400
Callidus Capital Corp.	1,150	10,084
Canaccord Genuity Group, Inc.	11,077	41,691
Canadian Western Bank	1,386	32,187
Canfor Corp. (a)	21,165	370,674
Canfor Pulp Products, Inc.	6,100	64,139
Cascades, Inc.	10,162	118,811
Celestica, Inc. (a)	23,871	273,931
Centerra Gold, Inc.	1,400	8,408
Cogeco Communications, Inc.	1,800	134,703
Cogeco, Inc.	700	46,252
Colliers International Group, Inc.	900	46,804
Corby Spirit and Wine Ltd.	1,400	24,272
Corus Entertainment, Inc. - B Shares	1,318	14,544
CRH Medical Corp. (a)	6,400	15,837
Descartes Systems Group, Inc. (a)	2,600	72,998
Dorel Industries, Inc. - Class B	5,275	120,728
Dundee Corp. - Class A (a)	7,000	16,032
Enerflex Ltd.	1,000	12,532
Enghouse Systems Ltd.	551	22,587
Equitable Group, Inc.	1,000	43,724
Exco Technologies Ltd.	10,411	82,037
FirstService Corp.	1,000	69,662
Genworth MI Canada, Inc.	2,685	77,341
Gluskin Sheff + Associates, Inc.	5,113	69,443
Great Canadian Gaming Corp. (a)	3,300	89,612
High Liner Foods, Inc.	5,100	57,872
Home Capital Group, Inc.	1,789	19,398
Hudbay Minerals, Inc.	14,420	125,753
Interfor Corp. (a)	12,349	173,554
Just Energy Group, Inc.	42,529	245,553
Kinaxis, Inc. (a)	369	21,654
Labrodor Iron Ore Royalty Corp.	2,000	32,048
Laurentian Bank of Canada	1,836	82,585

Lucara Diamond Corp.	26,400	59,195
Lundin Mining Corp.	10,100	76,351
Magellan Aerospace Corp.	4,000	59,259
Maple Leaf Foods, Inc.	12,319	338,372
Martinrea International, Inc.	12,600	109,982
Morneau Shepell, Inc.	900	14,768
New Flyer Industries, Inc.	6,591	270,977
Norbord, Inc.	3,464	119,281
Paramount Resources Ltd. (a)	1,700	29,147
Parkland Fuel Corp.	2,107	45,590
Premium Brands Holdings Corp.	1,000	78,967
Pretium Resources, Inc. (a)	2,973	24,665
Quebecor, Inc. - Class B	1,500	57,405
Rogers Sugar, Inc.	2,900	15,002
Russel Metals, Inc.	6,899	143,753
Sandvine Corp.	50,400	176,375
Sierra Wireless, Inc. (a)	1,900	42,101
Silvercorp Metals, Inc.	11,700	36,541
Spin Master Corp. (a)(b) (Cost: $187,692; Original Acquisition Date: 05/05/2017)	6,514	239,016
Sprott, Inc.	29,719	50,216
Stantec, Inc.	2,900	80,584
Stella-Jones, Inc.	400	15,238
Superior Plus Corp.	10,491	99,470
TFI International, Inc.	2,392	58,500
The North West Co., Inc.	6,542	164,814
The Stars Group, Inc. (a)	1,500	24,673
TMX Group RG	1,000	53,141
Toromont Industries Ltd.	3,852	165,833
TransAlta Corp.	3,400	20,883
Transcontinental, Inc. - Class A	10,274	199,927
Uni-Select, Inc.	6,624	145,662
Wajax Corp.	4,700	72,829
Western Forest Products, Inc.	87,774	186,267
Winpak Ltd.	2,713	115,537
WSP Global, Inc.	2,021	83,785

		6,790,134

Cayman Islands - 0.2%
Goodbaby International Holdings Ltd.	293,000	156,127
Hutchison Telecommunications Hong Kong Holdings Ltd.	352,000	128,642
SITC International Holdings Co., Ltd.	21,000	19,562

		304,331

Denmark - 1.7%
Alm. Brand A/S	6,951	67,871
Bang & Olufsen A/S (a)	7,642	152,905
Bavarian Nordic A/S (a)	300	20,817
Dampskibsselskabet Norden A/S (a)	2,732	58,118
DFDS A/S	5,806	334,753
FLSmidth & Co. A/S	3,622	228,080
GN Store Nord A/S	5,488	182,015
IC Group A/S	440	9,649
Matas A/S	8,337	121,438
NKT A/S (a)	1,260	100,782
NNIT A/S (b) (Cost: $5,876; Original Acquisition Date: 05/22/2017)	189	5,839
Per Aarsleff Holding A/S	2,233	63,265
Rockwool International A/S - B Shares	730	183,571
Royal Unibrew A/S	2,502	137,208
Scandinavian Tobacco Group A/S (b) (Cost: $191,243; Original Acquisition Date: 05/22/2017)	11,083	196,031
Schouw & Co. AB	895	93,836
SimCorp A/S	1,191	70,537
Solar A/S - B Shares	2,647	150,837
Sydbank A/S	7,108	277,273
Topdanmark A/S (a)	4,153	162,202

		2,617,027

Finland - 1.4%
Amer Sports OYJ	2,916	77,099
Atria OYJ	2,673	35,925
Cargotec OYJ - B Shares	2,954	177,939
Caverion OYJ (a)	8,492	76,224
Cramo OYJ	844	23,611
DNA OYJ	1,183	21,392
Ferratum OYJ	96	2,626
Finnair OYJ	4,898	55,684
F-Secure OYJ	8,102	40,316
Kesko OYJ - B Shares	6,305	339,786
Konecranes OYJ	3,060	135,038
Lehto Group OYJ	4,718	75,262
Metsa Board OYJ	3,400	22,342
Oriola OYJ - Class B	13,891	58,705
Outokumpu OYJ	5,300	54,765
Ponsse OYJ	260	7,283
Ramirent OYJ	2,444	25,283
Sanoma OYJ	11,609	109,039
Stockmann OYJ (a)	863	6,472
Tieto OYJ	5,767	182,411
Tokmanni Group Corp.	21,380	205,905
Uponor OYJ	1,168	19,077
Valmet OYJ	17,442	330,767
YIT OYJ	14,172	125,014

		2,207,965

Germany - 6.4%
ADVA Optical Networking SE (a)	17,109	96,806
Amadeus Fire AG	86	7,525
AURELIUS Equity Opportunities SE & Co. KGaA	1,966	116,623
Aurubis AG	6,654	594,648
BayWa AG	2,804	105,231
Bechtle AG	2,953	203,717
bet-at-home.com AG	610	73,343
Biotest AG	45	1,495
Borussia Dortmund GmbH & Co. KGaA	7,447	65,310
CANCOM SE	1,230	84,356
Carl Zeiss Meditec AG	3,713	185,204
CENTROTEC Sustainable AG	3,866	81,460
CEWE Stiftung & Co. KGaA	1,527	131,064
Comdirect Bank AG	193	2,470
Deutsche Beteiligungs AG	431	21,244
Deutsche Pfandbriefbank AG (b) (Cost: $184,191; Original Acquisition Date: 05/09/2017)	13,843	195,116
Deutz AG	31,573	240,175
Diebold Nixdorf AG	3,060	254,630
DMG Mori AG	5,622	335,438
Draegerwerk AG & Co. KGaA	870	67,941
Drillisch AG	606	41,763
Duerr AG	1,783	207,672
Elmos Semiconductor AG	692	17,193
Freenet AG	9,425	314,832
Gerry Weber International AG	5,280	67,224
Gesco AG	2,008	64,661
Grammer AG	2,445	129,073
H&R GmbH & Co. KGaA (a)	5,855	84,094
Hamburger Hafen und Logistik AG	7,000	222,911
Heidelberger Druckmaschinen AG (a)	50,566	189,799
Hornbach Baumarkt AG	1,543	59,588
Hypoport AG	191	28,308
Indus Holding AG	2,255	170,087
Isra Vision AG	410	71,260
Jenoptik AG	3,943	115,541
Kloeckner & Co. SE	7,632	84,877
Koenig & Bauer AG	323	24,390
Krones AG	2,916	360,673
LEONI AG	1,102	66,105
Manz AG (a)	514	23,007
Metro AG	38,800	425,035
MLP AG	19,725	139,551
MTU Aero Engines AG	608	85,118
Nemetschek SE	157	11,956
Nordex SE (a)	8,302	115,336
OHB SE	2,716	107,247
Pfeiffer Vacuum Technology AG	862	141,098
Rational AG	194	125,982
Rheinmetall AG	6,001	613,373
Rhoen Klinikum AG	299	9,934
RIB Software SE	1,080	20,777
Salzgitter AG	10,344	464,853
SLM Solutions Group AG (a)	578	22,019
SMA Solar Technology AG	4,416	195,508
Software AG	4,553	200,056
STADA Arzneimittel AG	2,361	220,861
Suedzucker AG	19,913	423,378
Surteco SE	952	28,049
Takkt AG	9,627	226,458
Uniper SE	11,731	292,081
VERBIO Vereinigte BioEnergie AG	15,987	208,207
Vossloh AG (a)	580	39,045
VTG AG	2,009	105,566
Wacker Chemie AG	2,998	384,199
Wacker Neuson SE	3,418	97,411
XING AG	82	25,185
Zooplus AG (a)	599	104,823

		10,039,960

Hong Kong - 1.6%
Cafe de Coral Holdings Ltd.	28,000	89,091
Chong Hing Bank Ltd.	2,000	4,038
Chow Sang Sang Holdings International Ltd.	86,000	196,270
CITIC Telecom International Holdings Ltd.	16,000	4,764
Dah Sing Banking Group Ltd.	4,000	8,996
Dingyi Group Investment Ltd. (a)	150,000	18,784
Fairwood Holdings Ltd.	17,500	73,012
Giordano International Ltd.	442,000	262,068
Global Brands Group Holding Ltd. (a)	366,000	32,738
Good Resources Holdings Ltd. (a)	220,000	11,807
Hopewell Holdings Ltd.	56,000	220,043
Liu Chong Hing Investment Ltd.	100,000	163,307
Luk Fook Holdings International Ltd.	95,000	325,943
Melco International Development Ltd.	37,000	86,806
Pacific Textiles Holdings Ltd.	142,000	144,436
Sa Sa International Holdings Ltd.	390,000	142,530
SmarTone Telecommunications Holdings Ltd.	120,000	146,593
Sun Hung Kai & Co., Ltd.	260,000	173,095
Texwinca Holdings Ltd.	372,000	213,909
The United Laboratories International Holdings Ltd. (a)	128,000	99,610
VST Holdings Ltd.	128,000	38,437
Xinyi Glass Holdings Ltd.	86,000	85,717

		2,541,994

Ireland (c) - 0.0%
Origin Enterprises PLC	1,906	14,567

Israel - 0.7%
Caesarstone Ltd. (a)	2,591	75,074
Delek Automotives	395	2,982
Delta-Galil Industries Ltd.	586	18,460
Electra Ltd.	88	19,250
First International Bank Of Israel Ltd.	3,492	63,818
Formula Systems 1985 Ltd.	71	2,768
Harel Insurance Investments & Financial Services Ltd.	3,322	20,447
IDI Insurance Co., Ltd.	178	11,269
Israel Corp. Ltd. (a)	177	33,800
Israel Discount Bank Ltd. - Class A (a)	39,090	97,485
Ituran Location and Control Ltd.	1,876	62,658
Matrix IT Ltd.	2,432	24,666
Naphtha Israel Petroleum Corp. Ltd. (a)	1,580	10,668
Oil Refineries Ltd.	84,191	39,136
Orbotech Ltd. (a)	2,832	112,544
Partner Communications Co., Ltd. (a)	15,685	78,644
Paz Oil Co., Ltd.	486	77,321
Radware Ltd. (a)	2,024	35,643
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	471	22,867
Shikun & Binui Ltd.	3,277	7,555
Shufersal Ltd.	11,518	62,507
SodaStream International Ltd. (a)	3,032	182,617
Strauss Group Ltd.	2,032	37,550
Tower Semiconductor Ltd.	2,158	63,825

		1,163,554

Italy - 3.0%
A2A S.p.A.	57,774	97,044
ACEA S.p.A.	2,344	33,848
Ascopiave S.p.A.	26,614	112,283
ASTM S.p.A.	4,731	119,230
Autogrill S.p.A.	21,977	290,403
Azimut Holding S.p.A.	400	8,428
Banca Generali S.p.A.	800	26,409
Banco BPM S.p.A.	21,500	81,596
Biesse S.p.A.	4,769	193,424
Brembo S.p.A.	3,277	51,104
Brunello Cucinelli S.p.A.	944	28,319
Buzzi Unicem S.p.A	630	8,527
Cementir Holding S.p.A.	2,127	15,344
CIR-Compagnie Industriali Riunite S.p.A.	105,049	153,818
Credito Valtelline S.p.A.	10,199	47,133
Danieli & C Officine Meccaniche S.p.A.	5,030	130,537
Danieli & C Officine Meccaniche S.p.A. - Risparmio	1,164	21,755
Davide Campari-Milano S.p.A.	6,452	46,699
De’ Longhi S.p.A.	3,450	103,826
DeA Capital S.p.A.	8,452	12,587
DiaSorin S.p.A.	2,602	224,262
Ei Towers S.p.A.	789	46,869
El.En. S.p.A.	1,031	30,978
Enav S.p.A. (b) (Cost: $118,947; Original Acquisition Date: 05/08/2017)	28,239	124,988
ERG S.p.A.	3,065	48,090
Esprinet S.p.A.	5,449	40,348
Fincantieri S.p.A. (a)	9,060	10,343
FinecoBank Banca Fineco S.p.A.	5,712	49,061
GEDI Gruppo Editoriale S.p.A. (a)	7,287	6,233
Hera S.p.A.	36,124	115,594
Industria Macchine Automatiche S.p.A.	931	90,105
Interpump Group S.p.A.	100	2,909
Iren S.p.A.	50,616	138,709
Italimobiliare S.p.A.	933	26,212
Juventus Football Club S.p.A. (a)	57,635	52,831
La Doria S.p.A.	3,472	43,606
Maire Tecnimont S.p.A.	38,444	233,176
MARR S.p.A.	4,098	102,740
Mediaset S.p.A. (a)	58,611	216,576
Moncler S.p.A.	502	14,265
OVS S.p.A. (b) (Cost: $178,097; Original Acquisition Date: 05/08/2017)	24,858	185,543
Piaggio & C. S.p.A.	22,752	68,904
Rai Way S.p.A. (b) (Cost: $24,429; Original Acquisition Date: 05/30/2017)	4,816	26,373
Recordati S.p.A.	5	214
Reply S.p.A.	172	39,395
Safilo Group S.p.A. (a)	19,971	129,690
Salini Impregilo S.p.A.	37,788	132,705
Salvatore Ferragamo S.p.A.	12,818	368,356
Saras S.p.A.	107,606	265,166
Societa Iniziative Autostradali e Servizi S.p.A.	5,860	87,549
Sogefi S.p.A. (a)	36,145	187,950
Technogym S.p.A. (b) (Cost: $155,692; Original Acquisition Date: 05/08/2017)	18,036	157,274
Zignago Vetro S.p.A.	1,294	11,761

		4,861,089

Japan - 29.8%
Achilles Corp.	3,700	73,674
Adastria Co., Ltd.	4,500	99,345
ADEKA Corp.	4,400	74,884
Advantest Corp.	2,000	33,347
Adways, Inc.	15,400	75,365
Aeon Delight Co., Ltd.	4,200	149,379
Aeon Fantasy Co., Ltd.	100	3,352
Ai Holdings Corp.	400	10,144
Aica Kogyo Co., Ltd.	4,100	135,194
Aichi Bank	400	22,559
AICHI Corp.	2,900	19,784
Aida Engineering Ltd.	3,500	37,408
Ain Holdings, Inc.	900	66,230
Aisan Industry Co., Ltd.	6,000	53,704
Akebono Brake Industry Co., Ltd. (a)	2,800	8,914
Alpen Co., Ltd.	6,100	121,795
Alpine Electronics, Inc.	9,300	171,729
Amano Corp.	4,800	112,343
Amuse, Inc.	2,500	64,879
Anest Iwata Corp.	2,500	23,650
Anicom Holdings, Inc.	1,700	44,520
Anritsu Corp.	13,900	110,634
AOKI Holdings, Inc.	7,400	98,546
Aoyama Trading Co., Ltd.	1,000	36,658
Arcland Sakamoto Co., Ltd.	7,700	109,335
Arcland Service Holdings Co., Ltd.	2,800	52,187
Arcs Co., Ltd.	7,100	159,134
Ariake Japan Co., Ltd.	500	36,749
AS ONE Corp.	1,200	65,821
Asahi Co., Ltd.	5,500	61,586
Asahi Diamond Industrial Co., Ltd.	9,900	86,901
Asahi Holdings, Inc.	2,700	56,537
Asatsu-DK, Inc.	3,800	102,592
ASKA Pharmaceutical Co., Ltd.	2,300	35,797
ASKUL Corp.	3,200	96,493
ATEAM, Inc.	300	7,856
Atom Corp.	10,800	80,753
Autobacs Seven Co., Ltd.	6,100	100,654
Avex Group Holdings, Inc.	5,500	75,395
Axial Retailing, Inc.	2,600	106,308
Azbil Corp.	5,900	245,800
Bando Chemical Industries Ltd.	5,700	56,308
Bank of Iwate Ltd.	200	7,832
Bank of Saga Ltd.	4,000	9,642
Belc Co., Ltd.	1,800	87,106
Belluna Co., Ltd.	3,800	38,990
Benefit One, Inc.	400	16,919
Bic Camera, Inc.	12,400	147,873
BML, Inc.	4,700	100,639
Broadleaf Co., Ltd.	5,800	43,156

Bunka Shutter Co., Ltd.	4,200	31,901
Canon Electronics, Inc.	4,200	84,202
Canon Marketing Japan, Inc.	10,200	234,089
Capcom Co., Ltd.	1,000	24,842
Cawachi Ltd.	3,300	80,147
Chiyoda Co., Ltd.	3,900	98,941
Chiyoda Corp.	14,000	72,843
Chiyoda Integre Co., Ltd.	1,700	35,690
Chofu Seisakusho Co., Ltd.	100	2,446
Chori Co., Ltd.	6,100	112,417
Chudenko Corp.	2,300	62,764
Chugoku Marine Paints Ltd.	8,300	69,006
CI Takiron Corp.	7,000	41,197
Ci:z Holdings Co., Ltd.	2,300	90,381
Citizen Watch Co., Ltd.	16,700	118,336
CKD Corp.	3,900	66,055
Clarion Co., Ltd.	16,000	62,291
Cleanup Corp.	10,400	83,533
CMIC Holdings Co., Ltd.	600	8,519
Coco Kara Fine, Inc.	2,600	143,794
Colopl, Inc.	3,900	48,105
Colowide Co., Ltd.	2,600	47,726
COMSYS Holdings Corp.	4,400	94,616
Conexio Corp.	7,000	119,389
COOKPAD, Inc.	1,600	11,192
Corona Corp.	7,000	74,944
Cosel Co., Ltd.	3,500	46,705
Cosmos Pharmaceutical Corp.	500	113,385
Create Restaurants Holdings, Inc.	5,900	60,108
Create SD Holdings Co., Ltd.	5,000	129,895
Crooz, Inc.	3,100	65,984
CyberAgent, Inc.	2,900	94,833
D.A.Consortium Holdings, Inc.	3,000	45,818
Daido Steel Co., Ltd.	12,000	71,388
Daifuku Co., Ltd.	2,300	100,109
Daihen Corp.	4,000	34,748
Daiho Corp.	9,000	41,015
Daiichi Jitsugyo Co., Ltd.	15,000	83,095
DAIICHIKOSHO Co., Ltd.	1,100	53,331
Daiken Corp.	3,300	75,825
Daikokutenbussan Co., Ltd.	1,600	77,573
Daikyo, Inc.	16,000	31,291
Daikyonishikawa Corp.	3,500	54,600
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,000	49,075
Daio Paper Corp.	5,800	71,118
Daiseki Co., Ltd.	1,700	40,592
Daisyo Corp.	4,600	71,635
Daiwa Industries Ltd.	1,000	10,815
Daiwabo Holdings Co., Ltd.	32,000	128,658
DCM Holdings Co., Ltd.	13,800	124,273
Denka Co., Ltd.	7,000	44,508
Denki Kogyo Co., Ltd.	6,000	31,164
Denyo Co., Ltd.	3,700	63,644
Descente Ltd.	7,600	97,407
Dexerials Corp.	1,300	17,903
DIC Corp.	6,000	212,034
DMG Mori Co., Ltd.	1,400	22,859
Doshisha Co., Ltd.	3,600	74,171
Doutor Nichires Holdings Co., Ltd.	7,200	156,398
Dowa Holdings Co., Ltd.	8,000	60,399
DTS Corp.	4,000	112,612
Dunlop Sports Co., Ltd.	2,400	30,957
Duskin Co., Ltd.	5,800	167,508
DyDo Group Holdings, Inc.	1,800	91,036
Eagle Industry Co., Ltd.	4,100	72,949
Earth Chemical Co., Ltd.	1,500	71,906
Ebara Corp.	3,300	102,210
EDION Corp.	17,800	171,143
Eiken Chemical Co., Ltd.	1,400	46,864
Eizo Corp.	1,400	58,453
Elecom Co., Ltd.	1,700	35,597
Elematec Corp.	2,400	44,164
En-Japan, Inc.	1,900	66,539
Enplas Corp.	1,300	56,170
EPS Holdings, Inc.	2,300	45,086
Exedy Corp.	3,800	113,895
Ezaki Glico Co., Ltd.	1,800	95,620
F@N Communications, Inc.	5,400	56,635
Fancl Corp.	3,100	72,949
FCC Co., Ltd.	3,700	80,102
FIELDS Corp.	2,100	21,605
Foster Electric Co., Ltd.	700	14,721
FP Corp.	300	15,527
France Bed Holdings Co., Ltd.	6,900	64,020
Fudo Tetra Corp.	38,700	64,773
Fuji Co., Ltd.	4,100	101,927
Fuji Machine Manufacturing Co., Ltd.	5,400	95,194
Fuji Oil Holdings, Inc.	5,900	165,834
Fuji Pharma Co Ltd	1,700	58,762
Fuji Seal International, Inc.	1,500	45,436
Fuji Soft, Inc.	2,500	74,817
Fujibo Holdings, Inc.	1,800	55,014
Fujicco Co., Ltd.	1,400	34,588
Fujikura Ltd.	6,600	53,672
Fujimi, Inc.	1,900	41,082
Fujimori Kogyo Co., Ltd.	1,700	60,231
Fujitec Co., Ltd.	11,300	163,227
Fujitsu General Ltd.	4,900	102,515
Fujiya Co., Ltd.	3,000	66,312
Fukuda Corp.	800	43,880
Fukuda Denshi Co., Ltd.	1,300	98,740
Fukui Computer Holdings, Inc.	1,000	33,429
Fukushima Industries Corp.	1,800	67,131
Funai Soken Holdings, Inc.	1,500	47,892
Furukawa Electric Co., Ltd.	1,800	97,585
Fuso Chemical Co., Ltd.	1,600	49,848
Futaba Corp.	3,000	55,506
Futaba Industrial Co., Ltd.	4,600	45,734
Future Corp.	5,800	49,698
Gecoss Corp.	3,600	39,787
Geo Holdings Corp.	11,300	160,041
GLORY Ltd.	2,300	78,246
Goldwin, Inc.	500	35,794
Gree, Inc.	7,200	52,526
GS Yuasa Corp.	12,000	59,599
G-Tekt Corp.	3,900	75,173
Gunze Ltd.	16,000	71,460
Gurunavi, Inc.	1,800	26,836
H2O Retailing Corp.	7,000	126,329
Halows Co., Ltd.	2,600	56,453
Hanwa Co., Ltd.	7,000	47,055
Harmonic Drive Systems, Inc.	100	4,394
Haseko Corp.	9,400	116,458
Hazama Ando Corp.	11,700	82,481
Hearts United Group Co., Ltd.	700	9,812
Heiwa Corp.	400	7,976
Heiwado Co., Ltd.	5,800	135,431
Hibiya Engineering Ltd.	3,300	67,720
HIS Co., Ltd.	700	23,432
Hisaka Works Ltd.	6,100	54,100
Hitachi Kokusai Electric, Inc.	2,300	58,475
Hitachi Maxell Ltd.	1,300	31,065
Hitachi Transport System Ltd.	1,500	36,253
Hitachi Zosen Corp.	5,100	25,283
Hokuetsu Kishu Paper Co., Ltd.	3,000	19,948
Hokuhoku Financial Group, Inc.	3,800	58,382
Horiba Ltd.	300	18,393
Hosiden Corp.	6,400	107,292
House Foods Group, Inc.	6,300	191,691
Ibiden Co., Ltd.	2,600	43,067
Ichibanya Co., Ltd.	1,300	53,213
Ichiyoshi Securities Co., Ltd.	6,100	57,374
Icom, Inc.	3,900	89,895
Idec Corp.	1,400	24,629
IDOM, Inc.	6,500	42,393
Inaba Denki Sangyo Co., Ltd.	2,700	110,274
Inabata & Co., Ltd.	6,700	96,171
Infocom Corp.	2,600	65,299
Infomart Corp.	400	2,922
Information Services International-Dentsu Ltd.	3,200	71,140
Investors Cloud Co., Ltd.	500	26,379
Iriso Electronics Co., Ltd.	200	9,842
Ishihara Sangyo Kaisha Ltd. (a)	2,400	32,397
Ito En Ltd.	5,200	191,568
Itochu Enex Co., Ltd.	8,600	86,051
Itochu Techno-Solutions Corp.	4,900	182,299
Itochu-Shokuhin Co., Ltd.	1,700	75,231
Itoham Yonekyu Holdings, Inc.	12,600	113,238

Itoki Corp.	8,200	63,849
Iwatani Corp.	9,000	54,605
Iyo Bank Ltd.	8,400	63,648
Izumi Co., Ltd.	3,000	157,184
JAC Recruitment Co., Ltd.	1,900	28,379
Jafco Co., Ltd.	800	36,676
Jamco Corp.	200	4,392
Japan Cash Machine Co., Ltd.	4,600	48,747
Japan Lifeline Co., Ltd.	400	20,412
Japan Material Co., Ltd.	300	7,360
Japan Pulp & Paper Co., Ltd.	11,000	46,227
Jeol Ltd.	2,000	9,442
Jimoto Holdings, Inc.	6,600	11,767
JINS, Inc.	1,100	64,538
J-Oil Mills, Inc.	1,100	39,924
Joshin Denki Co., Ltd.	9,000	139,992
Joyful Honda Co., Ltd.	900	25,133
JSP Corp.	2,900	87,315
Justsystems Corp.	2,100	46,934
JVC Kenwood Corp.	15,600	41,435
K&O Energy Group, Inc.	3,500	56,574
Kadokawa Dwango Corp.	3,800	44,383
Kaga Electronics Co., Ltd.	5,200	138,827
Kagome Co., Ltd.	2,200	69,441
Kaken Pharmaceutical Co., Ltd.	600	31,710
Kameda Seika Co., Ltd.	600	27,343
Kamei Corp.	6,700	99,341
Kanamoto Co., Ltd.	2,400	85,578
Kandenko Co., Ltd.	9,000	96,439
Kanematsu Corp.	46,000	108,373
Kanematsu Electronics Ltd.	3,300	92,905
Kansai Super Market Ltd.	6,100	79,014
Kanto Denka Kogyo Co., Ltd.	600	5,829
Kappa Create Co., Ltd. (a)	5,400	62,481
Kasai Kogyo Co., Ltd.	4,800	68,724
Katakura Industries Co., Ltd.	1,200	13,743
Kato Sangyo Co., Ltd.	5,400	159,149
KATO WORKS Co., Ltd.	300	9,537
Kawasaki Kisen Kaisha Ltd. (a)	59,000	159,931
Keihin Corp.	8,700	143,318
Keiyo Co., Ltd.	3,600	24,593
Kenko Mayonnaise Co., Ltd.	2,400	62,240
Kewpie Corp.	300	7,191
Key Coffee, Inc.	2,900	58,562
Kinden Corp.	12,500	204,212
Kintetsu Department Store Co., Ltd. (a)	1,300	43,694
Kintetsu World Express, Inc.	5,100	82,669
Kisoji Co., Ltd.	3,000	75,808
Kissei Pharmaceutical Co., Ltd.	2,700	68,449
Kitz Corp.	8,600	69,154
KNT-CT Holdings Co., Ltd. (a)	31,000	62,601
Koa Corp.	2,200	41,004
Koatsu Gas Kogyo Co., Ltd.	6,300	47,393
Kobayashi Pharmaceutical Co., Ltd.	1,800	111,830
Kobe Bussan Co., Ltd.	800	41,188
Kohnan Shoji Co., Ltd.	3,700	69,332
Kokuyo Co., Ltd.	7,200	114,482
Komeri Co., Ltd.	3,200	93,000
Komori Corp.	3,700	45,672
Konishi Co., Ltd.	5,200	90,581
Konoike Transport Co., Ltd.	3,200	45,409
Koshidaka Holdings Co., Ltd.	1,500	44,413
Kotobuki Spirits Co., Ltd.	900	29,963
K’s Holdings Corp.	9,400	210,172
Kumagai Gumi Co., Ltd.	22,000	68,841
Kura Corp.	2,300	126,366
Kurabo Industries Ltd.	31,000	79,802
Kureha Corp.	700	35,976
Kuroda Electric Co., Ltd.	6,900	121,449
KYB Corp.	19,000	105,426
Kyodo Printing Co., Ltd.	11,000	37,022
Kyoei Steel Ltd.	700	10,716
Kyokuto Kaihatsu Kogyo Co., Ltd.	6,500	99,154
Kyokuto Securities Co., Ltd.	5,600	80,535
KYORIN Holdings, Inc.	3,400	71,442
Kyowa Exeo Corp.	5,000	94,147
Kyudenko Corp.	2,800	113,722
Laox Co., Ltd. (a)	3,200	14,350
Lasertec Corp.	700	12,671
Leopalace21 Corp.	8,800	64,518
LIFE Corp.	3,500	88,348
Lifull Co., Ltd.	3,700	30,560
Link And Motivation, Inc.	1,600	11,294
Lintec Corp.	3,400	90,988
M&A Capital Partners Co., Ltd. (a)	200	9,406
Macnica Fuji Electronics Holdings, Inc.	7,000	123,082
Maeda Kosen Co., Ltd.	5,100	77,102
Maeda Road Construction Co., Ltd.	5,000	100,514
Makino Milling Machine Co., Ltd.	2,000	15,737
Mandom Corp.	1,200	71,933
Mani, Inc.	1,200	27,813
Mars Engineering Corp.	1,900	39,751
Marudai Food Co., Ltd.	16,000	76,118
Maruha Nichiro Corp.	2,400	69,641
Marusan Securities Co., Ltd.	4,300	36,376
Maruwa Co., Ltd.	1,200	65,166
Maruzen Showa Unyu Co., Ltd.	6,000	27,234
Marvelous, Inc.	4,600	41,759
Matsuda Sangyo Co., Ltd.	5,900	87,694
Matsumotokiyoshi Holdings Co., Ltd.	3,200	217,729
Matsuya Co., Ltd.	5,400	47,057
Matsuya Foods Co., Ltd.	3,200	118,470
Max Co., Ltd.	5,000	65,584
MCJ Co., Ltd.	7,900	92,341
Megmilk Snow Brand Co., Ltd.	3,400	99,895
Meidensha Corp.	3,000	10,916
Meiko Network Japan Co., Ltd.	4,200	57,268
Meitec Corp.	2,200	101,660
Melco Holdings, Inc.	2,900	92,987
Menicon Co., Ltd.	1,500	56,897
Metawater Co., Ltd.	300	8,269
Micronics Japan Co., Ltd.	1,100	10,326
Mie Bank Ltd.	2,300	52,910
Milbon Co., Ltd.	700	42,343
Mimasu Semiconductor Industry Co., Ltd.	1,400	22,528
Ministop Co., Ltd.	5,400	110,422
Mirait Holdings Corp.	3,500	41,675
Miroku Jyoho Service Co., Ltd.	2,800	63,317
Misawa Homes Co., Ltd.	8,200	70,935
Mitsuba Corp.	700	10,162
Mitsubishi Nichiyu Forklift Co., Ltd.	9,300	62,347
Mitsubishi Paper Mills Ltd. (a)	700	4,661
Mitsubishi Pencil Co., Ltd.	1,600	42,018
Mitsubishi Research Institute, Inc.	1,700	48,556
Mitsubishi Shokuhin Co., Ltd.	5,100	153,091
Mitsubishi Steel Manufacturing Co., Ltd.	11,000	29,517
Mitsuboshi Belting Ltd.	4,000	46,209
Mitsui High-Tec, Inc.	4,300	75,529
Mitsui Home Co., Ltd.	7,000	44,954
Mitsui Mining & Smelting Co. Ltd.	1,000	5,312
Mitsui Sugar Co., Ltd.	2,000	67,949
Mitsui-Soko Holdings Co., Ltd.	6,000	17,301
Miura Co., Ltd.	1,300	29,326
Mizuno Corp.	16,000	98,385
Mochida Pharmaceutical Co., Ltd.	400	30,600
Modec, Inc.	2,200	48,809
Morinaga & Co., Ltd.	2,100	120,344
Morinaga Milk Industry Co., Ltd.	19,000	150,016
Morita Holdings Corp.	1,600	24,713
MOS Food Services, Inc.	1,400	44,699
MTI Ltd.	5,500	36,772
Musashi Seimitsu Industry Co. Ltd.	100	2,902
Nachi-Fujikoshi Corp.	1,000	5,303
Nagase & Co., Ltd.	12,700	212,446
Nagatanien Holdings Co., Ltd.	1,000	11,761
Nakanishi, Inc.	900	38,887
Nakayama Steel Works Ltd.	4,100	26,517
NEC Networks & System Integration Corp.	5,900	137,659
NET One Systems Co., Ltd.	13,800	140,843
Neturen Co., Ltd.	7,100	69,298
NHK Spring Co., Ltd.	13,800	137,956
Nichias Corp.	11,000	128,876
Nichicon Corp.	6,300	73,524
Nichiden Corp.	2,000	80,684
Nichiha Corp.	2,600	94,720
NichiiGakkan Co., Ltd.	5,300	57,129
Nichirei Corp.	5,300	140,147
Nifco, Inc.	600	34,439

Nihon Kohden Corp.	2,600	60,308
Nihon M&A Center, Inc.	100	4,630
NIHON NOHYAKU Co., Ltd.	2,400	13,732
Nihon Parkerizing Co., Ltd.	5,700	83,217
Nihon Trim Co., Ltd.	1,200	50,266
Nihon Unisys Ltd.	9,700	152,380
Nikkiso Co., Ltd.	800	7,306
Nippo Corp.	6,000	118,979
Nippon Beet Sugar Manufacturing Co., Ltd.	4,800	104,789
Nippon Ceramic Co., Ltd.	800	21,227
Nippon Chemi-Con Corp.	7,000	26,297
Nippon Denko Co., Ltd.	10,400	43,044
Nippon Densetsu Kogyo Co., Ltd.	2,800	57,205
Nippon Flour Mills Co., Ltd.	6,100	96,881
Nippon Gas Co., Ltd.	2,400	80,557
Nippon Kanzai Co., Ltd.	4,500	79,984
Nippon Kayaku Co., Ltd.	7,000	112,321
Nippon Koei Co., Ltd.	1,100	34,370
Nippon Light Metal Holdings Co., Ltd.	14,900	43,913
Nippon Seiki Co., Ltd.	3,000	60,991
Nippon Shinyaku Co., Ltd.	600	41,752
Nippon Shokubai Co., Ltd.	200	14,263
Nippon Signal Company Ltd.	5,500	58,334
Nippon Soda Co., Ltd.	15,000	86,096
Nippon Steel & Sumikin Bussan Corp.	1,200	64,729
Nippon Suisan Kaisha Ltd.	10,500	59,121
Nishimatsu Construction Co., Ltd.	13,000	71,661
Nishimatsuya Chain Co., Ltd.	9,200	96,490
Nishio Rent All Co., Ltd.	600	20,303
Nissan Shatai Co., Ltd.	6,900	78,016
Nisshinbo Holdings, Inc.	3,600	38,183
Nissin Corp.	17,000	83,349
Nissin Electric Co., Ltd.	3,700	41,061
Nissin Kogyo Co., Ltd.	6,600	114,248
Nitta Corp.	1,400	49,857
Nittetsu Mining Co., Ltd.	900	63,037
Nitto Boseki Co., Ltd.	23,000	121,972
Nitto Kogyo Corp.	5,500	99,009
Nitto Kohki Co., Ltd.	2,200	53,632
Noevir Holdings Co., Ltd.	1,800	107,573
NOF Corp.	5,000	70,860
Nohmi Bosai Ltd.	5,800	88,318
Nojima Corp.	6,900	131,993
Nomura Co., Ltd.	3,300	71,412
Noritake Co., Ltd.	1,000	44,526
Noritz Corp.	5,000	87,552
NS Solutions Corp.	5,200	111,677
NS United Kaiun Kaisha Ltd.	22,000	47,028
NSD Co., Ltd.	2,800	51,729
NTN Corp.	23,000	92,891
NuFlare Technology, Inc.	600	32,747
Obara Group, Inc.	300	16,619
Ohsho Food Service Corp.	1,500	59,558
Oiles Corp.	4,800	87,368
Okabe Co., Ltd.	7,200	65,821
OKAMOTO INDUSTRIES, Inc.	2,000	20,776
Okamura Corp.	9,400	95,509
Oki Electric Industry Co., Ltd.	7,800	107,136
Okuma Corp.	7,000	64,438
Okumura Corp.	9,000	67,376
Okuwa Co., Ltd.	9,000	97,503
Onward Holdings Co., Ltd.	14,000	102,770
Optex Group Co., Ltd.	1,100	42,325
Organo Corp.	10,000	48,756
Osaka Soda Co., Ltd.	11,000	53,031
Osaki Electric Co., Ltd.	10,000	78,592
OSG Corp.	100	2,107
OSJB Holdings Corp.	12,600	34,269
Oyo Corp.	5,200	75,870
Pacific Industrial Co., Ltd.	2,000	25,269
PAL Group Holdings Co., Ltd.	1,600	51,012
PALTAC Corp.	1,900	75,267
PanaHome Corp.	14,000	151,926
Paramount Bed Holdings Co., Ltd.	700	30,691
Parco Co., Ltd.	2,700	33,205
PC Depot Corp.	15,500	113,076
Penta-Ocean Construction Co., Ltd.	12,000	72,043
Pigeon Corp.	900	34,834
Pilot Corp.	600	26,306
Piolax, Inc.	3,300	88,072
Pioneer Corp. (a)	14,100	26,293
Plenus Co., Ltd.	4,300	96,221
Press Kogyo Co., Ltd.	21,600	113,369
Prestige International, Inc.	4,100	44,008
Prima Meat Packers Ltd.	25,000	154,864
Proto Corp.	4,300	76,468
Qol Co., Ltd.	200	3,560
Raito Kogyo Co., Ltd.	3,400	33,896
Relia, Inc.	5,000	55,806
Relo Group, Inc.	2,800	63,649
Rengo Co., Ltd.	1,400	8,087
Right On Co., Ltd.	9,200	76,154
Riken Corp.	1,000	47,392
Riken Vitamin Co., Ltd.	100	3,857
Ringer Hut Co., Ltd.	1,000	22,732
Riso Kagaku Corp.	4,400	83,449
Rock Field Co., Ltd.	4,300	78,815
Rohto Pharmaceutical Co., Ltd.	3,100	71,962
Rokko Butter Co., Ltd.	100	2,144
Roland DG Corp.	4,000	99,113
Royal Holdings Co., Ltd.	4,500	114,081
Ryobi Ltd.	9,000	45,272
Ryosan Co., Ltd.	3,600	150,798
Ryoyo Electro Corp.	4,300	72,478
S Foods, Inc.	2,700	103,520
Sac’s Bar Holdings, Inc.	6,500	77,100
Saint Marc Holdings Co., Ltd.	1,900	56,861
Saizeriya Co., Ltd.	5,300	150,175
Sakai Chemical Industry Co., Ltd.	12,000	57,852
Sakai Moving Service Co., Ltd.	1,100	57,834
Sakata INX Corp.	5,300	94,058
Sakata Seed Corp.	1,800	55,833
San-A Co., Ltd.	600	26,388
San-Ai Oil Co., Ltd.	11,000	122,272
Sangetsu Corp.	1,200	21,449
Sanken Electric Co., Ltd.	2,000	10,206
Sanki Engineering Co., Ltd.	5,700	63,204
Sankyo Tateyama, Inc.	3,200	45,962
Sankyu, Inc.	16,000	125,310
Sanrio Co., Ltd.	1,100	20,082
Sanwa Holdings Corp.	6,500	72,488
Sanyo Chemical Industries Ltd.	1,000	52,486
Sanyo Denki Co., Ltd.	6,000	69,368
Sanyo Special Steel Co., Ltd.	10,000	54,032
Sapporo Holdings Ltd.	1,700	49,406
Sato Holdings Corp.	3,000	71,661
Sawai Pharmaceutical Co., Ltd.	300	16,400
Screen Holdings Co., Ltd.	3,600	232,828
SCSK Corp.	700	30,309
SEIKAGAKU Corp.	1,100	19,471
Seiko Holdings Corp.	1,000	4,539
Seino Holdings Co., Ltd.	12,100	164,547
Seiren Co., Ltd.	6,500	115,414
Sekisui Jushi Corp.	4,000	73,316
Sekisui Plastics Co., Ltd.	8,000	83,249
Senko Group Holdings Co., Ltd.	6,100	44,113
Senshukai Co., Ltd.	10,800	67,000
Septeni Holdings Co., Ltd.	3,500	9,201
Shibuya Corp.	1,100	36,321
Shikoku Chemicals Corp.	4,000	53,923
SHIMA SEIKI MFG., Ltd.	300	15,227
Shimachu Co., Ltd.	3,000	77,364
Shindengen Eletric Mfg. Co., Ltd.	4,000	26,234
Shin-Etsu Polymer Co., Ltd.	16,400	153,654
Shinko Electric Industries Co., Ltd.	8,400	58,682
Shinko Plantech Co., Ltd.	8,200	69,667
Shinmaywa Industries Ltd.	15,000	129,895
Shinnihon Corp.	7,300	53,454
Ship Healthcare Holdings, Inc.	1,700	51,958
Shizuoka Gas Co., Ltd.	8,600	68,293
Shoei Foods Corp.	1,900	92,291
Showa Corp. (a)	5,300	60,311
Showa Denko K.K.	5,600	148,793
Showa Sangyo Co., Ltd.	12,000	66,585
Siix Corp.	2,200	91,154
Sinanen Holdings Co., Ltd.	2,500	53,077
Sinko Industries Ltd.	3,400	53,504
Sintokogio Ltd.	4,200	44,699

SKY Perfect JSAT Holdings, Inc.	800	3,639
Skylark Co., Ltd.	13,100	192,207
SMK Corp.	5,000	20,740
Sogo Medical Co., Ltd.	300	13,781
Sojitz Corp.	16,300	43,739
Square Enix Holdings Co., Ltd.	2,000	70,314
Star Micronics Co., Ltd.	1,500	24,969
Starts Corp, Inc.	1,200	29,941
Starzen Co., Ltd.	1,100	51,731
Studio Alice Co., Ltd.	2,700	65,379
Sugi Holdings Co., Ltd.	3,100	163,833
Sumitomo Bakelite Co., Ltd.	23,000	169,255
Sumitomo Densetsu Co., Ltd.	4,800	82,260
Sumitomo Forestry Co., Ltd.	5,300	82,632
Sumitomo Mitsui Construction Co., Ltd.	76,800	85,229
Sumitomo Osaka Cement Co., Ltd.	1,000	4,485
Sumitomo Riko Co., Ltd.	7,900	75,813
Sumitomo Seika Chemicals Co., Ltd.	1,200	56,979
Systena Corp.	2,500	58,375
Tachi-S Co., Ltd.	3,600	61,596
Tadano Ltd.	6,300	73,582
Taihei Dengyo Kaisha Ltd.	2,000	26,761
Taiho Kogyo Co., Ltd.	1,800	25,739
Taikisha Ltd.	2,600	65,984
Taiyo Holdings Co., Ltd.	400	20,012
Taiyo Yuden Co., Ltd.	2,200	33,280
Takamatsu Construction Group Co., Ltd.	3,600	93,950
Takara Bio, Inc.	1,200	16,286
Takara Holdings, Inc.	11,900	115,390
Takara Standard Co., Ltd.	4,300	74,551
Takasago International Corp.	1,600	56,906
Takasago Thermal Engineering Co., Ltd.	4,400	72,643
Takeuchi Manufacturing Co., Ltd.	2,800	52,875
Takuma Co., Ltd.	11,600	131,685
Tamron Co., Ltd.	5,300	94,926
Tanseisha Co., Ltd.	7,000	72,588
Tatsuta Electric Wire and Cable Co., Ltd.	17,000	111,957
TechnoPro Holdings, Inc.	1,700	77,473
Teikoku Sen-I Co., Ltd.	1,900	37,227
Tekken Corp.	7,000	22,923
Temp Holdings Co., Ltd.	11,600	235,725
Tenma Corp.	3,500	67,940
T-Gaia Corp.	9,500	186,569
The Ehime Bank Ltd.	600	7,641
The Hokuetsu Bank Ltd.	1,000	23,314
The Japan Steel Works Ltd.	1,900	38,593
The Japan Wool Textile Co., Ltd.	9,400	80,802
The Nippon Road Co., Ltd.	8,000	44,535
The Nisshin Oillio Group Ltd.	19,000	136,190
The Oita Bank Ltd.	2,000	7,623
The Pack Corp.	1,800	61,482
The Shikoku Bank Ltd.	2,000	5,876
The Tochigi Bank Ltd.	2,000	7,859
TIS, Inc.	3,300	97,408
TKC Corp.	1,800	52,722
Toa Corp. (a)	1,900	35,240
Toagosei Co., Ltd.	10,700	134,608
Tocalo Co., Ltd.	600	21,995
Toda Corp.	10,000	71,861
Toei Animation Co., Ltd.	100	10,215
TOEI Co., Ltd.	3,000	35,776
Toenec Corp.	5,000	30,700
Toho Holdings Co., Ltd.	6,500	127,357
Toho Zinc Co., Ltd.	2,000	9,187
Tokai Carbon Co., Ltd.	4,600	33,223
Tokai Corp.	2,800	123,655
Tokai Holdings Corp.	8,200	63,699
Tokai Rika Co., Ltd.	5,200	98,149
Token Corp.	1,700	234,739
Tokuyama Corp. (a)	9,000	39,787
Tokyo Broadcasting System Holdings, Inc.	9,500	182,335
Tokyo Ohka Kogyo Co., Ltd.	2,700	94,556
Tokyo Rope Manufacturing Co., Ltd.	500	7,195
Tokyo Seimitsu Co., Ltd.	2,400	82,412
Tokyo Steel Manufacturing Co., Ltd.	7,000	59,281
Tokyu Construction Co., Ltd.	5,500	44,626
Tomy Co., Ltd.	4,600	61,467
Topcon Corp.	600	10,594
Toppan Forms Co., Ltd.	12,700	133,891
Topre Corp.	2,900	83,886
Topy Industries Ltd.	1,500	50,826
Toridoll Holdings Corp.	1,300	40,738
Torii Pharmaceutical Co., Ltd.	2,800	75,313
Toshiba Machine Co., Ltd.	17,000	81,958
Toshiba Plant Systems & Services Corp.	8,900	153,171
Toshiba TEC Corp.	36,000	203,029
Tosho Printing Co., Ltd.	2,000	9,478
Totetsu Kogyo Co., Ltd.	1,700	55,592
Toyo Construction Co., Ltd.	3,600	16,144
Toyo Corp.	3,200	30,040
Toyo Ink SC Holdings Co., Ltd.	16,000	91,108
Toyo Kanetsu K.K.	11,000	33,420
Toyo Kohan Co., Ltd.	11,500	56,279
Toyo Tanso Co., Ltd.	3,400	76,978
Toyo Tire & Rubber Co., Ltd.	2,600	50,139
Toyota Boshoku Corp.	12,500	247,305
TPR Co., Ltd.	1,700	51,571
Trancom Co., Ltd.	1,400	70,423
Transcosmos, Inc.	3,500	75,294
Trusco Nakayama Corp.	3,100	72,752
TS Tech Co., Ltd.	8,300	259,717
TSI Holdings Co., Ltd.	18,300	132,837
Tsubakimoto Chain Co.	6,000	47,155
Tsugami Corp.	4,000	32,346
Tsukada Global Holdings, Inc.	1,200	6,287
Tsukishima Kikai Co., Ltd.	2,700	32,984
Tsukui Corp.	5,900	40,251
Tsumura & Co.	1,200	45,245
Tsurumi Manufacturing Co., Ltd.	2,800	50,252
Tsutsumi Jewelry Co., Ltd.	1,700	29,412
TV Asahi Holdings Corp.	8,100	163,496
Ube Industries Ltd.	14,000	39,987
UKC Holdings Corp.	1,300	22,799
Ulvac, Inc.	300	16,510
Union Tool Co.	200	6,477
Unipres Corp.	4,100	105,022
United Arrows Ltd.	200	6,677
United Super Markets Holdings, Inc.	15,200	153,611
United, Inc.	700	17,090
Unitika Ltd. (a)	5,000	3,684
Valor Holdings Co., Ltd.	4,500	97,339
Vector, Inc.	1,100	15,299
Vital KSK Holdings, Inc.	8,300	67,874
VT Holdings Co., Ltd.	1,700	9,340
Wacoal Holdings Corp.	13,000	185,419
Wacom Co., Ltd.	6,700	31,021
Wakita & Co., Ltd.	7,900	91,838
Warabeya Nichiyo Holdings Co., Ltd.	4,700	117,826
Watami Co., Ltd.	11,000	154,992
Welcia Holdings Co., Ltd.	7,100	278,678
Wowow, Inc.	2,200	69,641
Xebio Holdings Co., Ltd.	8,200	161,785
Yahagi Construction Co., Ltd.	10,000	86,233
Yakuodo Co., Ltd.	1,100	30,418
YAMABIKO Corp.	7,300	83,800
Yamato Kogyo Co., Ltd.	3,900	110,329
Yamazen Corp.	15,900	161,408
Yellow Hat Ltd.	3,900	108,200
Yodogawa Steel Works Ltd.	3,900	109,087
Yokogawa Bridge Holdings Corp.	2,000	35,748
Yondoshi Holdings, Inc.	1,900	53,059
Yonex Co., Ltd.	2,600	20,481
Yorozu Corp.	400	7,907
Yoshinoya Holdings Co., Ltd.	9,000	153,336
Yuasa Trading Co., Ltd.	3,700	124,865
Yumeshin Holdings Co., Ltd.	500	3,557
Yurtec Corp.	8,000	59,744
Yusen Logistics Co., Ltd.	10,200	96,586
Yushin Precision Equipment Co., Ltd.	1,900	51,849
Zenrin Co., Ltd.	900	27,589
Zensho Holdings Co., Ltd.	10,000	189,839
Zeon Corp.	7,000	88,252
ZERIA Pharmaceutical Co., Ltd.	3,900	71,554
Zojirushi Corp.	5,100	50,845

		47,045,550

Luxembourg - 0.5%
Aperam, S.A.	4,495	237,239
SAF-Holland, S.A.	3,260	59,474
Senvion, S.A. (a)	4,481	64,226
Subsea 7, S.A.	24,616	354,424

		715,363

Marshall Islands (c) - 0.0%
VTTI Energy Partners LP	205	3,977

Netherlands - 1.7%
Aalberts Industries N.V.	6,378	283,776
Accell Group N.V.	5,948	182,613
Arcadis N.V.	3,691	80,189
ASR Nederland N.V.	7,206	279,269
BE Semiconductor Industries N.V.	188	12,186
Brunel International N.V.	11,263	150,170
Corbion N.V.	551	16,608
ForFarmers NV	6,879	85,617
IMCD N.V.	1,385	81,458
Kendrion N.V.	2,996	127,380
Koninklijke BAM Groep N.V.	9,259	55,531
Philips Lighting N.V. (b) (Cost: $501,351; Original Acquisition Date: 05/12/2017)	13,986	516,138
PostNL N.V.	54,715	217,813
Refresco Group N.V. (b) (Cost: $134,773; Original Acquisition Date: 05/12/2017)	6,923	134,624
SBM Offshore N.V.	4,764	76,250
SIF Holding N.V.	1,298	24,414
TKH Group N.V.	1,869	110,179
TomTom N.V. (a)	15,180	158,374
Wessanen	524	9,142

		2,601,731

Netherlands Antilles (c) - 0.0%
Sapiens International Corp. N.V. (a)	1,518	16,917

Norway - 1.0%
Aker ASA	329	11,874
Aker Solutions ASA (a)	17,243	80,659
Atea ASA	7,159	94,587
Austevoll Seafood ASA	19,150	198,092
B2Holding ASA	12,043	27,321
Borregaard ASA	7,280	84,925
Europris ASA (b) (Cost: $37,092; Original Acquisition Date: 05/26/2017)	8,425	39,747
Grieg Seafood ASA	14,655	145,455
Kongsberg Automotive ASA (a)	100,512	103,000
Leroy Seafood Group ASA	37,537	249,668
Norway Royal Salmon ASA	6,179	135,400
Salmar ASA	2,579	74,797
TGS-Nopec Geophysical Co. ASA	10,581	226,951
Wallenius Wilhelmsen Logistics ASA	5,500	36,157

		1,508,633

Portugal - 0.5%
Altri SGPS, S.A.	7,516	32,837
Banco Comercial Portugues, S.A. - Class R (a)	329,436	87,612
Corticeira Amorim SGPS, S.A.	5,895	80,247
CTT-Correios de Portugal, S.A.	1,583	9,813
Mota-Engil SGPS, S.A.	26,143	75,533
Nos SGPS, S.A.	27,042	173,161
REN-Redes Energeticas Nacionais, SGPS, S.A.	11,037	36,264
Semapa-Sociedade de Investimento e Gestao	9,915	179,115
Sonae SGPS, S.A.	67,530	75,648
The Navigator Company, S.A.	13,558	57,862

		808,092

Singapore - 0.2%
First Resources Ltd.	22,800	31,360
Indofood Agri Resources Ltd.	73,800	25,853
M1 Ltd.	25,700	33,927
Sheng Siong Group Ltd.	116,000	78,705
Venture Corp Ltd.	13,000	151,481

		321,326

Spain - 1.6%
Acerinox, S.A.	687	9,798
Applus Services, S.A.	13,990	179,617
Atresmedia Corp de Medios de Comunicacion, S.A.	800	8,333
Cia de Distribucion Integral Logista Holdings, S.A.	14,819	367,114
CIE Automotive, S.A.	2,979	74,651
Codere S.A. (a)	8,399	4,399
Construcciones y Auxiliar de Ferrocarriles, S.A.	4,477	186,537
Corp Financiera Alba, S.A.	590	35,329
Ebro Foods, S.A.	4,734	112,881
Ence Energia y Celulosa, S.A.	10,612	46,426
Faes Farma, S.A.	14,905	48,884
Fomento de Construcciones y Contratas, S.p.A. (a)	23,434	246,832
Global Dominion Access, S.A. (a)(b) (Cost: $14,788; Original Acquisition Date: 05/30/2017)	3,588	17,213
Grupo Catalana Occidente, S.A.	6,335	267,723
Indra Sistemas, S.A. (a)	4,456	70,127
Liberbank, S.A. (a)	111,246	135,081
Melia Hotels International S.A.	3,238	47,586
Miquel y Costas & Miquel, S.A.	1,929	72,588
NH Hotel Group, S.A.	12,603	82,068
Papeles y Cartones de Europa, S.A.	12,103	103,233
Pharma Mar, S.A. (a)	4,020	18,185
Promotora de Informaciones, S.A. - Class A (a)	1,695	5,801
Sacyr, S.A. (a)	6,100	17,189
Saeta Yield, S.A.	452	5,459
Tecnicas Reunidas, S.A.	8,905	309,229
Tubacex, S.A. (a)	8,559	30,771
Viscofan, S.A.	814	49,129

		2,552,183

Sweden - 5.0%
AcadeMedia AB (a)(b) (Cost: $31,851; Original Acquisition Date: 05/10/2017)	4,949	34,724
Ahlsell AB (b) (Cost: $58,197; Original Acquisition Date: 08/23/2017)	8,464	59,173
Attendo AB (b) (Cost: $79,712; Original Acquisition Date: 05/10/2017)	6,824	84,079
Axfood AB	23,301	412,311
B&B Tools AB - B Shares	12,886	152,039
Betsson AB	10,957	102,320
Bilia AB	12,030	125,285
BillerudKorsnas AB	12,693	211,663
BioGaia AB - B Shares	1,598	60,736
Bossard Holding AG	250	54,435
Bravida Holding AB (b) (Cost: $87,550; Original Acquisition Date: 05/30/2017)	12,220	90,200
Bufab AB	267	3,167
Byggmax Group AB	15,175	127,003
Camurus AB (a)	895	13,517
CAPIO AB (b) (Cost: $20,232; Original Acquisition Date: 05/30/2017)	3,409	19,178
Clas Ohlson AB - B Shares	10,772	214,200
Cloetta AB - B Shares	9,222	34,935
Com Hem Holding AB	1,223	18,224
Concentric AB	3,198	49,404
Dometic Group AB (b) (Cost: $118,468; Original Acquisition Date: 05/30/2017)	14,717	122,429
Duni AB	1,767	26,908
Dustin Group AB (b) (Cost: $79,694; Original Acquisition Date: 05/10/2017)	9,660	81,151
Elekta AB	1,850	19,150
Fingerprint Cards AB - Class B (a)	41,612	190,261
Granges AB	10,275	114,120
Gunnebo AB	4,211	21,835
Haldex AB (a)	2,976	40,544
Hexpol AB	11,609	113,595
Holmen AB - B Shares	7,468	326,512
Indutrade AB	4,955	120,730
Intrum Justitia AB	1,437	46,895
JM AB	11,265	361,523
KappAhl AB	30,790	174,376
LeoVegas AB (b) (Cost: $100,028; Original Acquisition Date: 06/21/2017)	11,583	102,043
Lifco AB - B Shares	1,271	41,590
Lindab International AB	6,029	62,067
Loomis AB - Class B	7,968	290,611
Mekonomen AB	5,962	127,933
Modern Times Group MTG AB	880	31,896
Momentum Group AB (a)	5,498	59,334
Mycronic AB	9,540	89,748
NCC AB - B Shares	10,257	267,599
New Wave Group AB	18,898	132,595
Nobia AB	30,915	300,172
Nobina AB (b) (Cost: $95,059; Original Acquisition Date: 05/10/2017)	15,503	77,459
Nolato AB	200	8,621
Paradox Interactive AB	3,099	27,691
Peab AB	30,663	352,138
Ratos AB - B Shares	26,110	122,208
RaySearch Laboratories AB (a)	1,250	25,092
Rexidor Hotel Group AB	9,040	33,790
Saab AB - Class B	1,556	70,988
SAS AB (a)	19,932	49,167
Scandi Standard AB	3,937	29,110
Scandic Hotels Group AB (b) (Cost: $231,131; Original Acquisition Date: 05/10/2017)	18,285	251,985
SSAB AB - A Shares (a)	47,873	243,108
SSAB AB - B Shares (a)	65,915	271,101
Svenska Cellulosa AB SCA	87,597	730,366
Sweco AB	9,611	242,157
Thule Group AB (b) (Cost: $9,331; Original Acquisition Date: 08/24/2017)	485	9,290
Trelleborg AB - B Shares	7,706	183,588
Vitrolife AB	184	15,446
Volati AB	4,741	37,889

		7,913,404

Switzerland - 3.9%
ALSO Holding AG	709	92,197
APG SGA, S.A.	146	59,948
Aryzta AG	2,230	70,275
Ascom Holding AG	782	15,249
Autoneum Holding AG	945	240,352
Banque Cantonale Vaudoise	29	20,942
Bell Food Group AG	295	135,356
BKW Energie AG	1,218	70,747
Bobst Group, S.A.	1,938	219,476
Bucher Industries AG	840	295,417
Burkhalter Holding AG	253	34,984
Cembra Money Bank AG	1,127	98,133
Clariant AG	2,933	70,775
Comet Holding AG	41	5,823
Conzzeta AG	133	136,613
Daetwyler Holding AG	286	44,826
dormakaba Holding AG	382	344,376
EDAG Engineering Group AG	4,188	58,257
EFG International AG	681	5,561
Emmi AG	375	250,469
Feintool International Holding AG	260	32,563
Flughafen Zurich AG	231	56,609
Forbo Holding AG	92	139,878
Georg Fischer AG	376	433,266
Gurit Holding AG	153	175,505
Huber + Suhner AG	1,391	82,463
Implenia AG	2,221	151,471
Inficon Holding AG	247	140,635
Kardex AG	718	75,173
Komax Holding AG	120	33,349
Kudelski, S.A.	5,123	65,977
Logitech International, S.A.	6,073	215,954
Mobilezone Holding AG	14,866	181,378
OC Oerlikon Corp AG	1,652	23,084
Oriflame Holding AG	5,425	198,136
Orior AG	1,191	94,825
Panalpina Welttransport Holding AG	2,116	278,470
Rieter Holding AG	874	186,931
Schmolz + Bickenbach AG (a)	60,285	57,208
Schweiter Technologies AG	98	122,736
SFS Group AG	1,235	140,635
Siegfried Holding AG	129	41,029
St Galler Kantonalbank AG	61	27,321
Straumann Holding AG	21	13,457
Sulzer AG	962	106,337
Sunrise Communications Group AG (b) (Cost: $122,379; Original Acquisition Date: 05/30/2017)	1,478	126,692
Swissquote Group Holding, S.A.	386	14,048
Tecan Group AG	531	106,150
u-blox Holding AG	221	39,870
Valiant Holding AG	157	17,158
Valora Holding AG	813	245,227
VAT Group AG (b) (Cost: $19,416; Original Acquisition Date: 08/29/2017)	152	19,449
Vontobel Holding AG	1,879	119,721
Walter Meier AG	742	32,111
Ypsomed Holding AG	187	28,178
Zehnder Group AG	2,751	96,964

		6,189,734

United Kingdom - 0.3%
Dialog Semiconductor PLC (a)	5,890	267,743
Torm PLC	1,000	10,805
Zeal Network SE	4,169	120,054

		398,602

United States (c) - 0.0%
B Communications Ltd. (a)	844	12,542
Cellcom Israel Ltd. (a)	1,902	16,892

		29,434

TOTAL COMMON STOCKS (Cost $106,102,278)		112,326,262

PREFERRED STOCKS - 0.1%
Germany - 0.1%
Biotest AG	1,110	23,785
Biotest AG - Vorzugsaktien	1,021	28,320
Draegerwerk AG & Co. KGaA	448	47,913
Sartorius AG	606	60,195

TOTAL PREFERRED STOCKS (Cost $166,738)		160,213

REAL ESTATE INVESTMENT TRUST (c) - 0.0%
Australia (c) - 0.0%
Growthpoint Properties Australia Ltd.	9,859	25,080

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $25,113)		25,080

SHORT-TERM INVESTMENTS - 20.7%
United States - 20.7%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.89% (d)	6,518,725	6,518,725
First American Government Obligations Fund - Class Z - 0.88% (d)	6,518,724	6,518,724
First American Treasury Obligations Fund - Class Z - 0.87% (d)	6,518,724	6,518,724
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.89% (d)	6,518,725	6,518,725
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.89% (d)	6,518,725	6,518,725

TOTAL SHORT-TERM INVESTMENTS (Cost $32,593,623)		32,593,623

TOTAL INVESTMENTS (Cost $138,887,752) - 92.0%		145,105,178

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%		12,675,474

TOTAL NET ASSETS - 100.0%		$157,780,652

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Security is restricted to resale. The Portfolio’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at August 31, 2017 was $2,915,754, which represents 1.9% of net assets.
(c)	Rounds to zero.
(d)	Rate shown is the 7-day effective yield.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL AMOUNT	VALUE	UNREALIZED APPRECIATION
FUTURES CONTRACTS PURCHASED
BP Currency Index, September 2017 Settlement	147	$11,888,625	$6,431	$71,591
Euro FX Currency Index, September 2017 Settlement	49	7,296,100	5,819	299,298
Mini MSCI EAFE Index, September 2017 Settlement	199	19,251,260	70,536	171,695
S&P/TSX 60 Index, September 2017 Settlement	4	570,811	351	351

TOTAL FUTURES CONTRACTS PURCHASED		$39,006,796	$83,137	$542,935

The accompanying footnotes are an integral part of the Schedule of Investments.

Total Return Swaps (a)

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	FIXED RATE	FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	888 Holdings PLC	Receive	0.730%	1-Month GBP LIBOR + 0.475%	6/01/2022	Term	$20,524	7,278	$(1,841)
Morgan Stanley	888 Holdings PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	149,452	54,317	(8,898)
Morgan Stanley	AA PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	9,904	4,547	(3,420)
Goldman Sachs	Abcam PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	561	58	71
Morgan Stanley	Abcam PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	63,906	6,574	7,628
Morgan Stanley	Acacia Mining PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	104,180	41,323	(26,800)
Goldman Sachs	Advanced Medical Solutions	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	6,071	2,130	903
Morgan Stanley	Advanced Medical Solutions	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	40,788	14,485	6,700
Morgan Stanley	Air France-KLM	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	207,037	20,490	66,382
Goldman Sachs	Alten SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	15,291	193	(1,586)
Morgan Stanley	Alten SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	165,699	2,096	(16,824)
Morgan Stanley	Amec Foster Wheeler PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	21,319	4,146	(4,970)
Morgan Stanley	Ascential PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	31,080	9,277	5,021
Goldman Sachs	ASOS PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	63	1	(8)
Morgan Stanley	ASOS PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	268,945	4,302	(33,232)
Goldman Sachs	Assystem	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	9,810	280	(938)
Morgan Stanley	Assystem	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	90,515	2,649	(6,756)
Goldman Sachs	Aveva Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	801	41	(1)
Morgan Stanley	Aveva Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	67,892	3,414	(1,670)
Goldman Sachs	Axway Software SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	1,888	60	(574)
Morgan Stanley	Axway Software SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	30,545	955	(9,730)
Morgan Stanley	B&M EURpean Value Retail SA	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	25,717	7,200	1,391
Morgan Stanley	Bellway PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	28,282	900	680
Goldman Sachs	Beneteau SA	Receive	0.101%	1-Month EUR Libor + 0.550%	6/01/2022	Term	6,425	440	(605)
Morgan Stanley	Beneteau SA	Receive	0.176%	1-Month EUR Libor + 0.475%	6/01/2020	Term	180,033	12,096	(20,727)
Morgan Stanley	Bgeo Group PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	27,220	758	(510)
Morgan Stanley	Biffa PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	11,044	5,102	750
Morgan Stanley	Bodycote PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	64,271	7,848	13,825
Goldman Sachs	Boiron SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	10,880	122	(1,232)
Morgan Stanley	Boiron SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	58,982	680	(5,171)
Goldman Sachs	Bonduelle SCA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	7,351	217	30
Morgan Stanley	Bonduelle SCA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	78,253	2,362	2,407
Morgan Stanley	Boohoo.com PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	1,883	977	427
Goldman Sachs	Booker Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	1,348	674	66
Morgan Stanley	Booker Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	419,023	208,729	18,376
Goldman Sachs	Bourbon Corp.	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	1,558	153	(499)
Morgan Stanley	Bourbon Corp.	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	30,810	3,028	(9,868)
Goldman Sachs	Bovis Homes Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	734	80	139
Morgan Stanley	Bovis Homes Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	89,440	9,745	16,904
Morgan Stanley	Brewin Dolphin Holdings PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	96,507	28,667	7,498
Goldman Sachs	Brown Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	32	12	10
Morgan Stanley	Brown Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	44,289	16,151	12,688
Morgan Stanley	C&C Group PLC	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	22,250	6,450	(2,957)
Goldman Sachs	Cape PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	48	20	6
Morgan Stanley	Cape PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	33,332	13,623	3,390
Morgan Stanley	Card Factory PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	36,449	11,260	1,232
Goldman Sachs	Carillion PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	471	231	(479)
Morgan Stanley	Carillion PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	78,898	38,790	(80,120)
Goldman Sachs	Centamin PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	602	356	(73)
Morgan Stanley	Centamin PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	488,225	292,609	(52,133)
Morgan Stanley	CGG SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	36,998	7,426	933
Morgan Stanley	Chargeurs SA	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	2,450	100	(68)
Goldman Sachs	Chemring Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	3,650	2,028	(62)
Morgan Stanley	Chemring Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	33,504	18,514	(803)
Morgan Stanley	Civitas Social Housing PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	2,340	2,139	116
Morgan Stanley	Clinigen Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	39,629	4,465	13,037
Morgan Stanley	Close Brothers Group PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	61,584	3,866	(2,538)
Goldman Sachs	CMC Markets PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	5,240	4,094	1,241
Morgan Stanley	CMC Markets PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	41,556	32,824	10,540

Morgan Stanley	Coface SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	43,496	6,075	6,335
Goldman Sachs	Compagnie Des Alpes	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	11,696	465	(365)
Morgan Stanley	Compagnie Des Alpes	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	88,989	3,411	(6,490)
Goldman Sachs	Conviviality PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	128	40	46
Morgan Stanley	Conviviality PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	67,450	19,477	15,909
Goldman Sachs	Costain Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	17,185	3,672	(1,054)
Morgan Stanley	Costain Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	79,581	16,787	(6,147)
Goldman Sachs	Crest Nicholson Holdings	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	150	24	(25)
Morgan Stanley	Crest Nicholson Holdings	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	80,681	12,941	(13,519)
Morgan Stanley	CVS Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	52,447	3,849	(613)
Morgan Stanley	CYBG PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	15,479	5,700	1,358
Goldman Sachs	Dart Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	340	55	(74)
Morgan Stanley	Dart Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	48,880	7,823	(11,096)
Goldman Sachs	Debenhams PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	23,265	46,530	(5,310)
Morgan Stanley	Debenhams PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	96,162	191,778	(22,478)
Morgan Stanley	Dechra Pharmaceuticals PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	9,883	531	336
Goldman Sachs	Derichebourg SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	5,156	817	1,621
Morgan Stanley	Derichebourg SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	107,402	17,671	39,940
Goldman Sachs	Devoteam SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	5,546	78	407
Morgan Stanley	Devoteam SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	60,636	857	4,819
Morgan Stanley	DFS Furniture PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	47,978	22,773	8,105
Goldman Sachs	Dialight PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	2,823	277	(786)
Morgan Stanley	Dialight PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	39,119	3,892	(10,325)
Goldman Sachs	Diploma PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	17,398	1,552	(667)
Morgan Stanley	Diploma PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	177,714	16,020	(5,514)
Morgan Stanley	Direct Energie	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	32,924	658	(742)
Morgan Stanley	Drax Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	99,241	29,417	(11,295)
Morgan Stanley	DS Smith PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	21,437	4,400	584
Morgan Stanley	Dunelm Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	150,932	24,565	(9,911)
Goldman Sachs	EI Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	135	96	—
Morgan Stanley	EI Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	69,262	48,245	(1,636)
Morgan Stanley	Electrocomponents PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	255,998	45,601	45,424
Goldman Sachs	Elementis PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	9	3	(1)
Morgan Stanley	Elementis PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	109,335	36,494	(14,432)
Morgan Stanley	Elior Group	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	7,856	312	(1,073)
Morgan Stanley	Elis SA	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	27,165	1,437	1,256
Goldman Sachs	Emis Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	56	6	3
Morgan Stanley	Emis Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	40,603	4,295	1,974
Morgan Stanley	Entertainment One Ltd.	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	19,342	7,814	(700)
Morgan Stanley	Equiniti Group PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	4,934	1,844	55
Morgan Stanley	Eramet	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	17,733	300	(1,250)
Morgan Stanley	Essentra PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	20,132	3,700	(505)
Morgan Stanley	Esure Group PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	17,798	6,200	(848)
Morgan Stanley	Euler Hermes Group	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	85,257	881	3,097
Morgan Stanley	Euronext NV	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	87,930	1,886	3,670
Goldman Sachs	Evraz PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	64,247	33,462	71,834
Morgan Stanley	Evraz PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	237,587	122,399	259,379
Morgan Stanley	Faurecia	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	659,885	14,061	44,655
Morgan Stanley	Fenner PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	76,716	24,896	11,472
Goldman Sachs	Ferrexpo PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	115	67	112
Morgan Stanley	Ferrexpo PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	218,346	125,107	205,374
Morgan Stanley	Fevertree Drinks PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	21,504	1,065	6,156
Morgan Stanley	Firstgroup PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	159,742	114,804	(32,643)
Morgan Stanley	Fnac Darty SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	120,730	1,945	29,867
Goldman Sachs	Forterra PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	11,911	4,529	836
Morgan Stanley	Forterra PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	35,396	13,425	2,355
Morgan Stanley	Foxtons Group PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	4,432	4,665	(361)
Goldman Sachs	Galliford Try PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	363	29	52
Morgan Stanley	Galliford Try PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	132,037	10,523	18,326
Goldman Sachs	Gaztransport Et Techniga SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	25,397	691	5,919
Morgan Stanley	Gaztransport Et Techniga SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	107,249	2,871	21,579
Goldman Sachs	GL Events	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	6,631	296	1,178
Morgan Stanley	GL Events	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	52,439	2,229	5,429
Goldman Sachs	Go-Ahead Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	37	2	(1)

Morgan Stanley	Go-Ahead Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	15,130	835	(149)
Morgan Stanley	Grafton Group PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	21,836	2,900	1,220
Goldman Sachs	Greggs PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	23,498	2,194	3,684
Morgan Stanley	Greggs PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	124,725	11,566	18,288
Goldman Sachs	Groupe Crit	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	8,972	121	1,515
Morgan Stanley	Groupe Crit	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	22,614	300	3,312
Morgan Stanley	Guerbet	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	24,220	299	(3,841)
Goldman Sachs	Halfords Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	33,271	9,191	(3,345)
Morgan Stanley	Halfords Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	201,620	55,829	(20,411)
Goldman Sachs	Haulotte Group	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	2,889	196	119
Morgan Stanley	Haulotte Group	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	22,575	1,570	1,629
Morgan Stanley	Havas SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	329,689	36,098	4,289
Morgan Stanley	Hays PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	301,712	182,234	40,509
Morgan Stanley	Hochschild Mining PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	147,740	51,990	131
Goldman Sachs	Hostelworld Group PLC	Receive	0.735%	1-Month GBP Libor + 0.475%	6/01/2022	Term	5,334	1,517	78
Morgan Stanley	Hostelworld Group PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	6,162	1,761	128
Morgan Stanley	Hotel Chocolat Group Ltd.	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	1,945	602	(105)
Goldman Sachs	Howden Joinery Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	1,624	353	(159)
Morgan Stanley	Howden Joinery Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	253,548	55,198	(22,986)
Morgan Stanley	Ibstock PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	5,177	2,100	(247)
Goldman Sachs	ID Logistics Group	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	6,467	48	227
Morgan Stanley	ID Logistics Group	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	37,568	279	1,340
Morgan Stanley	IG Group Holdings PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	25,073	3,900	94
Goldman Sachs	Inchcape PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	282	33	(7)
Morgan Stanley	Inchcape PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	356,377	43,427	11,166
Goldman Sachs	Indivior PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	347	109	138
Morgan Stanley	Indivior PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	101,695	31,653	38,732
Goldman Sachs	Interparfums SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	3,109	102	281
Morgan Stanley	Interparfums SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	39,423	1,227	958
Goldman Sachs	Iomart Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	9	3	1
Morgan Stanley	Iomart Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	15,746	5,251	1,392
Morgan Stanley	IPSOS	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	177,459	5,182	(45,730)
Morgan Stanley	Irish Continental Group PLC	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	6,788	1,256	319
Morgan Stanley	J.D. Wetherspoon PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	44,981	4,389	3,686
Morgan Stanley	Jackpotjoy PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	10,599	1,786	3,125
Goldman Sachs	Jacquet Metal Service	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	4,071	157	(78)
Morgan Stanley	Jacquet Metal Service	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	83,502	3,374	2,370
Morgan Stanley	Janus Henderson Group PLC	Receive	1.781%	+ 0.550%	6/01/2020	Term	133,877	4,418	18,203
Goldman Sachs	JD Sports Fashion PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	74,538	16,564	(26,881)
Morgan Stanley	JD Sports Fashion PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	532,647	122,546	(174,809)
Morgan Stanley	Jimmy Choo PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	6,081	2,766	351
Goldman Sachs	John Menzies PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	6,636	923	(4)
Morgan Stanley	John Menzies PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	58,598	8,299	156
Goldman Sachs	John Wood Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	2,187	287	(701)
Morgan Stanley	John Wood Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	296,792	39,741	(89,330)
Morgan Stanley	Jupiter Fund Management	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	64,558	12,500	3,454
Morgan Stanley	Just Eat PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	33,284	5,009	18
Goldman Sachs	Kainos Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	1,347	524	247
Morgan Stanley	Kainos Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	8,362	3,543	2,634
Morgan Stanley	Kaufman & Broad SA	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	51,698	1,344	(216)
Goldman Sachs	KCOM Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	4,275	4,647	710
Morgan Stanley	KCOM Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	38,816	41,649	5,711
Morgan Stanley	Kier Group PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	5,159	400	(594)
Morgan Stanley	Kingspan Group PLC	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	14,313	500	2,369
Morgan Stanley	Latecoere	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	39,857	9,717	(1,074)
Goldman Sachs	LISI	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	13,080	342	(535)
Morgan Stanley	LISI	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	112,748	2,941	(4,948)
Morgan Stanley	Maisons Du Monde SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	98,598	2,951	5,398
Goldman Sachs	Majestic Wine PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	6,147	1,698	(914)
Morgan Stanley	Majestic Wine PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	17,946	4,825	(3,222)
Goldman Sachs	Manitou BF	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	3,247	119	97
Morgan Stanley	Manitou BF	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	44,170	1,581	(89)
Goldman Sachs	Marshalls PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	27,811	7,131	5,186
Morgan Stanley	Marshalls PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	158,012	40,372	27,641

Goldman Sachs	Mersen SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	16,872	659	4,483
Morgan Stanley	Mersen SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	77,026	2,854	14,541
Morgan Stanley	Metro Bank PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	38,869	1,100	(937)
Morgan Stanley	Metropole Television SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	321,431	15,161	(49,463)
Goldman Sachs	MGI Coutier	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	10,412	269	(1,777)
Morgan Stanley	MGI Coutier	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	151,357	4,016	(21,924)
Morgan Stanley	Mitie Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	236,106	89,315	4,865
Goldman Sachs	Moneysupermarket.com Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	71	21	(4)
Morgan Stanley	Moneysupermarket.com Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	134,076	39,291	(9,977)
Morgan Stanley	Moneysupermarket.com Group PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	23,479	7,767	(282)
Morgan Stanley	National Express Group PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	81,955	21,905	(3,269)
Morgan Stanley	Naturex	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	86	1	(2)
Morgan Stanley	Neopost SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	198,367	5,086	(10,572)
Morgan Stanley	NEX Group PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	334,414	50,237	11,741
Morgan Stanley	Nexity	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	90,390	1,721	(12,252)
Morgan Stanley	Northgate PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	43,118	8,743	(8,963)
Morgan Stanley	Onesavings Bank PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	10,355	2,600	(144)
Goldman Sachs	Origin Enterprises PLC	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	3,932	574	(296)
Morgan Stanley	Origin Enterprises PLC	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	36,563	5,387	(2,375)
Morgan Stanley	Oxford Instruments PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	23,539	2,194	(731)
Goldman Sachs	Pagegroup PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	224	47	20
Morgan Stanley	Pagegroup PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	321,240	66,979	27,833
Morgan Stanley	Paragon Group Companies PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	175,456	37,511	(26,468)
Morgan Stanley	Pendragon PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	12,040	38,523	348
Morgan Stanley	Permanent TSB Group Holdings	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	590	236	(211)
Goldman Sachs	Pets at Home Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	27,594	17,355	6,302
Morgan Stanley	Pets at Home Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	166,296	102,821	33,059
Morgan Stanley	Photo-Me International PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	10,272	6,300	209
Goldman Sachs	Pierre & Vacances	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	765	16	(65)
Morgan Stanley	Pierre & Vacances	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	8,266	181	(282)
Morgan Stanley	Plastic Omnium	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	135,426	4,061	(7,363)
Morgan Stanley	Plastivaloire	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	31,768	1,389	(2,487)
Goldman Sachs	Plus500 Ltd.	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	20,947	4,310	23,771
Morgan Stanley	Plus500 Ltd.	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	116,342	23,556	127,487
Morgan Stanley	Polypipe Group PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	59,774	14,554	(2,252)
Morgan Stanley	Qinetiq Group PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	15,468	6,400	(652)
Goldman Sachs	Rank Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	2,461	1,172	297
Morgan Stanley	Rank Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	27,995	12,843	1,920
Goldman Sachs	Redcentric PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	3,158	3,672	(341)
Morgan Stanley	Redcentric PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	54,453	64,752	(4,412)
Goldman Sachs	Redde PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	6,017	3,478	(477)
Morgan Stanley	Redde PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	47,680	28,032	(2,790)
Goldman Sachs	Redrow PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	449	78	45
Morgan Stanley	Redrow PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	263,251	46,185	29,572
Morgan Stanley	Renishaw PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	73,884	2,038	24,952
Goldman Sachs	Restaurant Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	1,318	421	237
Morgan Stanley	Restaurant Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	48,953	14,256	2,242
Goldman Sachs	Rotork PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	118	49	(6)
Morgan Stanley	Rotork PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	49,837	20,753	(2,525)
Goldman Sachs	RPS Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	143	53	12
Morgan Stanley	RPS Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	47,786	17,428	3,151
Goldman Sachs	Rubis SCA	Receive	0.101%	1-Month EUR Libor + 0.550%	6/01/2022	Term	105	2	8
Morgan Stanley	Rubis SCA	Receive	0.176%	1-Month EUR Libor + 0.475%	6/01/2020	Term	150,570	2,910	13,796
Morgan Stanley	Sartorius Stedim Biotech	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	108,532	1,636	(9,361)
Morgan Stanley	Savills PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	91,522	10,280	(753)
Morgan Stanley	Senior PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	17,822	6,600	381
Morgan Stanley	SIG PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	210,215	141,253	55,886
Morgan Stanley	Smurfit Kappa Group PLC	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	62,794	2,333	(3,638)
Morgan Stanley	Softcat PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	116,428	27,578	(8,788)
Morgan Stanley	Sopra Steria Group	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	103,596	732	3,954
Goldman Sachs	Spectris PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	205	8	(23)
Morgan Stanley	Spectris PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	145,694	5,663	(18,757)
Morgan Stanley	SPIE SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	203,016	8,194	(8,027)
Morgan Stanley	Spirax-Sarco Engineering PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	70,903	1,272	586

Morgan Stanley	Sports Direct International	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	20,620	5,700	1,914
Goldman Sachs	SRP Groupe SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	28,661	1,156	(9,426)
Morgan Stanley	SRP Groupe SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	74,101	2,956	(25,088)
Morgan Stanley	SSP Group PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	69,322	14,160	11,927
Morgan Stanley	Staffline Group PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	23,043	1,824	(574)
Morgan Stanley	Stagecoach Group PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	31,838	16,259	(4,398)
Morgan Stanley	Stallergenes Greer PLC	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	1,762	48	5
Goldman Sachs	Stock Spirits Group PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	1,530	950	904
Morgan Stanley	Stock Spirits Group PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	22,270	13,353	11,716
Goldman Sachs	Supergroup PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	47	3	1
Morgan Stanley	Supergroup PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	31,244	1,993	1,011
Goldman Sachs	Synergie SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	2,057	50	(77)
Morgan Stanley	Synergie SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	22,714	553	(805)
Morgan Stanley	Synthomer PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	40,298	8,088	(2,127)
Goldman Sachs	Talktalk Telecom Group	Receive	0.735%	1-Month GBP Libor + 0.475%	6/01/2022	Term	3,214	1,859	786
Morgan Stanley	Talktalk Telecom Group	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	163,985	93,575	36,669
Morgan Stanley	Tarkett	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	23,279	590	(3,055)
Morgan Stanley	Technicolor SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	145,878	35,109	(43,972)
Goldman Sachs	Telecom Plus PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	12,681	983	(2,257)
Morgan Stanley	Telecom Plus PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	84,546	6,489	(16,000)
Morgan Stanley	Television Francaise	Receive	0.179%	1-Month EUR Libor + 0.550%	6/01/2020	Term	30,854	2,500	(3,147)
Morgan Stanley	Telford Homes PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	2,903	727	(103)
Goldman Sachs	Telit Communications PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	19,894	5,604	(13,965)
Morgan Stanley	Telit Communications PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	147,988	43,341	(100,415)
Morgan Stanley	Thomas Cook Group PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	37,546	31,485	2,567
Goldman Sachs	Trigano SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	10,580	107	1,400
Morgan Stanley	Trigano SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	64,496	659	9,401
Morgan Stanley	Ubisoft Entertainment	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	198,087	4,059	34,482
Morgan Stanley	UDG Healthcare PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	64,439	7,807	1,221
Morgan Stanley	Vedanta Resources PLC	Receive	0.805%	1-Month GBP Libor + 0.550%	6/01/2020	Term	69,806	10,772	32,066
Morgan Stanley	Vesuvius PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	33,131	5,941	1,819
Morgan Stanley	Vicat SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	193,665	3,023	(22,997)
Goldman Sachs	Victrex PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	20	1	1
Morgan Stanley	Victrex PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	100,718	5,213	7,294
Goldman Sachs	Virbac SA	Receive	0.101%	1-Month EUR Libor + 0.475%	6/01/2022	Term	22,956	152	(1,922)
Morgan Stanley	Virbac SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	72,418	487	(4,822)
Morgan Stanley	Virgin Money Holdings UK PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	7,071	2,500	(535)
Morgan Stanley	Watkin Jones PLC	Receive	0.802%	1-Month GBP Libor + 0.550%	6/01/2020	Term	10,972	5,590	1,333
Goldman Sachs	WH Smith PLC	Receive	0.730%	1-Month GBP Libor + 0.475%	6/01/2022	Term	1,107	62	59
Morgan Stanley	WH Smith PLC	Receive	0.803%	1-Month GBP Libor + 0.550%	6/01/2020	Term	222,634	12,527	13,350
Morgan Stanley	Worldline SA	Receive	0.176%	1-Month EUR Libor + 0.550%	6/01/2020	Term	57,533	1,767	2,590

							$18,818,266		$453,313

(a)	Foreign issue total return swap.

The accompanying footnotes are an integral part of the Schedule of Investments.

ELEMENTS EMERGING MARKETS PORTFOLIO

Schedule of Investments as of August 31, 2017 (Unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS - 19.3%
Bermuda - 0.3%
Haier Electronics Group Co., Ltd.	246,000	$653,842
Sihuan Pharmaceutical Holdings Group Ltd.	233,000	89,618

		743,460

Cayman Islands - 1.4%
58.com, Inc. - ADR (a)	100	6,263
Autohome, Inc. - ADR (a)	2,900	186,383
China Medical System Holdings Ltd.	38,000	69,923
China Mengniu Dairy Co., Ltd.	194,000	453,160
China State Construction International Holdings Ltd.	70,000	101,434
Ctrip.com International Ltd. - ADR (a)	700	36,015
ENN Energy Holdings Ltd.	12,000	77,207
JD.com, Inc. - ADR (a)	2,200	92,202
Kingsoft Corp., Ltd.	142,000	336,775
Momo, Inc. - ADR (a)	400	15,412
NetEase, Inc. - ADR	900	248,256
New Oriental Education & Technology Group, Inc. - ADR (a)	600	49,050
SINA Corp. (a)	1,800	183,294
Sino Biopharmaceutical Ltd.	567,000	497,753
Vipshop Holdings Ltd. - ADR (a)	13,600	126,616
Want Want China Holdings Ltd.	772,000	511,000
Weibo Corp. - ADR (a)	400	40,440
YY, Inc. - ADR (a)	100	7,472

		3,038,655

China - 6.0%
Agricultural Bank of China Ltd.	886,000	416,635
Anhui Conch Cement Co., Ltd.	164,000	611,928
AviChina Industry & Technology Co., Ltd.	98,000	57,980
Bank of China Ltd.	2,636,000	1,387,767
Bank of Communications Co., Ltd.	509,000	388,949
Beijing Capital International Airport Co., Ltd.	226,000	365,608
China Cinda Asset Management Co., Ltd.	615,000	228,687
China Coal Energy Co., Ltd.	314,000	158,088
China Galaxy Securities Co., Ltd.	198,000	179,385
China Merchants Bank Co., Ltd.	88,000	331,725
China Minsheng Banking Corp., Ltd.	112,500	112,274
China National Building Material Co., Ltd.	548,000	344,524
China Pacific Insurance Group Co., Ltd.	3,600	16,952
China Petroleum & Chemical Corp.	508,000	388,834
China Railway Construction Corp., Ltd.	166,500	218,291
China Railway Group Ltd.	135,000	107,990
China Shenhua Energy Co., Ltd.	294,500	758,288
China Southern Airlines Co., Ltd.	508,000	396,624
China Vanke Co., Ltd.	60,100	180,091
Chongqing Rural Commercial Bank Co., Ltd.	24,000	16,714
Fuyao Glass Industry Group Co., Ltd. (b) (Cost: $358,597; Original Acquisition Date: 07/25/2017)	108,800	346,876
Great Wall Motor Co., Ltd.	301,000	377,704
Guangzhou Automobile Group Co., Ltd.	218,000	430,108
Huaneng Power International, Inc.	60,000	39,255
Industrial & Commercial Bank of China Ltd.	45,000	33,697
Jiangsu Expressway Co., Ltd.	190,000	291,346
Jiangxi Copper Co., Ltd.	53,000	91,971
PetroChina Co., Ltd.	366,000	233,844
PICC Property & Casualty Co., Ltd,	266,000	499,658
Ping An Insurance Group Co. of China Ltd.	78,000	619,455
Shanghai Fosun Pharmaceutical Group Co., Ltd.	33,500	125,854
Sinopec Shanghai Petrochemical Co., Ltd.	1,076,000	670,975
Sinopharm Group Co., Ltd.	130,800	590,842
The People’s Insurance Co. Group of China Ltd.	515,000	243,213
Tsingtao Brewery Co., Ltd.	134,000	555,640
Yanzhou Coal Mining Co., Ltd.	294,000	295,287
Zhejiang Expressway Co., Ltd.	246,000	307,746
Zhuzhou CRRC Times Electric Co., Ltd.	59,000	308,731
Zijin Mining Group Co., Ltd.	1,016,000	372,606
ZTE Corp. (a)	24,400	66,567

		13,168,709

Hong Kong - 8.3%
Air China Ltd.	486,000	432,235
Aluminum Corp. of China Ltd. (a)	230,000	170,169
ANTA Sports Products Ltd.	68,000	267,629
Beijing Enterprises Holdings Ltd.	23,500	131,227
China CITIC Bank Corp., Ltd.	663,000	438,535
China Communications Services Corp., Ltd.	132,000	71,518
China Everbright Bank Co., Ltd.	450,000	216,209

China Mobile Ltd.	527,500	5,594,671
China Overseas Land & Investment Ltd.	124,000	433,364
China Resources Beer Holdings Co., Ltd.	160,000	401,546
China Resources Gas Group Ltd.	106,000	373,843
China Resources Land Ltd.	52,000	162,464
China Resources Power Holdings Co., Ltd.	94,000	172,487
China Taiping Insurance Holdings Co., Ltd.	115,800	351,436
China Telecom Corp., Ltd.	1,136,000	583,551
China Unicom Hong Kong Ltd. (a)	12,000	17,481
CITIC Ltd.	385,000	591,343
CNOOC Ltd.	881,000	1,053,721
Country Garden Holdings Co., Ltd.	77,000	102,329
CRRC Corp., Ltd.	522,000	470,922
CSPC Pharmaceutical Group Ltd.	98,000	153,028
Dongfeng Motor Group Co., Ltd.	296,000	384,290
Fosun International Ltd.	17,500	30,368
Geely Automobile Holdings Ltd.	217,000	533,506
GOME Electrical Appliances Holding Ltd.	2,890,000	302,821
Guangdong Investment Ltd.	146,000	215,667
Haitian International Holdings Ltd.	60,000	180,174
Hengan International Group Co., Ltd.	19,000	158,784
Kunlun Energy Co., Ltd.	222,000	215,029
Lenovo Group Ltd.	986,000	539,256
Longfor Properties Co., Ltd.	69,500	166,961
Minth Group Ltd.	10,000	46,066
New China Life Insurance Co., Ltd.	4,800	30,729
Nine Dragons Paper Holdings Ltd.	168,000	280,367
Shandong Weigao Group Medical Polymer Co., Ltd.	184,000	146,951
Shanghai Industrial Holdings Ltd.	41,000	124,691
Shanghai Pharmaceuticals Holding Co., Ltd.	175,500	431,924
Shenzhou International Group Holdings Ltd.	28,000	224,336
Sino-Ocean Group Holding Ltd.	322,000	222,189
Sun Art Retail Group Ltd.	819,000	754,559
Tingyi Cayman Islands Holding Corp.	460,000	612,491
TravelSky Technology Ltd.	149,000	407,450
Weichai Power Co., Ltd.	182,000	187,448

		18,385,765

Mexico - 0.3%
America Movil S.A.B. de C.V.	62,300	57,912
Arca Continental S.A.B. de C.V.	5,300	38,678
Cemex S.A.B. de C.V. (a)	3,900	3,640
Coca-Cola Femsa S.A.B. de C.V.	52,480	430,043
Grupo Aeroportuario del Sureste S.A.B. de C.V.	545	11,095
Grupo Financiero Banorte S.A.B. de C.V.	1,100	7,506
Infraestructura Energetica Nova S.A.B. de C.V.	2,200	11,996
Mexichem S.A.B. de C.V.	2,800	7,454

		568,324

Russian Federation - 0.1%
Mobile TeleSystems PJSC - ADR	13,100	130,869

South Africa - 2.8%
Anglo American Platinum Ltd. (a)	637	17,261
AngloGold Ashanti Ltd.	4,087	41,364
Bid Corp., Ltd.	20,031	454,921
Capitec Bank Holdings Ltd.	510	35,304
Imperial Holdings Ltd.	12,525	200,734
Investec Ltd.	527	4,013
Massmart Holdings Ltd.	36,501	341,364
Mondi Ltd.	19,913	542,984
Mr. Price Group Ltd.	20,847	290,460
Netcare Ltd.	9,270	17,180
Pick n Pay Stores Ltd.	59,103	290,682
Pioneer Foods Group Ltd.	5,943	57,860
PSG Group Ltd.	600	11,651
Rand Merchant Investment Holdings Ltd.	11,170	35,746
RMB Holdings Ltd.	41,808	213,560
Sanlam Ltd.	64,163	354,139
Sappi Ltd.	37,561	252,356
Shoprite Holdings Ltd.	21,047	364,661
Standard Bank Group Ltd.	62,686	806,804
Telkom SA SOC Ltd.	5,071	24,465
The Bidvest Group Ltd.	23,904	315,045
The Foschini Group Ltd.	13,248	156,089
The SPAR Group Ltd.	23,409	304,202
Tiger Brands Ltd.	6,926	214,562
Truworths International Ltd.	40,073	255,771
Vodacom Group Ltd.	19,858	277,199
Woolworths Holdings Ltd.	92,870	423,630

		6,304,007

United States - 0.1%
Yum China Holdings, Inc. (a)	8,400	297,024

TOTAL COMMON STOCKS (Cost $42,235,826)		42,636,813

RIGHTS - 0.0%
Hong Kong - 0.0%
Fosun International Ltd. (a)	11	—

TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS - 81.4%
Money Market Funds - 45.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.89% (c)	19,997,034	19,997,034
First American Government Obligations Fund - Class Z - 0.88% (c)	19,997,035	19,997,035
First American Treasury Obligations Fund - Class Z - 0.87% (c)	19,997,035	19,997,035
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.89% (c)	19,997,034	19,997,034
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.89% (c)	19,997,035	19,997,035

		99,985,173

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 36.1%
0.992%, 09/28/2017 (d)	$10,000,000	9,992,575
0.972%, 11/09/2017 (d)	20,000,000	19,964,637
1.041%, 11/24/2017 (d)	30,000,000	29,932,671
0.980%, 12/28/2017 (d)	20,000,000	19,935,008

		79,824,891

TOTAL SHORT-TERM INVESTMENTS (Cost $179,805,231)		179,810,064

TOTAL INVESTMENTS (Cost $222,041,057) - 100.7%		222,446,877

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(1,538,810)

TOTAL NET ASSETS - 100.0%		$220,908,067

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

(a)	Non-income producing security.
(b)	Security is restricted to resale. The Portfolio’s adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at August 31, 2017 was $346,876, which represents 0.2% of net assets.
(c)	Rate shown is the 7-day effective yield.
(d)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS PURCHASED	NOTIONAL AMOUNT	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
FUTURES CONTRACTS PURCHASED
Mini MSCI Emerging Markets Index, September 2017 Settlement	1,941	$105,415,710	$42,272	$6,492,617
SGX Nifty 50 Index, September 2017 Settlement	638	12,680,888	35,138	(3,302)

TOTAL FUTURES CONTRACTS PURCHASED		$118,096,598	$77,410	$6,489,315

The accompanying footnotes are an integral part of the Schedule of Investments.

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley	09/27/2017	Brazilian Real	435,008	U.S. Dollars	128,000	$9,615
Morgan Stanley	01/03/2018	Brazilian Real	443,547	U.S. Dollars	130,000	8,441
Goldman Sachs	01/08/2018	Brazilian Real	343	U.S. Dollars	100	7
Goldman Sachs	10/30/2017	Indian Rupee	129,902,000	U.S. Dollars	2,000,000	17,229
Morgan Stanley	11/01/2017	Indian Rupee	258,636,000	U.S. Dollars	4,000,000	15,385
Morgan Stanley	11/20/2017	Indian Rupee	129,348,000	U.S. Dollars	2,000,000	3,726
Morgan Stanley	11/24/2017	Indian Rupee	129,456,000	U.S. Dollars	2,000,000	4,467
Morgan Stanley	12/04/2017	Indian Rupee	193,599,000	U.S. Dollars	3,000,000	(5,899)
Morgan Stanley	01/03/2018	Indian Rupee	11,502,966	U.S. Dollars	174,000	3,259
Morgan Stanley	01/17/2018	Indian Rupee	23,007,950	U.S. Dollars	350,000	3,956
Morgan Stanley	09/27/2017	South Korea Won	341,070,000	U.S. Dollars	300,000	2,547
Morgan Stanley	09/27/2017	Thai Baht	1,458,328	U.S. Dollars	43,000	927

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$63,660

The accompanying footnotes are an integral part of the Schedule of Investments.

Total Return Swaps (a)

COUNTERPARTY	REFERENCE ENTITY	PAY/RECEIVE TOTAL RETURN ON REFERENCE ENTITY	FIXED RATE	FINANCING RATE	TERMINATION DATE	PAYMENT FREQUENCY	NOTIONAL VALUE	NUMBER OF UNITS	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Acer, Inc.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	$211,947	430,000	$4,518
Goldman Sachs	Advanced Semiconductor Engineering, Inc.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	450,936	357,000	(15,500)
Goldman Sachs	Advantech Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	52,844	7,000	(1,264)
Goldman Sachs	Ambev SA	Receive	1.884%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	72,119	12,000	3,548
Goldman Sachs	Amorepacific Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	195,502	771	1,303
Goldman Sachs	Amorepacific Corp. - Preferred Shares	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	39,341	245	(2,102)
Goldman Sachs	Amorepacific Group	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	403,645	3,461	7,479
Goldman Sachs	Asia Cement Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	1,740	2,000	119
Goldman Sachs	Asustek Computer, Inc.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	493,598	56,000	(17,796)
Goldman Sachs	AU Optronics Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	148,566	377,000	6,289
Goldman Sachs	Banco Bradesco SA	Receive	1.884%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	63,862	6,600	3,739
Goldman Sachs	Banco Santander Brasil	Receive	1.884%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	16,124	2,000	1,753
Goldman Sachs	BGF Retail Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	479,375	5,887	(3,398)
Goldman Sachs	Braskem SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	30,733	2,600	729
Goldman Sachs	Bumrungrad Hospital PCL	Receive	2.086%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	29,810	4,700	1,046
Goldman Sachs	Catcher Technology Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	429,745	35,000	15,388
Goldman Sachs	Cathay Financial Holding Co.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	324,466	201,000	3,426
Goldman Sachs	CCR SA	Receive	1.884%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	15,725	3,000	910
Goldman Sachs	Celltrion, Inc.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	1,998	20	42
Goldman Sachs	Chang Hwa Commercial Bank Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	647,325	1,187,350	4,970
Goldman Sachs	Cheil Worldwide, Inc.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	487,908	28,413	(9,231)
Goldman Sachs	Cheng Shin Rubber Industry Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	48,438	24,000	(197)
Goldman Sachs	Chicony Electronics Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	403,576	161,000	717
Goldman Sachs	China Steel Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	55,849	68,000	1,289
Goldman Sachs	Chunghwa Telecom Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	480,213	141,000	10,573
Goldman Sachs	Cia Brasileira de Distribuicao	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	4,267	200	304
Goldman Sachs	Cia de Saneamento Basico do Estado de Sao Paulo	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	255,686	24,500	(5,535)
Goldman Sachs	CJ Cheiljedang Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	172,029	535	(78)
Goldman Sachs	CJ Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	458,227	2,844	(11,922)
Goldman Sachs	CJ E&M Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	76,261	1,145	906
Goldman Sachs	Compal Electronics	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	506,065	717,000	9,604
Goldman Sachs	Cosan SA Industria e Comercio	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	5,561	500	564
Goldman Sachs	Coway Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	192,304	2,194	(127)
Goldman Sachs	CP ALL PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	111,271	60,700	1,991
Goldman Sachs	CPFL Energia SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	157,510	18,500	1,646
Goldman Sachs	CTBC Financial Holding Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	1,906	3,000	35
Goldman Sachs	Daelim Industrial Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	63,426	826	(2,057)
Goldman Sachs	Daewoo Engineering & Construction Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	92,410	14,032	(4,971)
Goldman Sachs	Delta Electronics Thailand PCL	Receive	2.086%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	178,483	70,200	9,672
Goldman Sachs	Delta Electronics, Inc.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	505,386	94,000	9,900
Goldman Sachs	Dongbu Insurance Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	287,004	4,082	(14,884)
Goldman Sachs	Dongsuh Companies, Inc.	Receive	2.036%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	43,568	1,800	(1,266)
Goldman Sachs	Doosan Bobcat, Inc.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	283,157	8,983	20,642
Goldman Sachs	Doosan Heavy Industries	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	76,025	4,348	(6,658)
Goldman Sachs	E.Sun Financial Holding Co.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	1,916	3,222	110
Goldman Sachs	Eclat Textile Company Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	23,067	2,000	1,436
Goldman Sachs	EDP - Energias do Brasil SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	236,103	51,100	11,216
Goldman Sachs	E-Mart, Inc.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	441,046	2,089	(26,209)
Goldman Sachs	Engie Brasil Energia SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	112,906	10,000	3,935
Goldman Sachs	Eva Airways Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	51,216	108,150	5,595
Goldman Sachs	Evergreen Marine Corp. Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	30,668	53,000	9,711
Goldman Sachs	Far Eastern New Century Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	155,685	192,000	(2,081)
Goldman Sachs	Far Eastone Telecomm Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	456,489	189,000	1,727
Goldman Sachs	Feng Tay Enterprise Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	304,788	67,000	12,539
Goldman Sachs	Formosa Chemicals & Fibre	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	407,766	134,000	13,439
Goldman Sachs	Formosa Petrochemical Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	1,104,489	318,000	17,374
Goldman Sachs	Formosa Plastics Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	30,188	10,000	911
Goldman Sachs	Formosa Taffeta Co.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	68,734	69,000	(61)
Goldman Sachs	Foxconn Technology Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	21,125	7,000	1,078
Goldman Sachs	Giant Manufacturing	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	310,271	61,000	2,790
Goldman Sachs	Glow Energy PCL	Receive	2.086%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	215,374	85,400	5,163
Goldman Sachs	GS Engineering & Constructruction Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	31,146	1,207	(642)
Goldman Sachs	GS Holdings	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	221,744	3,491	(3,244)
Goldman Sachs	GS Retail Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	534,584	13,656	(46,103)
Goldman Sachs	Hana Financial Group	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	313,514	7,069	(6,448)
Goldman Sachs	Hankook Tire Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	467,395	8,296	(33,523)
Goldman Sachs	Hanon Systems	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	289,009	28,439	2,229
Goldman Sachs	Hanwha Chemical Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	134,767	4,446	4,569
Goldman Sachs	Hanwha Corporation	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	190,521	4,358	(657)
Goldman Sachs	Hanwha Life Insurance Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	277,010	41,281	(9,127)
Goldman Sachs	Home Product Center PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	21,309	71,300	149
Goldman Sachs	Hon Hai Precision Industry	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	1,685,999	439,000	22,798
Goldman Sachs	Hotai Motor Company Ltd.	Receive	2.039%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	12,168	1,000	(397)
Goldman Sachs	Hotel Shilla Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	328,679	5,951	(2,062)
Goldman Sachs	HTC Corp.	Receive	2.027%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	47,297	21,000	491
Goldman Sachs	Hua Nan Financial Holdings Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	1,758	3,150	58
Goldman Sachs	Hyosung Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	107,235	727	(5,107)
Goldman Sachs	Hypermarcas SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	461,926	50,900	15,076
Goldman Sachs	Hyundai Department Store Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	293,890	3,379	(4,510)
Goldman Sachs	Hyundai Development Co-Engineering & Construction	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	271,513	7,274	(28,769)
Goldman Sachs	Hyundai Engineering & Construction Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	552,653	14,141	(43,095)
Goldman Sachs	Hyundai Glovis Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	378,694	2,664	(12,651)
Goldman Sachs	Hyundai Heavy Industries	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	635,875	4,425	(53,303)
Goldman Sachs	Hyundai Marine & Fire Insurance Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	216,014	5,265	(391)
Goldman Sachs	Hyundai Mobis Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	653,585	2,962	(33,928)
Goldman Sachs	Hyundai Motor Co.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	92,099	707	(4,045)
Goldman Sachs	Hyundai Motor Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	4,013	43	(340)
Goldman Sachs	Hyundai Steel Co.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	187,840	3,516	(7,995)
Goldman Sachs	Indorama Ventures PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	120,232	104,300	2,704
Goldman Sachs	Innolux Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	528,611	1,103,000	8,427
Goldman Sachs	Inventec Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	96,222	121,000	(242)
Goldman Sachs	Itau Unibanco Holding SA	Receive	9.790%	BZDIOVRA Interbank Deposit Rate + 0.650%	6/01/2022	Term	41,110	1,100	1,003
Goldman Sachs	Itausa-Investimentos Itau SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	6,637	2,300	860
Goldman Sachs	JBS SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	131,360	53,200	15,108
Goldman Sachs	Kakao Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	2,035	21	254
Goldman Sachs	Kangwon Land, Inc.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	182,766	5,760	(6,615)
Goldman Sachs	Kasikornbank PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	711,391	118,400	5,178
Goldman Sachs	KCE Electronics PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	100,575	38,400	1,387
Goldman Sachs	KEPCO Plant Service & Engineering Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	278,165	6,859	(6)
Goldman Sachs	Kia Motors Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	674,628	20,972	(15,599)
Goldman Sachs	Korea Electric Power Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	273,915	7,032	(6,487)
Goldman Sachs	Korea Gas Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	105,082	2,505	(4,478)
Goldman Sachs	Korea Zinc Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	429,291	988	22,655
Goldman Sachs	Korean Air Lines Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	75,215	2,375	(5,334)
Goldman Sachs	Kroton Educacional SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	99,163	19,900	15,198
Goldman Sachs	Krung Thai Bank PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	128,689	233,300	2,647
Goldman Sachs	KT&G Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	333,336	3,296	1,252
Goldman Sachs	LG Chem Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	573,235	1,860	51,724
Goldman Sachs	LG Chem Ltd. - Preference Shares	Receive	2.302%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	20,735	89	23
Goldman Sachs	LG Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	345,464	5,080	32,787
Goldman Sachs	LG Display Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	423,824	15,331	(491)
Goldman Sachs	LG Electronics, Inc.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	629,349	9,941	88,859
Goldman Sachs	LG Household & Health - Preference Shares	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	84,590	155	(2,136)
Goldman Sachs	LG Household & Health Care	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	204,297	235	(4,363)
Goldman Sachs	LG Innotek Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	231,016	1,562	24,459
Goldman Sachs	LG Uplus Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	600,058	43,066	(73,276)
Goldman Sachs	Lite-On Technology Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	439,272	285,000	(8,987)
Goldman Sachs	Lojas Renner SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	69,726	7,300	1,214
Goldman Sachs	Lotte Chemical Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	368,379	1,067	9,580
Goldman Sachs	Lotte Confectionery Co., Ltd.	Receive	2.039%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	148,077	817	(5,032)
Goldman Sachs	Lotte Shopping Co.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	427,302	1,740	(30,841)
Goldman Sachs	M Dias Branco SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	173,126	10,900	(2,807)
Goldman Sachs	Mediatek, Inc.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	108,717	12,000	(1,211)
Goldman Sachs	Medy-Tox, Inc.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	2,210	4	(193)

Goldman Sachs	Mega Financial Holding Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	742,450	915,000	2,429
Goldman Sachs	Merida Industry Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	143,061	32,000	(2,507)
Goldman Sachs	Micro-Star International Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	380,143	153,000	(21,721)
Goldman Sachs	Nan Ya Plastics Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	516,193	207,000	6,321
Goldman Sachs	Natura Cosmeticos SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	339,980	42,300	56,303
Goldman Sachs	Naver Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	111,191	150	(10,835)
Goldman Sachs	Ncsoft Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	42,828	131	1,811
Goldman Sachs	NH Investment & Securities Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	31,157	2,521	(318)
Goldman Sachs	Nien Made Enterprise Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	92,757	8,000	(5,728)
Goldman Sachs	Novatek Microelectronics Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	366,085	99,000	19,261
Goldman Sachs	OCI Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	39,541	503	4,283
Goldman Sachs	Odontoprev SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	106,814	26,100	16,707
Goldman Sachs	Orion Corp./Republic of Korea	Receive	2.028%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	96,592	1,245	(228)
Goldman Sachs	Ottogi Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	302,631	437	(7,829)
Goldman Sachs	Pegatron Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	707,223	226,000	16,545
Goldman Sachs	Petroleo Brasileiro SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	364,704	84,400	9,735
Goldman Sachs	Porto Seguro SA	Receive	1.878%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	494,586	46,400	17,580
Goldman Sachs	POSCO	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	608,150	2,089	27,928
Goldman Sachs	Posco Daewoo Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	95,843	4,755	(6,692)
Goldman Sachs	Pou Chen	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	294,994	220,000	(9,747)
Goldman Sachs	President Chain Store Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	624,172	72,000	(14,980)
Goldman Sachs	PTT Exploration & Production PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	218,038	83,800	3,963
Goldman Sachs	PTT Global Chemical PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	391,373	176,100	21,564
Goldman Sachs	PTT PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	935,781	78,900	27,564
Goldman Sachs	Qualicorp SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	188,519	17,900	9,587
Goldman Sachs	Quanta Computer, Inc.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	601,284	254,000	(23,192)
Goldman Sachs	Raia Drogasil SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	65,919	3,000	133
Goldman Sachs	Realtek Semiconductor Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	349,650	94,000	14,658
Goldman Sachs	Robinson PCL	Receive	2.086%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	130,872	81,000	9,390
Goldman Sachs	RTS Index Future - September 2017 Expiration	Receive	—%	N/A	9/21/2017	Term	4,033,892	1,949	227,792
Goldman Sachs	S-1 Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	413,278	4,953	(19,441)
Goldman Sachs	Samsung C&T Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	91,933	779	(2,849)
Goldman Sachs	Samsung Electronics Co. - Preference Shares	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	62,631	36	(2,490)
Goldman Sachs	Samsung Electronics Co., Ltd.	Receive	2.028%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	5,303,533	2,503	(165,362)
Goldman Sachs	Samsung Fire & Marine Insurance	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	458,372	1,795	(18,407)
Goldman Sachs	Samsung Life Insurance Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	337,152	3,123	(17,358)
Goldman Sachs	Samsung SDS Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	688,004	4,394	(35,580)
Goldman Sachs	Shinhan Financial Group Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	26,470	560	(665)
Goldman Sachs	Siam Cement PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	579,585	38,800	7,368
Goldman Sachs	Siam Commercial Bank PCL	Receive	2.086%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	280,236	62,800	4,400
Goldman Sachs	Siliconware Precision Industries	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	129,895	82,000	28
Goldman Sachs	Sinopac Financial Holdings	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	270,268	862,000	6,670
Goldman Sachs	SK Holdings Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	281,690	1,172	(3,771)
Goldman Sachs	SK Hynix, Inc.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	886,242	14,989	25,498
Goldman Sachs	SK Innovation Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	659,418	4,200	42,401
Goldman Sachs	SK Telecom	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	725,299	3,035	(43,303)
Goldman Sachs	S-Oil Corp.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	7,960	81	1,049
Goldman Sachs	Standard Foods Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	55,774	21,840	910
Goldman Sachs	Suzano Papel e Celulose SA	Receive	1.884%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	7,903	1,800	2,098
Goldman Sachs	Synnex Technology International Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	354,226	318,000	9,113
Goldman Sachs	Taiwan Cement	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	131,171	115,000	1,787
Goldman Sachs	Taiwan Fertilizer Co., Ltd.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	2,737	2,000	39
Goldman Sachs	Taiwan Mobile Co., Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	220,021	62,000	1,768
Goldman Sachs	Taiwan Semiconductor Manufacturing	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	56,562	8,000	785
Goldman Sachs	Teco Electric & Machinery	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	348,858	375,000	1,415
Goldman Sachs	Thai Oil PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	341,330	124,400	11,705
Goldman Sachs	Tim Participacoes SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	244,186	71,600	12,293
Goldman Sachs	TMB Bank PCL	Receive	2.082%	1-Month USD LIBOR + 0.850%	6/01/2022	Term	31,287	439,500	(50)
Goldman Sachs	Transcend Information, Inc.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	326,515	110,000	1,392
Goldman Sachs	Ultrapar Participacoes SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	332,717	14,300	4,647
Goldman Sachs	Uni-President Enterprises Co.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	549,230	279,000	51,387
Goldman Sachs	Vale SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	419,749	42,300	51,499
Goldman Sachs	Vale SA - Preference Shares	Receive	1.884%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	3,607	400	530
Goldman Sachs	Weg SA	Receive	1.881%	1-Month USD LIBOR + 0.650%	6/01/2022	Term	88,847	14,800	7,386
Goldman Sachs	Wistron Corp.	Receive	2.031%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	416,426	442,484	8,292
Goldman Sachs	WPG Holdings Ltd.	Receive	2.034%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	275,960	211,000	1,241
Goldman Sachs	Yuhan Corp.	Receive	2.033%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	206,984	992	(8,242)
Goldman Sachs	Yulon Motor Co.	Receive	2.036%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	84,171	98,000	257
Goldman Sachs	Zhen Ding Technology Holding	Receive	2.027%	1-Month USD LIBOR + 0.800%	6/01/2022	Term	95,237	41,000	(280)

							$59,819,686		$278,980

(a)	Foreign issue total return swap.

The accompanying footnotes are an integral part of the Schedule of Investments.

As of August 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

Elements U.S. Portfolio

		Investments	Securities Sold Short	Futures Contracts	Total Portfolio
Tax cost(1)		$714,260,329	$(20,955)	$—	$714,239,374

Gross unrealized appreciation		$41,335,952	$2	$—	$41,335,954
Gross unrealized depreciation		(18,994,502)	—	(6,392)	(19,000,894)

Net unrealized appreciation (depreciation)		$22,341,450	$2	$(6,392)	$22,335,060

Elements U.S. Small Cap Portfolio

			Investments	Futures Contracts	Total Portfolio
Tax cost			$496,569,705	$—	$496,569,705

Gross unrealized appreciation			$27,260,541	$—	$27,260,541
Gross unrealized depreciation			(28,009,151)	(352,485)	(28,361,636)

Net unrealized depreciation			$(748,610)	$(352,485)	$(1,101,095)

Elements International Portfolio

		Investments	Futures Contracts	Swap Contracts	Total Portfolio
Tax cost		$396,627,402	$—	$—	$396,627,402

Gross unrealized appreciation		$22,631,050	$601,859	$2,666,089	$25,898,998
Gross unrealized depreciation		(9,489,464)	—	(3,224,857)	(12,714,321)

Net unrealized appreciation (depreciation)		$13,141,586	$601,859	$(558,768)	$13,184,677

Elements International Small Cap Portfolio

		Investments	Futures Contracts	Swap Contracts	Total Portfolio
Tax cost		$138,887,752	$—	$—	$138,887,752

Gross unrealized appreciation		$10,269,550	$542,935	$1,786,973	$12,599,458
Gross unrealized depreciation		(4,052,124)	—	(1,333,660)	(5,385,784)

Net unrealized appreciation		$6,217,426	$542,935	$453,313	$7,213,674

Elements Emerging Markets Portfolio

	Investments	Forward Currency Contracts	Futures Contracts	Swap Contracts	Total Portfolio
Tax cost	$222,041,057	$—	$—	$—	$222,041,057

Gross unrealized appreciation	$1,026,968	$69,559	$6,492,617	$1,290,327	$8,879,471
Gross unrealized depreciation	(621,148)	(5,899)	(3,302)	(1,011,347)	(1,641,696)

Net unrealized appreciation	$405,820	$63,660	$6,489,315	$278,980	$7,237,775

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal period’s federal income tax information (as applicable), please refer to the Notes to Financial Statements section in the Portfolios’ most recent annual report.

(1)	Tax cost represents tax cost on investments, net of proceeds on securities sold short.

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Portfolios are investment companies and apply specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services – Investment Companies.

Investment Valuation and Fair Value Measurement

The Board of Trustees (“Board”) has approved procedures pursuant to which each Portfolio values its investments (the “Valuation Procedures”). The Board has established an Adviser Valuation Committee comprised of employees of Stone Ridge Asset Management LLC (the “Adviser”) to which they have delegated responsibility for overseeing the implementation of the Valuation Procedures and fair value determinations made on behalf of the Board.

Listed below is a summary of certain of the methods generally used currently to value investments of each Portfolio under the Valuation Procedures:

Short-term debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of 60 days or less, are generally valued at amortized cost, which approximates fair value.

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

For investments in open-end management companies that are registered under the Investment Company Act of 1940 (the “1940 Act”), the value of the shares of such funds is calculated based upon the net asset value per share of such funds. The prospectuses for such funds explain the circumstances under which they will use fair value pricing and its effects.

Equity securities are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded. The values of the Portfolios’ investments in publicly traded foreign equity securities generally will be the closing or final trading prices in the local trading markets but may be adjusted based on values determined by a pricing service using pricing models designed to estimate changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the New York Stock Exchange (“NYSE”).

Exchange-traded derivatives, such as options and futures contracts, are valued at the settlement price on the exchange or mean of the bid and asked prices.

Total return swaps on exchange-traded underliers or indices are generally valued on the basis of funding accruals and underlying instruments’ total returns. Other non-exchange traded derivatives, such as FX forwards, are generally valued on the basis of valuations provided by a pricing service.

If market quotations are not readily available or available market quotations or other information are deemed to be unreliable by the Adviser Valuation Committee, and if the valuation of the applicable instrument is not covered by the valuation methods described above or if the valuation methods are described above, but such methods are deemed unreliable by the Adviser Valuation Committee, then such instruments will be valued as determined in good faith by the Adviser Valuation Committee. In these circumstances, a Portfolio determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Adviser Valuation Committee of any information or factors it deems appropriate. For purposes of determining the fair value of securities, the Adviser Valuation Committee may generally consider, without limitation: (i) indications or quotes from brokers or other third-party sources; (ii) valuations provided by a third-party pricing agent; (iii) internal models that take into consideration different factors determined to be relevant by the Adviser; or (iv) any combination of the above.

Fair value pricing may require subjective determinations about the value of a portfolio instrument. Fair values may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by a Portfolio. It is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio. Information that becomes known to the Portfolios or their agents after the net asset value (“NAV”) has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier that day.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Portfolio could change on days when Portfolio shares cannot be bought or sold. The value of investments traded in markets outside the U.S. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed, and the NAV of a Portfolio’s shares may change on days when an investor is not able to purchase, redeem or exchange shares. The calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of foreign securities used in NAV calculations.

The Portfolios adhere to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Portfolio can access at the measurement date;

Level 2 Inputs: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;

Level 3 Inputs: unobservable inputs for the asset or liability.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following tables summarize the inputs used to value the Portfolios’ investments as of August 31, 2017.

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Elements U.S. Portfolio(1)
Assets
Common Stocks	$658,089,011	$—	$—	$658,089,011
Real Estate Investment Trusts	3,043,428	—	—	3,043,428
Money Market Funds	75,469,340	—	—	75,469,340

Total Assets	$736,601,779	$—	$—	$736,601,779

Liabilities
Common Stocks	$(20,953)	$—	$—	$(20,953)

Total Liabilities	$(20,953)	$—	$—	$(20,953)

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(6,392)	$—	$—	$(6,392)

Total	$(6,392)	$—	$—	$(6,392)

Elements U.S. Small Cap Portfolio(1)
Assets
Common Stocks	$394,037,866	$—	$—	$394,037,866
Real Estate Investment Trusts	6,187,053	—	—	6,187,053
Rights	28,284	—	—	28,284
Money Market Funds	67,189,589	—	—	67,189,589
Investments Purchased with the Cash Proceeds from Securities Lending	28,378,303	—	—	28,378,303

Total Assets	$495,821,095	$—	$—	$495,821,095

Other Financial Instruments*
Unrealized depreciation on futures contracts	$(352,485)	$—	$—	$(352,485)

Total	$(352,485)	$—	$—	$(352,485)

Elements International Portfolio(1)
Assets
Common Stocks	$339,583,155	$—	$—	$339,583,155
Preferred Stocks	807,651	—	—	807,651
Rights	3,597	—	—	3,597
Money Market Funds	69,374,585	—	—	69,374,585

Total Assets	$409,768,988	$—	$—	$409,768,988

Other Financial Instruments*
Unrealized appreciation on futures contracts	$601,859	$—	$—	$601,859
Unrealized appreciation on swap contracts	—	2,666,089	—	2,666,089
Unrealized depreciation on swap contracts	—	(3,224,857)	—	(3,224,857)

Total	$601,859	$(558,768)	$—	$43,091

Elements International Small Cap Portfolio(1)
Assets
Common Stocks	$112,326,262	$—	$—	$112,326,262
Preferred Stocks	160,213	—	—	160,213
Real Estate Investment Trusts	25,080	—	—	25,080
Money Market Funds	32,593,623	—	—	32,593,623

Total Assets	$145,105,178	$—	$—	$145,105,178

Other Financial Instruments*
Unrealized appreciation on futures contracts	$542,935	$—	$—	$542,935
Unrealized appreciation on swap contracts	—	1,786,973	—	1,786,973
Unrealized depreciation on swap contracts	—	(1,333,660)	—	(1,333,660)

Total	$542,935	$453,313	$—	$996,248

Elements Emerging Markets Portfolio
Assets
Common Stocks	$42,636,813	$—	$—	$42,636,813
Rights	—	—	—	—
Money Market Funds	99,985,173	—	—	99,985,173
U.S. Treasury Bills	—	79,824,891	—	79,824,891

Total Assets	$142,621,986	$79,824,891	$—	$222,446,877

Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$69,559	$—	$69,559
Unrealized depreciation on forward currency contracts	—	(5,899)	—	(5,899)
Unrealized appreciation on futures contracts	6,492,617	—	—	6,492,617
Unrealized depreciation on futures contracts	(3,302)	—	—	(3,302)
Unrealized appreciation on swap contracts	—	1,290,327	—	1,290,327
Unrealized depreciation on swap contracts	—	(1,011,347)	—	(1,011,347)

Total	$6,489,315	$342,640	$—	$6,831,955

*	Other financial instruments are derivatives, such as forward currency contracts, futures contracts and swap contracts. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	The Portfolio measures Level 3 activity as of the beginning and end of each financial reporting period. For the period ended August 31, 2017, the Portfolio did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant inputs (Level 3 securities) were used in determining fair value is not applicable.

Derivative Transactions – All of the Portfolios engaged in futures transactions while the Elements International Portfolio, Elements International Small Cap Portfolio and Elements Emerging Markets Portfolio engaged in swaps transactions and the Elements Emerging Markets Portfolio engaged in forward currency transactions. These transactions were for speculative purposes, to maintain liquidity, to hedge equity and foreign exchange rate exposure or to earn an enhanced return during the period ending August 31, 2017.

Futures Contracts – All of the Portfolios may engage in transactions in futures contracts and options on futures contracts. Futures contracts are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A currency future is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the specified currencies at the close of the last trading day of the contract and the price at which the currency contract originally was written. The Portfolios are also authorized to purchase or sell call and put options on futures contracts. Each Portfolio may maintain margin for non-U.S. futures transactions directly with its broker or the clearinghouse.

The average notional amount of futures contracts during the period ended August 31, 2017, were as follows:

	Elements U.S. Portfolio	Elements U.S. Small Cap Portfolio	Elements International Portfolio	Elements International Small Cap Portfolio	Elements Emerging Markets Portfolio
Long futures contracts
Equity index contracts	$45,484,450	$45,651,380	$47,378,620	$28,417,054	$144,344,169
Total long futures contracts	$45,484,450	$45,651,380	$47,378,620	$28,417,054	$144,344,169

Total Return Swaps – All of the Portfolios may enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). Other types of swap agreements may calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. The Elements International Portfolio, the Elements International Small Cap Portfolio and the Elements Emerging Markets Portfolio use swaps for speculative purposes based on performance of the underlying reference instrument. The average amount of long total return swaps held during the period ended August 31, 2017 was $71,515,833 for the Elements International Portfolio, $18,016,271 for the Elements International Small Cap Portfolio and $5,100,708,615 for the Elements Emerging Markets Portfolio.

Forward Currency Contracts – All of the Portfolios may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollars.

The Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts. The average notional amount of forward currency contracts during the period ended August 31, 2017 was $7,341,767 for long contracts and $33 for short contracts for the Elements Emerging Markets Portfolio.

Statement of Assets and Liabilities — Values of Derivatives at August 31, 2017

	ASSET DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements International Portfolio
Futures contracts
Equity index contracts	Net assets - Unrealized appreciation*	$601,859
Total return swaps
Equity contracts	Unrealized appreciation on swap contracts	2,666,089
Elements International Small Cap Portfolio
Futures contracts
Equity index contracts	Net assets - Unrealized appreciation*	542,935
Total return swaps
Equity contracts	Unrealized appreciation on swap contracts	1,786,973
Elements Emerging Markets Portfolio
Forward currency contracts
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	69,559
Futures contracts
Equity index contracts	Net assets - Unrealized appreciation*	6,492,617
Total return swaps
Equity contracts	Unrealized appreciation on swap contracts	1,290,327

*	Reflects cumulative unrealized appreciation of futures contracts as reported in the Schedule of Investments.

Statement of Assets and Liabilities — Values of Derivatives at August 31, 2017

	LIABILITY DERIVATIVES
	STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Elements U.S. Portfolio
Futures contracts
Equity index contracts	Net assets - Unrealized depreciation*	$6,392
Elements U.S. Small Cap Portfolio
Futures contracts
Equity index contracts	Net assets - Unrealized depreciation*	352,485
Elements International Portfolio
Total return swaps
Equity contracts	Unrealized depreciation on swap contracts	3,224,857
Elements International Small Cap Portfolio
Total return swaps
Equity contracts	Unrealized depreciation on swap contracts	1,333,660
Elements Emerging Markets Portfolio
Forward currency contracts
Foreign exchange contracts	Unrealized depreciation on forward currency contracts	5,899
Futures contracts
Equity index contracts	Net assets - Unrealized depreciation*	3,302
Total return swaps
Equity contracts	Unrealized depreciation on swap contracts	1,011,347

*	Reflects cumulative unrealized depreciation of futures contracts as reported in the Schedule of Investments.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust

By (Signature and Title)	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	10/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date	10/27/2017

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date	10/27/2017

*	Print the name and title of each signing officer under his or her signature.